UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 –    Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report

APRIL 30, 2008 | (UNAUDITED)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Preferred and Equity Advantage Trust (BTZ)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	APRIL 30, 2008

A Letter to Shareholders

THIS PAGE NOT PART OF YOUR FUND REPORT

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	-9.64%	-4.68%

Small cap U.S. equities (Russell 2000 Index)	-12.92	-10.96

International equities (MSCI Europe, Australasia, Far East Index)	-9.21	-1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+4.08	+6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.47	+2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	-0.73	-0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

3

Trust Summary as of April 30, 2008	BlackRock Broad Investment Grade 2009 Term Trust Inc.

Investment Objective

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (the “Trust”) seeks to manage a portfolio of fixed income securities that will return $15 per share (the initial public offering price per share) to investors on or about December 31, 2009 while providing high monthly income.

Performance

For the six months ended April 30, 2008, the Trust returned -8.39% based on market price, with dividends reinvested. The Trust’s return based on net asset value (“NAV”) was +2.97%, with dividends reinvested. For the same period, the Lipper U.S. Mortgage Funds category of closed-end funds posted an average return of -2.00% on a NAV basis. The Trust’s effective duration of 0.15 years was much shorter than its Lipper peers and thus, was beneficial to relative performance. The Trust’s market price premium versus its NAV narrowed substantially during the period.

Trust Information

Symbol on American Stock Exchange	BCT
Initial Offering Date	June 17, 1993
Yield on Closing Market Price as of April 30, 2008 ($13.58)[1]	4.33%
Current Monthly Distribution per Share[2]	$0.049
Current Annualized Distribution per Share[2]	$0.588

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$13.58	$15.15	(10.36%)	$15.24	$12.55
Net Asset Value	$13.48	$13.38	0.75%	$13.51	$13.17

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

	4/30/08	10/31/07

Non-Government Agency Mortgage-Backed Securities	53%	23%
U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations	27	47
Municipal Bonds	11	18
Corporate Bonds	7	9
U.S. Government Agency Mortgage-Backed Securities	2	3

4	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Core Bond Trust

Investment Objective

BlackRock Core Bond Trust (BHK) (the “Trust”) seeks to provide high current income with the potential for capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned +3.73% based on market price, with dividends reinvested. The Trust’s return based on NAV was +1.40%, with dividends reinvested. For the same period, the Lipper Corporate Debt Funds BBB-Rated category of closed-end funds posted an average return of -1.04% on a NAV basis. In an environment of credit market turmoil, the Trust’s high average credit quality enhanced performance relative to the Lipper peer group. More than 55% of the Trust’s net assets were invested in securities rated AA and above.

Trust Information

Symbol on New York Stock Exchange	BHK
Initial Offering Date	November 27, 2001
Yield on Closing Market Price as of April 30, 2008 ($12.30)[1]	6.05%
Current Monthly Distribution per Share[2]	$0.062
Current Annualized Distribution per Share[2]	$0.744
Leverage as of April 30, 2008[3]	30%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]	As a percentage of managed assets, which is the total assets of the Trust minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.30	$12.23	0.57%	$12.68	$11.26
Net Asset Value	$13.40	$13.63	(1.69%)	$13.77	$13.12

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	4/30/08	10/31/07

Corporate Bonds	47%	42%
U.S. Government Agency Mortgage-Backed Securities	17	38
Non-Government Agency Mortgage-Backed Securities	13	9
U.S. Government Obligations	10	4
Asset-Backed Securities	6	4
U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations	3	1
Preferred Securities	3	2
Foreign Government Obligations	1	—

Corporate Bond Breakdown[4]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	51%	6%
AA/Aa	13	24
A/A	13	21
BBB/Baa	10	20
BB/Ba	2	7
B/B	6	16
CCC/Caa	2	6
Not Rated	3	—

[4]	Using the higher of Standard & Poor’s or Moody’s Investor Services ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	5

Trust Summary as of April 30, 2008	BlackRock High Yield Trust

Investment Objective

BlackRock High Yield Trust (BHY) (the “Trust”) seeks to provide high current income and, to a lesser extent, capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned +3.40% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.11%, with dividends reinvested. For the same period, the Lipper High Current Yield Funds (Leveraged) category of closed-end funds posted an average return of -9.95% on a NAV basis. In a difficult market for high yield securities, the Trust maintained a low leverage position (averaging less than 20% of net assets) relative to its Lipper peer group, which aided performance. Conversely, a small allocation to bank loans, which underperformed high yield issues, detracted from the relative return.

Trust Information

Symbol on New York Stock Exchange	BHY
Initial Offering Date	December 23, 1998
Yield on Closing Market Price as of April 30, 2008 ($6.83)[1]	8.96%
Current Monthly Distribution per Share[2]	$.051
Current Annualized Distribution per Share[2]	$.612
Leverage as of April 30, 2008[3]	10%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]	As a percentage of managed assets, which is the total assets of the Trust minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change		High	Low

Market Price	$6.83	$6.92	(1.30%	)	$7.21	$5.65
Net Asset Value	$7.24	$7.91	(8.47%	)	$7.91	$6.88

The following charts show the corporate portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition[4]

	4/30/08	10/31/07

Media	14%	17%
Oil, Gas & Consumable Fuels	9	8
Hotels, Restaurants & Leisure	7	6
Wireless Telecommunication Services	5	5
Diversified Telecommunication Services	5	4
Independent Power Producers & Energy Traders	4	6
Specialty Retail	4	4
Metals & Mining	4	3
Commercial Services & Supplies	4	4
Chemicals	4	5

[4]

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

Corporate Bond Breakdown[5]

Credit Rating	4/30/08	10/31/07

A/A	1%	—%
BBB/Baa	5	4
BB/Ba	22	21
B	51	51
CCC/Caa	17	21
Not Rated	4	3

[5]	Using the higher of Standard & Poor’s or Moody’s Investor Services ratings.

6	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Income Opportunity Trust

Investment Objective

BlackRock Income Opportunity Trust (BNA) (the “Trust”) seeks to provide current income and capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned +2.07% based on market price, with dividends reinvested. The Trust’s return based on NAV was +0.74%, with dividends reinvested. For the same period, the Lipper Corporate Debt Funds BBB-Rated category of closed-end funds posted an average return of -1.04% on a NAV basis. The Trust’s comparative performance benefited from its relatively high credit quality and a significant allocation to mortgages, which outperformed corporate issues during the period. By the end of March 2008, management had reduced the allocation to mortgages in favor of corporates, which subsequently outperformed mortgages in the final weeks of the period.

Trust Information

Symbol on New York Stock Exchange	BNA
Initial Offering Date	December 20, 1991
Yield on Closing Market Price as of April 30, 2008 ($10.08)[1]	6.07%
Current Monthly Distribution per Share[2]	$0.051
Current Annualized Distribution per Share[2]	$0.612
Leverage as of April 30, 2008[3]	30%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]	As a percentage of managed assets, which is the total assets of the Trust minus the sum of the accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$10.08	$10.19	(1.08%)	$10.25	$9.20
Net Asset Value	$10.76	$11.02	(2.36%)	$11.16	$10.55

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	4/30/08	10/31/07

Corporate Bonds	46%	38%
Non-Government Agency Mortgage-Backed Securities	14	9
U.S. Government Agency Mortgage-Backed Securities	12	34
U.S. Government Obligations	12	4
Asset-Backed Securities	8	7
U.S. Government Agency Mortgage-Backed Securities – Collateralized Mortgage Obligations	5	5
Capital Trusts	2	—
Preferred Stocks	1	—
Trust Preferreds	—	2
Municipal Bonds	—	1

Corporate Bond Breakdown[4]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	53%	8%
AA/Aa	12	21
A	13	20
BBB/Baa	10	22
BB/Ba	2	6
B	5	17
CCC/Caa	1	6
Not Rated	4	—

[4]	Using the higher of Standard & Poor’s or Moody’s Investor Services ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	7

Trust Summary as of April 30, 2008	BlackRock Income Trust Inc.

Investment Objective

BlackRock Income Trust Inc. (BKT) (the “Trust”) seeks to provide high monthly income while preserving capital.

Performance

For the six months ended April 30, 2008, the Trust returned +6.85% based on market price, with dividends reinvested. The Trust’s return based on NAV was +6.86%, with dividends reinvested. For the same period, the Lipper U.S. Mortgage Funds (closed-end) category posted an average return of -2.00% on a NAV basis. During the six months, the Trust was generally more than 80% invested in government and AAA-rated mortgages, which fared relatively well in a difficult market environment. The Trust maintained a fairly low leverage position (averaging 20% or less of net assets), which also aided performance for the period.

Trust Information

Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Yield on Closing Market Price as of April 30, 2008 ($6.05)[1]	4.76%
Current Monthly Distribution per Share[2]	$0.024
Current Annualized Distribution per Share[2]	$0.288
Leverage as of April 30, 2008[3]	15%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]	As a percentage of managed assets, which is the total assets of the Trust minus the sum of the accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$6.05	$5.81	4.13%	$6.20	$5.23
Net Asset Value	$6.80	$6.53	4.13%	$7.05	$6.35

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

	4/30/08	10/31/07

U.S. Government Agency Mortgage-Backed Securities	47%	51%
U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations	29	25
Non U.S. Government Agency Mortgage Backed Securities	16	12
U.S. Government and Agency Obligations	5	9
Asset-Backed Securities	2	2
Corporate Bonds	1	1

8	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Limited Duration Income Trust

Investment Objective

BlackRock Limited Duration Income Trust (BLW) (the “Trust”) seeks to provide current income and capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned -1.11% based on market price, with dividends reinvested. The Trust’s return based on NAV was -2.62%, with dividends reinvested. For the same period, the Lipper High Current Yield Funds (Leveraged) category of closed-end funds posted an average return of -9.95% on a NAV basis. The Trust’s allocation to investment-grade bonds (more than 20% of net assets) and relatively low leverage position (less than 20% of net assets) enhanced the comparative performance. In contrast, the Trust’s allocation to bank loans (greater than 40% of net assets), which underperformed high yield issues during the period, detracted from the relative return.

Trust Information

Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Yield on Closing Market Price as of April 30, 2008 ($15.73)[1]	9.54%
Current Monthly Distribution per Share[2]	$0.125
Current Annualized Distribution per Share[2]	$1.50
Leverage as of April 30, 2008[3]	17%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.105. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.

[3]	As a percentage of managed assets, which is the total assets of the Trust minus the sum of the accrued liabilities (other than debt representing financial leverage).

The table below summarizes the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$15.73	$16.68	(5.70%)	$16.99	$13.98
Net Asset Value	$17.20	$18.52	(7.13%)	$18.52	$16.59

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	4/30/08	10/31/07

Floating Rate Loan Interests	47%	42%
Corporate Bonds	31	37
U.S. Government Agency Mortgage Backed Securities	15	16
U.S. Government and Agency Obligations	5	3
Foreign Government Obligations	2	2

Corporate Bond Breakdown[4]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	20%	1%
A/A	1	4
BBB/Baa	5	8
BB/Ba	28	23
B/B	27	43
CCC/Caa	6	18
Not Rated	13	3

[4]	Using the higher of Standard & Poor’s or Moody’s Investor Services ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	9

Trust Summary as of April 30, 2008	BlackRock Preferred and Equity Advantage Trust

Investment Objective

BlackRock Preferred and Equity Advantage Trust (BTZ) (the “Trust”) seeks high current income, current gains and capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned -7.43% based on market price, with dividends reinvested. The Trust’s return based on NAV was -11.98%, with dividends reinvested. For the same period, the Lipper Income & Preferred Stock Funds (closed-end) category posted an average return of -10.71% on a NAV basis. The Trust’s Lipper category contains both preferred bond and equity funds, which came under pressure as a result of adverse financial market conditions and concerns about credit quality. Financial issuers, which constitute a majority of the preferred market, were especially affected.

Trust Information

Symbol on New York Stock Exchange	BTZ
Initial Offering Date	December 27, 2006
Yield on Closing Market Price as of April 30, 2008 ($16.34)[1]	11.47%
Current Monthly Distribution per Share[2]	$0.15625
Current Annualized Distribution per Share[2]	$1.875
Leverage as of April 30, 2008[3]	33%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.130. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.

[3]

As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Shares (“Preferred Shares”)) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/2007	Change	High	Low

Market Price	$16.34	$ 18.65	(12.39%)	$18.65	$14.71
Net Asset Value	$17.82	$ 21.39	(16.69%)	$21.39	$17.38

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s preferred stock, trust preferred stock and corporate bond investments:

Portfolio Composition[4]

	4/30/08	10/31/07

Financials	66%	66%
Energy	6	4
Information Technology	5	6
Utilities	5	4
Consumer Discretionary	4	5
Health Care	4	4
Industrials	4	4
Consumer Staples	3	3
Telecommunication Services	2	2
Materials	1	2

[4]

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

Preferred, Trust Preferred and Corporate Bond Breakdown[5]

Credit Rating	4/30/08	10/31/07

AA/Aa	20%	20%
A	44	42
BBB/Baa	27	29
BB/Ba	2	1
B	7	6
CCC/Caa	—	1
Not Rated	—	1

[5]	Using the higher of Standard and Poor’s,Moody’s or Fitch ratings.

10	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Strategic Bond Trust

Investment Objective

BlackRock Strategic Bond Trust (BHD) (the “Trust”) seeks total return through high current income and capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned +2.25% based on market price, with dividends reinvested. The Trust’s return based on NAV was +0.31%, with dividends reinvested. For the same period, the Lipper General Bond Funds (closed-end) category posted an average return of +1.06% on a NAV basis. The Trust’s relatively low credit quality (allocations to high yield and corporate issues exceeded 60% and 30% of net assets, respectively) hindered the comparative performance for most of the period. However, this positioning aided performance in April 2008, as corporate securities rebounded and the high yield market recorded one of the best monthly performances in its history.

Trust Information

Symbol on New York Stock Exchange	BHD
Initial Offering Date	February 26, 2002
Yield on Closing Market Price as of April 30, 2008 ($11.68)[1]	7.91%
Current Monthly Distribution per Share[2]	$0.077
Current Annualized Distribution per Share[2]	$0.924

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$11.68	$11.88	(1.68%)	$12.10	$10.81
Net Asset Value	$13.31	$13.80	(3.55%)	$13.82	$12.97

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition[3]

	4/30/08	10/31/07

Media	17%	22%
Diversified Telecommunications Services	10	8
Aerospace & Defense	8	8
Oil, Gas & Consumable Fuels	6	6
Diversified Financial Services	5	2
Commercial Services & Supplies	5	5
Specialty Retail	4	4
Electric Utilities	4	4
Wireless Telecommunications Services	3	3
Hotels, Restaurants & Leisure	3	2

[3]

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

Corporate Bond Breakdown[4]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	5%	1%
AA/Aa	4	4
A	19	17
BBB/Baa	18	15
BB/Ba	12	12
B	32	37
CCC/Caa	8	12
Not Rated	2	2

[4]	Using the higher of Standard & Poor’s or Moody’s Investor Services ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	11

The Benefits and Risks of Leveraging

The Trusts may utilize leverage through borrowings or issuance of short-term debt securities or Preferred Shares. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates on borrowings or dividend rates on the Preferred Shares, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Shareholders will be the beneficiaries of the incremental yield.

As of April 30, 2008, the Trusts had the following leverage amounts of managed assets:

Percent of Leverage

Core Bond	30%
High Yield	10%
Income Opportunity	30%
Income Trust	15%
Limited Duration	17%
Preferred and Equity	33%

Leverage creates risks for holders of Common Shares including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings or in the dividend rates on any Preferred Shares may reduce the Common Shares’ yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced.

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement.

12	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Global Rated Eligible Asset Trust Series 1998-A Class 1, 7.45%, 9/15/07 (a)(b)(i)	$234	$23
Structured Mortgage Asset Residential Trust Series 2, 8.24%, 11/07/07 (a)(i)	567	57

Total Asset-Backed Securities—0.0%		80

U.S. Government Agency Mortgage-Backed Securities
Fannie Mae Guaranteed Pass-Through Certificates:
5.50%, 1/01/17 - 2/01/17	287	293,589
6.50%, 7/01/29	14	14,759

Total U.S. Government Agency Mortgage-Backed Securities—0.8%		308,348

U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations

Fannie Mae Trust:
Series G-21 Class L, 0.95%, 7/25/21 (c)	245	5,221
Series 1992-174 Class S, 0.098%, 9/25/22 (c)	2,488	9,163
Series 1993-49 Class H, 7%, 4/25/13	584	611,030
Series 1993-49 Class L, 0.445%, 4/25/13 (c)	1,887	11,963
Series 1993-192 Class SC, 7.334%, 10/25/08 (d)	45	44,805
Series 1993-214 Class SH, 10.773%, 12/25/08 (d)	17	17,832
Series 1993-214 Class SK, 10%, 12/25/08 (d)	24	24,762
Series 1994-13 Class SJ, 8.75%, 2/25/09	2	1,781
Series 1996-20 Class SL, 10.475%, 9/25/08 (c)(d)	10	161
Series 2003-70 Class ID, 5%, 4/25/22 (c)	1,739	12,798
Series 2004-13 Class IG, 5%, 10/25/22 (c)	665	14,036
Freddie Mac Multiclass Certificates:
Series 65 Class I, 0.50%, 8/15/20 (c)	730	15,052
Series 141 Class H, 1.06%, 5/15/21 (c)	145	3,683
Series 1506 Class S, 12.012%, 5/15/08 (d)	0	253
Series 1510 Class G, 7.05%, 5/15/13	1,443	1,512,949
Series 1515 Class S, 11.505%, 5/15/08 (d)	11	11,028
Series 1598 Class J, 6.50%, 10/15/08 (e)	399	398,920
Series 1618 Class SA, 8.25%, 11/15/08 (d)	64	65,816
Series 1661 Class SB, 12.415%, 1/15/09 (d)	3	3,004
Series 2412 Class SE, 10.745%, 2/15/09 (d)	87	87,394
Series 2517 Class SE, 9.46%, 10/15/09 (d)	238	253,599
Series 2523 Class EH, 5.50%, 4/15/20 (c)	1,080	43,179
Series 2564 Class NC, 5%, 2/15/33	81	75,262
Series 2739 Class PI, 5%, 3/15/22 (c)	2,368	44,149
Series 2976 Class KI, 5.50%, 11/15/34 (c)	1,226	152,409
Series 3189 Class KI, 6%, 1/15/35 (c)	1,496	185,678
Series 3207 Class QI, 6%, 2/15/35 (c)	2,385	225,052

Total U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations—9.6%		3,830,979

Corporate Bonds	Par (000)	Value

Capital Markets—2.8%
Morgan Stanley Group, Inc., 10%, 6/15/08	$1,000	$1,005,188

Total Corporate Bonds—2.5%		1,005,188

Municipal Bonds
Fresno, California, Taxable Pension Obligation Revenue Bonds, 7.80%, 6/01/14 (f)	500	560,075
Kern County, California, Taxable Pension Obligation Revenue Bonds, 6.98%, 8/15/09 (g)	500	518,700
Los Angeles County, California, Taxable Pension Obligation Revenue Bonds, Series D, 6.97%, 6/30/08 (g)	500	503,165

Total Municipal Bonds—4.0%		1,581,940

Non-Government Agency Mortgage Backed-Securities
Citicorp Mortgage Securities, Inc. Series 1993-14 Class A-4, 15.904%, 11/25/23 (d)	121	136,635
JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1A, 5.35%, 3/25/36 (d)	2,266	2,275,016
JPMorgan Mortgage Trust Series 2006-A7 Class 2A2, 5.816%, 1/25/37 (d)	1,619	1,596,228
Nomura Asset Acceptance Corp. Series 2004-AR4 Class 2A3, 3.23%, 12/25/34 (d)	94	79,494
Residential Accredit Loans, Inc. Series 2002-QS16 Class A3, 10.569%, 10/23/17 (d)	549	597,748
Salomon Brothers Mortgage Securities VI, Inc. Series 1987-3 Class A, 12.50%, 10/23/17 (h)	11	10,889
Structured Adjustable Rate Mortgage Loan Trust Series 2004-11 Class A, 6.571%, 8/25/34 (d)	458	459,349
Vendee Mortgage Trust Series 2002-1 Class 1IO, 0.043%, 10/15/31 (c)(d)	11,059	24,294
WaMu Mortgage Pass-Through Certificates (d):
Series 2003-AR10 Class A6, 4.054%, 10/25/33	1,000	998,896
Series 2005-AR4 Class A3, 4.585%, 4/25/35	1,000	999,133
Wells Fargo Mortgage Backed Securities Trust Series 2004-N Class A6, 4%, 8/25/34 (d)	500	482,950

Total Non-Government Agency Mortgage-Backed Securities—19.2%		7,660,632

Total Long-Term Investments (Cost—$14,190,237)—36.1%		14,387,167

Short-Term Securities

U.S. Government Agency Obligations
Federal Home Loan Bank, 1.75%, 5/01/08	25,200	25,200,000

Total Short-Term Securities (Cost—$25,200,000)—63.2%		25,200,000

Total Investments (Cost—$39,390,237*)—99.3%		39,587,167
Liabilities in Excess of Other Assets—(10.9%)		280,349

Net Assets—100.0%		$39,867,516

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated the names and descriptions of many of the securities according to the list on the right.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PRIME	Prime Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TBD	To Be Determined

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	13

Schedule of Investments (concluded)	BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$39,390,282

Gross unrealized appreciation	$612,508
Gross unrealized depreciation	(415,623)

Net unrealized appreciation	$196,885

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
(g)	MBIA Insured.
(h)	Represents the principal only portion of a mortgage-backed security.
(i)	Issuer filed for bankruptcy or is in default of interest payments.
•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation

Receive (pay) a variable return based on the change in the since inception return of the Bank of America CMBS AAA 10 year Index and pay a fixed rate of 1.8613% Broker, Barclays Bank, PLC Expires July 2008	$5,000	—

•	Financial futures contracts sold as of April 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

	2-Year
87	U.S. Treasury Bond	June 2008	$18,677,345	$173,533

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Chase Issuance Trust Series 2007-A17 Class A, 5.12%, 10/15/14	USD	2,300	$2,316,231
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88%, 6/15/12		2,800	2,820,042
Citibank Credit Card Issuance Trust Series 2006-A2 Class A2, 4.85%, 2/10/11		2,825	2,853,039
Citibank Omni Master Trust Series 2007-A9A Class A9, 3.90%, 12/23/13 (a)		2,720	2,698,219
Daimler Chrysler Auto Trust Series 2006-A Class A3, 5%, 5/08/10		1,439	1,448,467
Ford Credit Auto Owner Trust Series 2006-A Class A4, 5.07%, 12/15/10		2,850	2,880,359
Harley-Davidson Motorcycle Trust Series 2005-2 Class A2, 4.07%, 2/15/12		1,885	1,889,210
Home Equity Asset Trust Series 2007-2 Class 2A1, 3.005%, 7/25/37 (a)		1,014	958,048
MBNA Credit Card Master Note Trust Series 2006-A1 Class A1, 4.90%, 7/15/11		2,825	2,855,490
SLM Student Loan Trust (a):
Series 2005-5 Class A1, 2.92%, 1/25/18		384	382,849
Series 2008-5 Class A2, 3.973%, 10/25/16		3,200	3,200,000
Series 2008-5 Class A3, 4.173%, 1/25/18		810	810,000
Series 2008-5 Class A4, 4.573%, 7/25/23		2,180	2,180,000
Small Business Administration Class 1:
Series 2003-P10B, 5.136%, 8/10/13		1,128	1,138,078
Series 2004-P10B, 4.754%, 8/10/14		629	624,763
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (b)		8,108	263,517
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)		10,445	473,309
USAA Auto Owner Trust Series 2006-1 Class A4, 5.04%, 12/15/11		2,725	2,757,297

Total Asset-Backed Securities—9.0%			32,548,918

Corporate Bonds

Aerospace & Defense—1.1%
CHC Helicopter Corp., 7.375%, 5/01/14	405	409,050
DRS Technologies, Inc.:
6.875%, 11/01/13	70	69,475
7.625%, 2/01/18	80	81,600
Hexcel Corp., 6.75%, 2/01/15	140	139,125
Honeywell International, Inc., 5.70%, 3/15/37	975	946,725
Northrop-Grumman Corporation, 7.875%, 3/01/26	960	1,151,904
TransDigm, Inc., 7.75%, 7/15/14	120	122,700
United Technologies Corp., 4.875%, 5/01/15	1,125	1,133,894

		4,054,473

Air Freight & Logistics—0.5%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	120	103,350
United Parcel Service, Inc., 6.20%, 1/15/38 (c)	1,650	1,735,534

		1,838,884

Airlines—0.0%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	115	110,331

Auto Components—0.1%
Lear Corp., 8.75%, 12/01/16	360	338,400
Metaldyne Corp., 10%, 11/01/13	250	160,625

		499,025

Automobiles—0.2%
Ford Capital BV, 9.50%, 6/01/10	600	568,500

Biotechnology—0.3%
Amgen, Inc. Series WI, 3.17%, 11/28/08 (a)	1,205	1,200,285

Corporate Bonds		Par (000)	Value

Building Products—0.1%
CPG International I, Inc.,10.50%, 7/01/13	USD	200	$171,000
Momentive Performance Materials, Inc., 11.50%, 12/01/16		405	355,388

			526,388

Capital Markets—5.4%
The Bear Stearns Cos., Inc., 6.95%, 8/10/12		1,270	1,331,956
Credit Suisse Guernsey Ltd., 5.86% (a)(d)		1,550	1,311,936
The Goldman Sachs Group, Inc.:
5.45%, 11/01/12 (c)		4,885	4,940,025
6.75%, 10/01/37		975	955,402
Lehman Brothers Holdings, Inc.:
4.50%, 9/15/22 (a)		525	509,427
Series MTN, 7%, 9/27/27		1,250	1,224,890
Morgan Stanley:
2.96%, 1/09/12 (a)(c)		3,300	3,096,502
6.25%, 8/28/17		1,700	1,703,444
6.25%, 8/09/26		525	500,205
Series F, 5.55%, 4/27/17		1,375	1,312,389
UBS AG Series DPNT, 5.875%, 12/20/17		2,575	2,625,563

			19,511,739

Chemicals—0.7%
American Pacific Corp., 9%, 2/01/15		250	246,250
Ames True Temper, Inc., 6.713%, 1/15/12 (a)		650	535,438
Hemtura Corp., 6.875%, 6/01/16		30	26,700
Huntsman LLC, 11.50%, 7/15/12		66	70,595
Ineos Group Holdings Plc, 7.875%, 2/15/16 (e)	EUR	285	332,648
Innophos, Inc., 8.875%, 8/15/14	USD	885	880,575
Key Plastics LLC, 11.75%, 3/15/13 (e)		515	206,000
Terra Capital, Inc. Series B, 7%, 2/01/17		80	79,600

			2,377,806

Commercial Banks—4.9%
Barclays Bank Plc, 7.434%, (a)(d)(e)		1,975	1,893,000
Credit Agricole SA, 6.637% (a)(d)(e)		250	204,994
Depfa ACS Bank, 5.125%, 3/16/37 (e)		3,775	3,650,048
HBOS Treasury Services Plc, 3.75%, 9/30/08 (e)		825	827,856
HSBC Bank USA NA, 5.875%, 11/01/34		775	710,060
HSBC Finance Corp., 6.50%, 5/02/36		300	295,063
Royal Bank of Scotland Group Plc Series MTN, 7.64% (a)(d)		2,200	2,070,783
SunTrust Bank Inc.:
4%, 10/15/08		995	996,838
Series CD, 4.415%, 6/15/09		1,265	1,272,278
Wachovia Bank NA, 6.60%, 1/15/38		1,925	1,861,458
Wells Fargo & Co.:
3.12%, 8/15/08		1,031	1,027,745
4.20%, 1/15/10		355	357,986
4.625%, 8/09/10		1,665	1,690,809
4.875%, 1/12/11		435	441,151
Wells Fargo Bank NA, 5.95%, 8/26/36		540	529,340

			17,829,409

Commercial Services & Supplies—0.7%
DI Finance Series B, 9.50%, 2/15/13		768	792,000
FTI Consulting, Inc., 7.75%, 10/01/16		100	104,000
Sally Holdings LLC, 10.50%, 11/15/16		281	279,595
Waste Services, Inc., 9.50%, 4/15/14		590	578,200
West Corp.,11%, 10/15/16		1,100	977,625

			2,731,420

Communications Equipment—0.3%
Nortel Networks Ltd., 6.963%, 7/15/11 (a)		1,120	1,055,600

Computers & Peripherals—0.9%
International Business Machines Corp., 5.70%, 9/14/17 (c)		3,125	3,255,850

Consumer Finance—0.1%
SLM Corp. Series A, 3.631%, 1/27/14 (a)		550	448,342

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Containers & Packaging—0.8%
Berry Plastics Holding Corp.:
6.675%, 9/15/14 (a)	USD	180	$153,000
8.875%, 9/15/14		270	252,450
Crown Americas LLC, 7.75%, 11/15/15		150	158,250
Impress Holdings BV, 5.838%, 9/15/13 (a)(e)		300	250,875
Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,560,000
Pregis Corp., 12.375%, 10/15/13		545	528,650

			2,903,225

Diversified Financial Services—9.7%
Bank of America Corp.:
6%, 9/01/17		1,590	1,655,774
5.75%, 12/01/17 (c)		2,355	2,399,604
Series K, 8%, 12/29/49 (a)		1,360	1,383,634
Bank of America NA, 6.10%, 6/15/17 (c)		1,975	2,072,233
Citigroup, Inc.:
3.625%, 2/09/09 (f)		3,950	3,945,845
4.25%, 7/29/09		1,020	1,016,360
4.125%, 2/22/10 (f)		4,790	4,702,319
5.875%, 2/22/33		425	378,614
5.875%, 5/29/37		580	521,103
8.30%, 12/21/77 (a)		2,225	2,271,580
6.875%, 2/15/98		525	497,811
Ford Motor Credit Co. LLC:
5.46%, 1/13/12 (a)		125	105,113
7.80%, 6/01/12		340	304,033
General Electric Capital Corp.:
6.15%, 8/07/37 (c)		6,855	6,753,580
5.875%, 1/14/38		1,525	1,453,975
JPMorgan Chase & Co., 6%, 1/15/18		125	129,563
JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (c)		3,950	3,743,356
Structured Asset Repackaged Trust, 4.394%, 1/21/10		1,749	1,722,940

			35,057,437

Diversified Telecommunication Services—5.9%
AT&T, Inc.:
6.45%, 6/15/34		780	772,063
6.50%, 9/01/37 (c)		2,875	2,927,475
6.30%, 1/15/38		600	599,050
Bellsouth Telecommunications, Inc., 6.027%, 12/15/95 (g)		1,700	882,507
Cincinnati Bell, Inc., 7.25%, 7/15/13		210	211,050
Comcast Cable Holdings LLC, 7.875%, 8/01/13		10	10,871
Deutsche Telekom International Finance BV, 5.75%, 3/23/16 (c)		3,000	3,026,061
Qwest Communications International, Inc.:
7.50%, 2/15/14		120	117,900
7.50%, 2/15/14		60	58,950
Qwest Corp., 6.05%, 6/15/13 (a)		470	450,025
Telecom Italia Capital SA:
4.95%, 9/30/14 (c)		1,075	1,001,524
6%, 9/30/34		1,550	1,384,685
Telefonica Emisiones SAU, 7.045%, 6/20/36		1,975	2,158,944
Telefonica Europe BV, 7.75%, 9/15/10		725	777,599
Verizon Communications, Inc., 6.40%, 2/15/38 (c)		2,125	2,164,395
Verizon Global Funding Corp., 7.75%, 12/01/30		70	79,546
Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		125	102,119
Verizon New Jersey, Inc.:
5.875%, 1/17/12		335	342,606
7.85%, 11/15/29		230	260,458
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13 (c)		3,150	3,047,949
Wind Acquisition Finance SA, 10.75%, 12/01/15 (e)		350	377,125
Windstream Corp.:
8.125%, 8/01/13		500	517,500
8.625%, 8/01/16		230	240,925

			21,511,327

Corporate Bonds		Par (000)	Value

Electric Utilities—4.0%
DTE Energy Co., 6.35%, 6/01/16	USD	725	$740,496
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	311,557
6%, 1/15/38		825	827,079
E .On International Finance B.V., 6.65%, 4/30/38 (e)		1,525	1,569,127
EDP Finance BV, 6%, 2/02/18 (e)		1,125	1,144,713
Edison Mission Energy, 7.50%, 6/15/13		115	119,600
Elwood Energy LLC, 8.159%, 7/05/26		118	113,662
Energy East Corp., 6.75%, 7/15/36		1,500	1,448,387
Florida Power & Light Co., 4.95%, 6/01/35		950	835,536
Midwest Generation LLC Series B, 8.56%, 1/02/16		75	81,143
PacifiCorp., 6.25%, 10/15/37		575	588,215
Progress Energy Florida, Inc., 6.35%, 9/15/37		1,325	1,397,835
Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,244,257
Southern California Edison Co.:
5.625%, 2/01/36		625	603,181
Series 05-E, 5.35%, 7/15/35		125	116,036
Series 08-A, 5.95%, 2/01/38		1,075	1,085,247
The Toledo Edison Co., 6.15%, 5/15/37		350	312,429
Virginia Electric and Power Co. Series A, 6%, 5/15/37 (c)		2,000	1,948,760

			14,487,260

Electrical Equipment—0.3%
Superior Essex Communications LLC, 9%, 4/15/12		945	933,188

Electronic Equipment & Instruments—0.3%
Sanmina-SCI Corp.:
6.75%, 3/01/13		130	117,650
8.125%, 3/01/16		1,060	975,200

			1,092,850

Energy Equipment & Services—0.7%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		55	56,788
7.75%, 5/15/17		90	92,925
Grant Prideco, Inc. Series B, 6.125%, 8/15/15		80	81,200
North American Energy Partners, Inc., 8.75%, 12/01/11		85	85,425
SemGroup LP, 8.75%, 11/15/15 (e)		315	298,463
Transocean, Inc., 6.80%, 3/15/38		1,100	1,170,243
Weatherford International, Inc., 6.80%, 6/15/37		625	658,618

			2,443,662

Food & Staples Retailing—1.4%
CVS Caremark Corp., 6.25%, 6/01/27		775	768,143
The Pantry, Inc., 7.75%, 2/15/14		1,000	750,000
Rite Aid Corp., 7.50%, 3/01/17		775	718,813
Wal-Mart Stores, Inc.:
6.50%, 8/15/37 (c)		1,900	2,016,415
6.20%, 4/15/38		850	865,128

			5,118,499

Food Products—0.4%
Kraft Foods, Inc., 7%, 8/11/37		1,455	1,531,745

Gas Utilities—0.2%
El Paso Natural Gas Co.:
8.625%, 1/15/22		265	299,204
8.375%, 6/15/32		225	259,854
Targa Resources, Inc., 8.50%, 11/01/13		320	305,600

			864,658

Health Care Equipment & Supplies—0.4%
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (e)		1,380	1,386,900

Health Care Providers & Services—0.5%
Tenet Healthcare Corp., 6.50%, 6/01/12		1,020	946,050
UnitedHealth Group, Inc., 5.80%, 3/15/36		870	729,758
WellPoint, Inc., 5.95%, 12/15/34		85	72,837

			1,748,645

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure—1.6%
American Real Estate Partners LP:
8.125%, 6/01/12	USD	3,165	$3,093,788
7.125%, 2/15/13		320	298,400
Circus and Eldorado Joint Venture, 10.125%, 3/01/12		1,000	1,007,500
Gaylord Entertainment Co., 6.75%, 11/15/14		150	133,125
Greektown Holdings, LLC, 10.75%, 12/01/13 (e)		315	289,800
Harrah’s Operating Co., Inc., 10.75%, 2/01/18 (e)(h)		880	674,005
Seneca Gaming Corp. Series B, 7.25%, 5/01/12		260	251,225
Universal City Florida Holding Co. I, 7.623%, 5/01/10 (a)		25	24,719
Wynn Las Vegas LLC, 6.625%, 12/01/14		40	39,000

			5,811,562

Household Durables—0.6%
Belvoir Land LLC Series A-1, 5.27%, 12/15/47		350	284,004
Irwin Land LLC:
Series A-1, 5.03%, 12/15/25		525	461,018
Series A-2, 5.40%, 12/15/47		1,500	1,226,235
Ohana Military Communities LLC Series 04I (d)		350	325,973

			2,297,230

Household Products—0.3%
Kimberly-Clark, Corp., 6.625%, 8/01/37		850	926,456

IT Services—0.3%
iPayment, Inc., 9.75%, 5/15/14		240	206,400
iPayment Investors LP, 12.75%, 7/15/14 (e)(h)		850	851,885
SunGard Data Systems, Inc., 9.125%, 8/15/13		205	214,225

			1,272,510

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc.:
7.25%, 2/01/14		50	51,375
7.375%, 2/01/16		285	293,550

			344,925

Insurance—4.0%
The Allstate Corp., 6.50%, 5/15/57 (a)		1,950	1,788,872
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12		1,075	1,097,223
Chubb Corp., 6%, 5/11/37		1,100	1,029,948
Hartford Life Global Funding Trusts, 2.97%, 9/15/09 (a)		925	923,926
Lincoln National Corp., 6.05%, 4/20/67 (a)		675	579,876
MetLife, Inc., 5.70%, 6/15/35		1,525	1,382,208
Metropolitan Life Global Funding I, 4.25%, 7/30/09 (e)		1,150	1,150,429
Monument Global Funding Ltd., 2.685%, 6/16/10 (a)		1,810	1,742,650
New York Life Global Funding, 3.875%, 1/15/09 (e)		850	853,001
Progressive Corp., 6.70%, 6/15/37 (a)		605	541,014
Prudential Financial, Inc.:
5.70%, 12/14/36		675	603,598
Series D, 5.90%, 3/17/36		500	442,910
Prudential Funding LLC, 6.60%, 5/15/08 (e)		1,000	1,000,727
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		675	590,795
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(e)		675	594,622

			14,321,799

Leisure Equipment & Products—0.0%
Quiksilver, Inc., 6.875%, 4/15/15		175	145,250

Machinery—0.4%
AGY Holding Corp., 11%, 11/15/14 (e)		360	325,800
Accuride Corp., 8.50%, 2/01/15		265	235,850
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (e)		950	798,000

			1,359,650

Marine—0.3%
Nakilat, Inc. Series A, 6.067%, 12/31/33 (e)		1,050	909,867
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		141	145,230

			1,055,097

Corporate Bonds	Par (000)		Value

Media—5.8%
Affinion Group, Inc.:
10.125%, 10/15/13	USD	515	$520,150
11.50%, 10/15/15		180	176,625
American Media Operations, Inc., Series B:
10.25%, 5/01/09		100	74,604
10.25%, 5/01/09 (e)		4	2,713
CMP Susquehanna Corp., 9.875%, 5/15/14		645	461,175
Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (a)		180	181,350
Charter Communications Holdings, LLC I, 11%, 10/01/15		650	505,375
Charter Communications Holdings, LLC II, 10.25%, 9/15/10		1,450	1,395,300
Comcast Cable Holdings LLC, 7.125%, 2/15/28		200	203,486
Comcast Corp.:
6.50%, 1/15/17		1,750	1,825,138
6.50%, 11/15/35		625	624,108
6.45%, 3/15/37		790	785,718
6.95%, 8/15/37		25	26,424
Dex Media West LLC, 9.875%, 8/15/13		75	70,688
DirecTV Holdings LLC, 8.375%, 3/15/13		125	128,438
EchoStar DBS Corp.:
5.75%, 10/01/08		175	175,000
7%, 10/01/13		43	42,893
7.125%, 2/01/16		75	73,688
Historic TW, Inc., 6.95%, 1/15/28		70	70,132
Intelsat Bermuda Ltd., 9.25%, 6/15/16		500	504,375
Network Communications, Inc.,10.75%, 12/01/13		155	115,669
News America Holdings, Inc.:
7.70%, 10/30/25		825	905,178
8.45%, 8/01/34		625	737,317
News America, Inc., 7.625%, 11/30/28		985	1,069,359
Nielsen Finance LLC,10%, 8/01/14		965	1,003,600
Paxson Communications Corp., 5.963%, 1/15/12 (a)(e)		600	485,250
R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16		2,440	1,586,000
Rainbow National Services LLC (e):
8.75%, 9/01/12		200	205,750
10.375%, 9/01/14		943	1,013,725
Sirius Satellite Radio, Inc., 9.625%, 8/01/13		70	58,975
TCI Communications, Inc., 7.875%, 2/15/26		610	670,951
TL Acquisitions, Inc.,10.50%, 1/15/15 (e)		1,000	905,000
Time Warner Cos., Inc., 7.57%, 2/01/24 (c)		3,040	3,179,220
Time Warner Inc.:
6.625%, 5/15/29		90	86,972
7.625%, 4/15/31		205	219,981
7.70%, 5/01/32		85	92,065
Windstream Regatta Holdings, Inc.,11%, 12/01/17 (e)		823	551,410
Young Broadcasting, Inc.,10%, 3/01/11		635	412,750

			21,146,552

Metals & Mining—2.0%
AK Steel Corp., 7.75%, 6/15/12		995	1,016,144
Falconbridge Ltd.:
6%, 10/15/15		825	806,087
6.20%, 6/15/35		1,250	1,093,641
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (a)		490	494,900
8.375%, 4/01/17		815	900,575
Teck Cominco Ltd., 6.125%, 10/01/35		1,430	1,242,380
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (e)		1,775	1,702,310

			7,256,037

Oil, Gas & Consumable Fuels—5.5%
Amerada Hess Corp., 7.125%, 3/15/33		425	471,570
Anadarko Petroleum Corp., 6.45%, 9/15/36		2,350	2,411,838
Berry Petroleum Co., 8.25%, 11/01/16		140	145,250
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,024,734

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Canadian Natural Resources, Ltd.:
6.25%, 3/15/38	USD	375	$366,003
6.75%, 2/01/39		1,025	1,046,031
Chaparral Energy, Inc., 8.50%, 12/01/15		320	291,200
Chesapeake Energy Corp.:
6.375%, 6/15/15		150	147,750
6.875%, 11/15/20		20	19,900
Compton Petroleum Finance Corp., 7.625%, 12/01/13		115	113,563
Conoco Funding Co., 7.25%, 10/15/31		125	145,924
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	544,591
ConocoPhillips Holding Co., 6.95%, 4/15/29		650	744,242
Devon Energy Corp., 7.95%, 4/15/32		325	399,690
EXCO Resources, Inc., 7.25%, 1/15/11		130	129,350
EnCana Corp.:
6.50%, 8/15/34		670	674,892
6.625%, 8/15/37		700	714,916
6.50%, 2/01/38		325	333,158
Encore Acquisition Co., 6%, 7/15/15		40	36,800
Midamerican Energy Co., 5.80%, 10/15/36		700	668,961
Midamerican Energy Holdings Co.:
5.95%, 5/15/37		800	780,455
6.50%, 9/15/37		1,525	1,601,049
Nexen, Inc., 6.40%, 5/15/37		550	537,863
OPTI Canada, Inc., 8.25%, 12/15/14		450	464,625
Pemex Project Funding Master Trust, 9.375%, 12/02/08		833	870,485
Sabine Pass LNG LP, 7.50%, 11/30/16		330	301,950
Suncor Energy, Inc., 6.50%, 6/15/38		645	642,322
TransCanada PipeLines Ltd., 5.85%, 3/15/36		550	505,457
Valero Energy Corp., 6.625%, 6/15/37		495	482,198
Whiting Petroleum Corp.:
7.25%, 5/01/12		40	40,100
7.25%, 5/01/13		335	335,838
XTO Energy, Inc.:
6.75%, 8/01/37		1,925	2,037,154
6.375%, 6/15/38		900	907,901

			19,937,760

Paper & Forest Products—0.6%
Abitibi-Consolidated, Inc., 6%, 6/20/13		430	178,450
Bowater, Inc., 5.80%, 3/15/10 (a)		80	54,000
Domtar Corp., 7.125%, 8/15/15		60	57,900
NewPage Corp., 10%, 5/01/12		1,625	1,734,688

			2,025,038

Pharmaceuticals—2.2%
Bristol-Myers Squibb Co., 5.875%, 11/15/36		340	333,765
Eli Lilly & Co., 5.55%, 3/15/37 (c)		2,275	2,199,070
Johnson & Johnson, 5.95%, 8/15/37		1,125	1,211,914
Schering-Plough Corp., 6.55%, 9/15/37		1,125	1,120,373
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,438,924
Wyeth:
6%, 2/15/36		675	655,404
5.95%, 4/01/37		925	916,118

			7,875,568

Real Estate Investment Trusts (REITs)—0.8%
AvalonBay Communities, Inc.:
8.25%, 7/15/08		775	780,109
6.625%, 9/15/11		350	359,603
Rouse Co. LP:
3.625%, 3/15/09		325	308,989
5.375%, 11/26/13		1,650	1,386,983

			2,835,684

Corporate Bonds	Par (000)		Value

Road & Rail—0.1%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (a)	USD	30	$25,950
Canadian National Railway Co., 6.25%, 8/01/34		350	349,465

			375,415

Semiconductors & Semiconductor Equipment—0.2%
Amkor Technology, Inc.:
7.75%, 5/15/13		80	76,600
9.25%, 6/01/16		85	84,788
Freescale Semiconductor, Inc., 6.675%, 12/15/14 (h)		545	448,263

			609,651

Software—0.7%
BMS Holdings, Inc., 9.954%, 2/15/12 (a)(e)(h)		192	119,397
Oracle Corp., 5.75%, 4/15/18		2,225	2,265,330

			2,384,727

Specialty Retail—1.1%
AutoNation, Inc.:
4.713%, 4/15/13 (a)		150	129,563
7%, 4/15/14		150	140,625
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (a)(h)		500	430,000
10.75%, 3/15/15		400	342,608
Lazy Days’ R.V. Center, Inc.,11.75%, 5/15/12		314	229,220
Michaels Stores, Inc.:
10%, 11/01/14		470	455,900
11.375%, 11/01/16		110	98,725
Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		2,100	1,995,000

			3,821,641

Tobacco—0.1%
Reynolds American, Inc., 7.625%, 6/01/16		250	264,843

Wireless Telecommunication Services—1.5%
Cricket Communications, Inc., 9.375%, 11/01/14		100	98,125
Digicel Group Ltd. (e):
8.875%, 1/15/15		240	205,800
9.125%, 1/15/15 (h)		560	451,179
MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	78,600
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (e)		770	787,325
Sprint Capital Corp., 6.875%, 11/15/28		1,715	1,333,413
Vodafone Group Plc, 7.75%, 2/15/10 (c)		2,504	2,642,434

			5,596,876

Total Corporate Bonds—68.1%			246,751,719

Foreign Government Obligations

Bundesrepublik Deutschland:
Series 05, 4%, 1/04/37	EUR	800	1,126,331
Series 07, 4.25%, 7/04/39		500	731,516
Israel Government AID Bond:
5.50%, 4/26/24	USD	825	907,261
5.50%, 9/18/33		845	931,052

Total Foreign Government Obligations—1.0%			3,696,160

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations—4.1%
American Home Mortgage Assets Series 2006-6 Class A1A,
3.085%, 12/25/46 (a)	USD	359	$279,701
Citigroup Commercial Mortgage Trust Series 2008-C7
Class A4, 6.095%, 12/10/49 (a)		1,370	1,401,467
Citigroup Mortgage Loan Trust, Inc. Series 2005-4
Class A, 5.343%, 8/25/35 (a)		732	661,859
Countrywide Alternative Loan Trust:
Series 2005-64CB Class 1A15, 5.50%, 12/25/35		1,600	1,304,396
Series 2006-01A0 Class 1A1, 5.036%, 8/25/46 (a)		372	310,886
Series 2006-0A21 Class A1, 2.99%, 3/20/47 (a)		1,009	784,824
Countrywide Home Loans Series 2006-0A5 Class 2A1,
3.095%, 4/25/46 (a)		430	337,003
Deutsche Alt-A Securities, Inc. Series 2006-0A1 Class A1,
3.095%, 2/25/47 (a)		532	415,594
GSR Mortgage Loan Trust (a):
Series 2005-AR4 Class 6A1, 5.25%, 7/25/35		735	646,778
Series 2006-0A1 Class 2A1, 3.085%, 8/25/46		1,181	1,008,085
Harborview Mortgage Loan Trust Series 2006-9
Class 2A1A, 2.708%, 11/19/36 (a)		757	594,883
Maryland Insurance Backed Securities Trust
Series 2006-1A, 5.55%, 12/10/65		2,500	2,100,000
Residential Accredit Loans, Inc. Series 2007-Q02
Class A1, 3.045%, 2/25/47 (a)		648	453,452
Structured Asset Securities Corp. Series 2002-AL1
Class A2, 3.45%, 2/25/32		2,175	1,716,489
WaMu Mortgage Pass Through Certificates (a):
Series 2005-AR10 Class 1A3, 4.835%, 9/25/35		1,800	1,642,288
Series 2007-0A4 Class 1A, 4.846%, 5/25/47		522	360,959
Series 2007-0A5 Class 1A, 4.826%, 6/25/47		888	720,676

			14,739,340

Commercial Mortgage-Backed Securities—13.9%
Banc of America Commercial Mortgage, Inc. Series 2005-1
Class 4A, 4.885%, 11/10/42 (a)		2,180	2,173,944
CS First Boston Mortgage Securities Corp.
Series 2002-CP5 Class A2, 4.94%, 12/15/35		2,720	2,671,611
CW Capital Cobalt Ltd. Series 2007-C3 Class A4,
5.82%, 5/15/46 (a)		1,375	1,373,593
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)		2,500	2,497,363
Commercial Mortgage Loan Trust Series 2008-LS1
Class A4B, 6.02%, 12/10/49 (a)		1,380	1,330,610
Credit Suisse Mortgage Capital Certificates Series 2007-C2
Class A3, 5.542%, 1/15/49 (a)		2,170	2,119,206
First Union National Bank Commercial Mortgage:
Series 2001-C3 Class A3, 6.423%, 8/15/33		2,972	3,072,298
Series 2001-C4 Class A2, 6.223%, 12/12/33		2,265	2,336,798
GMAC Commercial Mortgage Securities, Inc. Class A2:
Series 1999-C3, 7.179%, 8/15/36 (a)		1,341	1,374,783
Series 2002-C3, 4.93%, 7/10/39		2,350	2,335,548
GS Mortgage Securities Corp. II Series 1998-C1
Class A3, 6.135%, 10/18/30		1,314	1,314,048
Heller Financial Commercial Mortgage Asset
Series 1999-PH1 Class A2, 6.847%, 5/15/31 (a)		1,340	1,351,566
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1 Class A3, 5.857%, 10/12/35		2,140	2,203,270
Series 2004-CBX Class A4, 4.529%, 1/12/37		2,180	2,143,302
Series 2006-LDP9 Class A3, 5.336%, 5/15/47		960	930,697
JPMorgan Commercial Mortgage Finance Corp.
Series 2000-C10 Class A2, 7.371%, 8/15/32 (a)		1,634	1,690,745
LB-UBS Commercial Mortgage Trust (a):
Series 2007-C6 Class A4, 5.858%, 7/15/40		1,816	1,811,413
Series 2007-C7 Class A3, 5.866%, 9/15/45		5,000	4,904,000
Merrill Lynch Mortgage Trust Series 2007-C1 Class AM,
6.022%, 6/12/50 (a)(i)		925	861,491

Non-Government Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I:
Series 1998-HF2 Class A2, 6.48%, 11/15/30 (a)	USD	988	$987,874
Series 2005-HQ6 Class A4A, 4.989%, 8/13/42		1,475	1,443,869
Series 2007-IQ16 Class A4, 5.809%, 12/12/49		1,235	1,225,221
Series 2007-T27 Class A4, 5.65%, 6/13/42 (a)		995	985,132
Series 2008-T29 Class A4, 6.28%, 1/11/43 (a)		1,370	1,414,251
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C1 Class A2, 7.52%, 12/18/09 (a)		3,436	3,544,171
Wachovia Bank Commercial Mortgage Trust Class A-4 (a):
Series 2006-C25, 5.742%, 5/15/43		1,190	1,198,616
Series 2007-C33, 5.903%, 2/15/51		995	1,002,675

			50,298,095

Total Non-Government Agency Mortgage-Backed
Securities—18.0%			65,037,435

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass Through Certificates:
5.00%, 11/01/17—7/01/36 (c)(j)		7,597	7,510,112
5.50%, 5/15/23—5/15/38 (c)(j)		57,196	57,587,674
6.00%, 8/01/29—5/15/38 (c)(j)		17,408	17,805,708
7.00%, 1/01/31—7/01/32		229	243,612
Freddie Mac Mortgage Participation Certificates:
5.00%, 8/01/33		72	70,895
5.50%, 11/01/34—5/01/36		4,670	4,707,546
6.00%, 2/01/13—12/01/18		2,243	2,316,386
6.886%, 5/01/32		59	59,249
7.00%, 9/01/31		21	22,133
Ginnie Mae MBS Certificate:
5.50%, 8/15/33		191	194,271
6.50%, 5/15/38 (j)		200	207,000

Total U.S. Government Agency Mortgage-Backed
Securities—25.1%			90,724,586

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations

Fannie Mae Trust:
Series 378 Class 5, 5%, 7/01/36 (b)		4,097	881,322
Series 2003-118 Class FD, 3.295%, 12/25/33 (a)		1,575	1,554,003
Series 2004-90 Class JH, 1.828%, 11/25/34 (a)(b)		21,921	1,861,321
Series 2005-5 Class PK, 5%, 12/25/34		2,424	2,443,018
Freddie Mac Multiclass Certificates:
Series 2562 Class PG, 5%, 1/15/18		1,200	1,217,491
Series 2579 Class HI, 5%, 8/15/17 (b)		1,888	232,463
Series 2611 Class QI, 5.50%, 9/15/32		5,410	953,492
Series 2806 Class VC, 6%, 12/15/19		2,875	2,955,563
Series 2825 Class VP, 5.50%, 6/15/15		1,236	1,267,746
Series 2883 Class DR, 5%, 11/15/19		1,300	1,302,249

Total U.S. Government Agency Mortgage-Backed Securities—
Collateralized Mortgage Obligations—4.1%			14,668,668

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

U.S. Government Obligations	Par (000)		Value

Federal Housing Administration, Hebre Home Hospital,
6.25%, 9/01/28	USD	1,016	$1,036,393
Resolution Funding Corp. (g):
6.30%, 7/15/18		525	337,207
6.196%, 10/15/18		525	332,233
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		1,485	1,561,808
U.S. Treasury Notes (c):
2.75%, 2/28/13		2,075	2,048,415
2.50%, 3/31/13		44,870	43,790,317
3.50%, 2/15/18		2,140	2,094,525

Total U.S. Government Obligations—14.1%			51,200,898

Preferred Securities

Capital Trusts

Commercial Banks—1.3%
BAC Capital Trust XI, 6.625%, 5/23/36		545	531,035
RBS Capital Trust IV, 3.496% (a)(c)(d)		475	368,212
Wachovia Corp., Series K, 7.98% (a)(c)(d)		3,850	3,787,784

			4,687,031

Diversified Financial Services—0.8%
Bank of America Corp., Series M, 8.125% (a)(d)		1,050	1,073,079
JPMorgan Chase & Co. (a)(d)		1,925	1,960,998

			3,034,077

Electric Utilities—0.2%
PECO Energy Capital Trust IV, 5.75%, 6/15/33		790	675,495

Total Capital Trusts—2.3%			8,396,603

Preferred Stocks	Shares

Commercial Banks—0.6%
Wachovia Corp., Series J, 8%		85,000	2,138,600

Diversified Financial Services—0.2%
Citigroup, Inc., Series AA, 8.125%		25,500	646,425

Electrical Equipment—0.0%
Superior Essex Holding Corp. Series A, 9.50%		45,000	33,750

Thrifts & Mortgage Finance—0.8%
Fannie Mae, 8.25%		67,850	1,698,964
Freddie Mac Series Z, 8.375%		50,700	1,297,920

			2,996,884

Total Preferred Stocks—1.6%			5,815,659

Total Preferred Securities—3.9%			14,212,262

Other Interests (k)	Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	USD	1,895	637

Total Other Interests—0.0%			637

Total Long-Term Investments
(Cost—$526,887,246)—143.3%			518,841,283

Short-Term Securities	Par (000)			Value

U.S. Government Agency Obligations—0.1%
Federal Home Loan Bank, 1.50%, 5/01/08	USD	600		$600,000

Total Short-Term Securities (Cost—$600,000)—0.1%				600,000

Options Purchased	Contracts		*

Interest Rate Swaps
Receive a fixed rate of 5.12% and pay a floating rate
based on 3-month USD LIBOR, expiring November 2010,
Broker Lehman Brothers Special Financing (l)		11		414,942
Receive a fixed rate of 5.39% and pay a floating rate
based on 3-month LIBOR, expiring March 2012, Broker
Lehman Brothers Special Financing (l)		6		433,600
Receive a fixed rate of 5.47% and pay a floating rate
based on 3-month LIBOR, expiring May 2012, Broker
Bank of America NA (l)		11		722,299
Receive a fixed rate of 5.79% and pay a floating rate
based on 3-month LIBOR, expiring August 2010, Broker
Goldman Sachs Capital Markets, L.P. (l)		7		658,221
Receive a fixed rate of 6.025% and pay a floating rate
based on 3-month LIBOR, expiring June 2012, Broker
Lehman Brothers Special Financing (l)		7		643,342
Pay a fixed rate of 5.12% and receive a floating rate
based on 3-month USD LIBOR, expiring November 2010,
Broker Lehman Brothers Special Financing (l)		11		248,325
Pay a fixed rate of 5.39% and receive a floating rate
based on 3-month LIBOR, expiring March 2012, Broker
Lehman Brothers Special Financing (l)		6		343,345
Pay a fixed rate of 5.47% and receive a floating rate
based 3-month LIBOR, expiring May 2012, Broker Bank of
America NA (l)		11		481,040
Pay a fixed rate of 5.79% and received a floating rate
based 3-month LIBOR, expiring August 2010, Broker
Goldman Sachs Capital Markets (l)		7		172,049
Pay a fixed rate of 6.025% and receive a floating rate
based on 3-month LIBOR, expiring June 2012, Broker
Lehman Brothers Special Financing (l)		7		237,173

Total Options Purchased
(Cost—$3,186,823)—1.2%				4,354,336

Total Investments Before TBA Sale Commitments and
Options Written (Cost—$530,674,069**)—144.6%				523,795,619

TBA Sale Commitments	Par (000)

Fannie Mae Guaranteed Pass Through Certificates:
5.00%, 11/01/17—7/01/36	USD	(4,100)		(4,031,063)
5.50%, 5/15/23—5/15/38		(56,800)		(57,165,508)
6.00%, 8/01/29—5/15/38		(16,800)		(17,185,660)
Freddie Mac Mortgage Participation Certificates,
5.50%, 9/15/32		(4,600)		(4,633,907)
Ginnie Mae MBS Certificates, 5.50%, 8/15/33		(100)		(101,031)

Total TBA Sale Commitments
(Proceeds Received—$81,362,807)—(22.9%)				(83,117,169)

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Contracts		Value

Interest Rate Swaps
Pay a fixed rate of 5.01% and receive a floating rate
based on 3-month USD LIBOR, expiring November 2008,
Broker Union Bank of Switzerland, A.G. (l)	4	*	$(216,208)
Pay a fixed rated of 5.485% and receive a floating rate
based on 3-month LIBOR, expiring October 2009.
Broker JPMorgan Chase Bank (l)	5	*	(336,344)
Pay a fixed rated of 5.67% and receive a floating rate
based on 3-month LIBOR, expiring January 2010, Broker
Citibank NA (l)	11	*	(981,031)
Receive a fixed rate of 3.10% and pay a floating rate
based on 3-month USD LIBOR, expiring October 2008,
Broker Citibank NA (l)	20	*	(190,573)
Receive a fixed rate of 5.01% and pay a floating rate
based on 3-month USD LIBOR, expiring November 2008,
Broker Union Bank of Switzerland, A.G. (l)	4	*	(62,428)

Options Written	Contracts		Value

Interest Rate Swaps (concluded)
Receive a fixed rate of 5.485% and pay a floating rate
based on 3-month LIBOR, expiring October 2009, Broker
JPMorgan Chase Bank (l)	5	*	$(88,582)
Receive a fixed rate of 5.67% and pay a floating rate
based on 3-month LIBOR, expiring January 2010, Broker
Citibank NA (l)	11	*	(204,171)

			(2,079,337)

Put Options Written

10 Year U.S. Treasury Bonds, Expiring May 2008 at USD 112	6		(375)

Total Options Written
(Premiums Received—$1,842,109)—(0.6%)			(2,079,712)

Total Investments, Net of TBA Sale Commitments and
Options Written—121.1%			438,598,738
Liabilities in Excess of Other Assets—(21.1%)			(76,438,630)

Net Assets—100.0%			$362,160,108

*	One contract represents a notional amount of $1,000,000.
**	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$531,562,644

Gross unrealized appreciation	$8,710,470
Gross unrealized depreciation	(16,477,495)

Net unrealized depreciation	$(7,767,025)

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c)	All or a portion of the security has been pledged as collateral in connection with reverse repurchase agreements.
(d)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Interest Income

Merrill Lynch Mortgage Trust
Series 2007-C1 Class AM,
6.022%, 6/12/50	—	—	—	$34,747

(j)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l)

This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

•	Reverse repurchase agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities LLC	3.25%	2/29/08	TBD	$30,284,859	$30,116,292
Credit Suisse Securities LLC	3.75%	3/17/08	TBD	$3,764,174	3,747,000
Credit Suisse Securities LLC	2.95%	3/26/08	TBD	$4,092,315	4,080,945
Lehman Brothers International	1.97%	4/01/08	TBD	$29,730,787	29,682,056
Lehman Brothers International	2.40%	4/11/08	TBD	$51,140,681	51,042,000
Lehman Brothers International	3.00%	4/17/08	TBD	$15,152,041	15,135,644
JPMorgan Securities Inc.	TBD	4/23/08	TBD	$14,939,531	14,939,531
JPMorgan Securities Inc.	1.90%	4/30/08	TBD	$2,051,765	2,051,657
JPMorgan Securities Inc.	0.45%	4/30/08	TBD	$2,099,901	2,099,875

Total				$153,256,054	$152,895,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Forward foreign exchange contracts as of April 30, 2008 were as follows:

Currency Purchased	Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

JPY 409,641,661	USD	4,017,706	7/11/08	$(61,439)
USD 2,220,408	EUR	1,411,040	7/23/08	25,828

Total Unrealized Depreciation on Forward
Foreign Exchange Contracts—Net				$(35,611)

•	Financial futures contracts purchased as of April 30, 2008 were as follows:

					Unrealized
			Expiration	Face	Appreciation
Contracts	Issue	Exchange	Date	Value	(Depreciation)

190	10-Year U.S. Treasury Bond	Chicago	June 2008	$22,214,334	$(209,959)
1,241	30-Year U.S. Treasury Bond	Chicago	June 2008	$144,775,254	286,011
73	Euro-BOBL Future	Eurex	June 2008	$12,670,243	(262,876)
35	Euro-BUND Future	Eurex	June 2008	$6,388,653	(154,638)
59	Euro Dollar	Chicago	December 2008	$14,405,106	(82,856)
114	Euro Dollar	Chicago	June 2009	$27,654,791	(58,241)

Total Unrealized Depreciation—Net					$(482,559)

•	Financial futures contracts sold as of April 30, 2008 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

461	2-Year U.S. Treasury Bond	Chicago	June 2008	$98,968,461	$919,524
1,699	5-Year U.S. Treasury Bond	Chicago	June 2008	$191,559,506	1,298,053
114	Euro-BOBL Future	Eurex	June 2008	$27,464,129	59,954

Total Unrealized Appreciation—Net					$2,277,531

•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Receive a fixed rate of 4.88% and pay a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	USD	40,200	$998,978
Receive a fixed rate of 4.7709% and pay a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	USD	27,800	651,173
Receive a fixed rate of 4.62377% and pay a
floating rate based on 3-month USD LIBOR
Broker, Credit Suisse First Boston
Expires September 2009	USD	50,000	1,157,963
Receive a fixed rate of 4.1% and pay a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009	USD	11,300	190,956
Receive a fixed rate of 4.055% and pay a
floating rate based on 3-month USD LIBOR
Broker, Barclays Bank, PLC
Expires December 2009	USD	11,400	183,204
Pay a fixed rate of 3.565% and receive a
floating rate based on 3-month USD LIBOR
Broker, Barclays Bank, PLC
Expires January 2010	USD	11,100	(98,113)
Pay a fixed rate of 3.6625% and receive a
floating rate based on 3-month USD LIBOR
Broker, Barclays Bank, PLC
Expires January 2010	USD	10,600	(110,557)
Receive a fixed rate of 5% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2010	USD	4,600	189,681
Pay a fixed rate of 4.922% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2011	USD	13,500	(580,582)
Receive a fixed rate of 5.496% and pay a
floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires July 2011	USD	25,100	1,561,777
Receive a fixed rate of 4.95% and pay a
floating rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires November 2011	USD	2,200	103,766

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 5.025% and pay a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2011	USD	3,000	$148,660
Pay a fixed rate of 5.0016% and receive a
floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires January 2012	USD	8,300	(415,800)
Pay a fixed rate of 5.58875% and receive a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires July 2012	USD	42,000	(3,156,955)
Receive a fixed rate of 5.07625% and pay a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires August 2012	USD	82,500	4,565,782
Receive a fixed rate of 5.10531% and pay a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires August 2012	USD	19,500	1,100,897
Receive a fixed rate of 5.0565% and pay a
floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires August 2012	USD	49,300	2,401,099
Receive a fixed rate of 4.9034% and pay a
floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires September 2012	USD	30,000	1,554,441
Receive a fixed rate of 4.856% and pay a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires October 2012	USD	9,400	444,618
Receive a fixed rate of 4.32% and pay a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires November 2012	USD	10,500	257,155
Receive a fixed rate of 4.25% and pay a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires November 2012	USD	2,625	56,572
Receive a fixed rate of 4.4062% and pay a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires November 2012	USD	39,700	1,120,610
Pay a fixed rate of 4.2424% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2012	USD	45,000	(894,296)
Receive a fixed rate of 3.66375% and pay a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires April 2013	USD	7,300	(39,494)
Receive a fixed rate of 3.665% and pay a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires April 2013	USD	12,600	(67,429)
Receive a fixed rate of 5.29375% and pay a
floating rate based on 6-month USD LIBOR
Broker, Deutsche Bank AG London
Expires April 2013	GBP	2,000	(15,358)

		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 5.14% and pay a
floating rate based on 6-month British
Pound Sterling LIBOR
Broker, Deutsche Bank AG London
Expires April 2013	GBP	2,000	$(28,230)
Bought credit default protection on Dow
Jones CDX North America Investment Grade
Index Series 10 and pay 1.55%
Broker, Lehman Brothers Special Financing
Expires June 2013	USD	2,864	(15,341)
Bought credit default protection on Dow
Jones CDX North America Investment Grade
Index Series 10 and pay 1.55%
Broker, Deutsche Bank AG London
Expires June 2013	USD	2,761	(14,791)
Bought credit default protection on Dow
Jones CDX North America Investment Grade
Index 10 Series V1 and pay 1.55%
Broker, Morgan Stanley Capital services
Expires June 2013	USD	2,724	(51,656)
Pay a fixed rate of 4.51% and receive a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires October 2014	USD	41,205	(1,124,897)
Receive a fixed rate of 5.005% and pay a
floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires October 2014	USD	9,500	529,394
Pay a fixed rate of 4.5% and receive a
floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires May 2015	USD	2,800	(100,039)
Receive a fixed rate of 4.3715% and pay a
floating rate based on 3-month LBR Muni
Swap Index
Broker, UBS Warburg
Expires June 2015	USD	4,800	78,601
Receive a fixed rate of 4.725% and pay a
floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Capital services
Expires August 2015	USD	6,200	233,272
Receive a fixed rate of 4.87% and pay a
floating rate based on 3-month LBR Muni
Swap Index
Broker, Goldman Sachs & Co.
Expires January 2016	USD	5,000	228,809
Receive a fixed rate of 5.723% and pay a
floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires July 2016	USD	4,800	502,934
Receive a fixed rate of 5.295% and pay a
floating rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires February 2017	USD	11,300	843,864
Receive a fixed rate of 5.25% and pay a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires April 2017	USD	700	50,409

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	23

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 5.85% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	900	$(105,324)
Pay a fixed rate of 5.5451% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	1,600	(149,853)
Pay a fixed rate of 5.74% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	1,200	(130,390)
Pay a fixed rate of 5.6425% and receive
a floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires July 2017	USD	6,500	(662,353)
Pay a fixed rate of 5.155% and receive a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires September 2017	USD	10,900	(702,693)
Pay a fixed rate of 5.04015% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2017	USD	12,500	(690,575)
Pay a fixed rate of 5.26054% and receive a
floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Capital services
Expires September 2017	USD	5,100	(371,522)
Pay a fixed rate of 5.307% and receive a
floating rate based on 3-month USD LIBR
Broker, Deutsche Bank AG London
Expires October 2017	USD	5,400	(413,711)
Pay a fixed rate of 5.3075% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	USD	13,800	(1,057,455)
Pay a fixed rate of 5.01387% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017	USD	5,000	(264,950)
Pay a fixed rate of 5.115% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2018	USD	6,600	(404,243)
Pay a fixed rate of 5.135% and receive a
floating rate based on 3-month USD LIBOR
Broker, Barclays Bank, PLC
Expires April 2018	USD	5,532	(98,158)
Receive a fixed rate of 5.411% and pay a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	USD	8,545	717,087
Receive a fixed rate of 5.411% and pay a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires April 2027	USD	1,400	119,539

		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 5.365% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2027	USD	8,000	$(635,967)
Pay a fixed rate of 5.09% and receive a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires December 2027	USD	3,200	(139,528)
Pay a fixed rate of 5.0605% and receive a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires November 2037	USD	6,200	(224,491)
Pay a fixed rate of 5.06276% and receive a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires December 2037	USD	1,300	(47,388)
Pay a fixed rate of 5.0639% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2037	USD	1,300	(47,616)
Pay a fixed rate for 4.785% and receive a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires January 2038	USD	2,000	15,589
Pay a fixed rate of 4.601% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2038	USD	5,000	185,584
Pay a fixed rate of 4.8325% and receive a
floating rate based on the 3-month USD LIBOR
Broker, Morgan Stanley Capital services
Expires January 2038	USD	6,000	(3,689)
Receive a fixed rate of 5.29750% and pay a
floating rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires February 2038	USD	700	52,103

Total			$7,381,073

•	Currency abbreviations:

	EUR	Euro
	GBP	British Pound
	JPY	Japanese Yen
	USD	U.S. Dollar

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense—1.1%
CHC Helicopter Corp., 7.375%, 5/01/14	$170	$171,700
DRS Technologies, Inc.:
6.875%, 11/01/13	40	39,700
7.625%, 2/01/18	100	102,000
Hexcel Corp., 6.75%, 2/01/15	80	79,500
L-3 Communications Corp., 5.875%, 1/15/15	20	19,400
TransDigm, Inc., 7.75%, 7/15/14	100	102,250

		514,550

Air Freight & Logistics—0.2%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	85	73,206

Airlines—0.2%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	95	91,143

Auto Components—2.6%
Allison Transmission (a):
11%, 11/01/15	45	44,212
11.25%, 11/01/15 (b)	285	251,334
Goodyear Tire & Rubber Co.:
7.875%, 8/15/11	40	41,700
8.625%, 12/01/11	156	167,700
Lear Corp., 8.75%, 12/01/16	195	183,300
Metaldyne Corp., 10%, 11/01/13	255	163,837
Stanadyne Corp. Series 1.10%, 8/15/14	350	337,750

		1,189,833

Automobiles—1.3%
Ford Capital BV, 9.50%, 6/01/10	520	492,700
Ford Motor Co., 8.90%, 1/15/32	125	94,062

		586,762

Building Products—1.0%
CPG International I, Inc., 10.50%, 7/01/13	150	128,250
Masonite International Corp., 11%, 4/06/15	100	67,500
Momentive Performance Materials, Inc., 11.50%, 12/01/16	285	250,088

		445,838

Capital Markets—0.5%
Marsico Parent Co., LLC, 10.625%, 1/15/16	174	156,600
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	63	56,268
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(b)	42	37,754

		250,622

Chemicals—3.4%
American Pacific Corp., 9%, 2/01/15	140	137,900
Ames True Temper, Inc., 6.713%, 1/15/12 (c)	265	218,294
Chemtura Corp., 6.875%, 6/01/16	50	44,500
Hexion U.S. Finance Corp.:
7.176%, 11/15/14 (c)	100	93,750
9.75%, 11/15/14	75	81,469
Huntsman LLC, 11.50%, 7/15/12	95	101,614
Innophos, Inc., 8.875%, 8/15/14	545	542,275
Key Plastics LLC, 11.75%, 3/15/13 (a)	70	28,000
MacDermid, Inc., 9.50%, 4/15/17 (a)	265	253,075
NOVA Chemicals Corp., 5.953%, 11/15/13 (c)	45	38,925
Terra Capital, Inc. Series B, 7%, 2/01/17	40	39,800

		1,579,602

Commercial Services & Supplies—3.6%
Aramark Corp., 8.50%, 2/01/15	95	99,037
DI Finance Series B, 9.50%, 2/15/13	261	269,156
FTI Consulting, Inc., 7.75%, 10/01/16	100	104,000
PNA Intermediate Holding Corp., 9.676%, 2/15/13 (b)(c)	220	181,225
Sally Holdings LLC (a):
9.25%, 11/15/14	35	35,350
10.50%, 11/15/16	179	178,105
US Investigations Services, Inc., 10.50%, 11/01/15 (a)	100	88,500
Waste Services, Inc., 9.50%, 4/15/14	185	181,300

Corporate Bonds	Par (000)	Value

Commercial Services & Supplies (concluded)
West Corp.:
9.50%, 10/15/14	$125	$119,375
11%, 10/15/16	475	422,156

		1,678,204

Communications Equipment—0.5%
Nortel Networks Ltd., 6.963%, 7/15/11 (c)	245	230,913

Containers & Packaging—2.9%
Berry Plastics Holding Corp.:	100	85,000
6.675%, 9/15/14 (c)
8.875%, 9/15/14	340	317,900
Crown Americas LLC, 7.75%, 11/15/15	85	89,675
Graphic Packaging International Corp., 9.50%, 8/15/13	30	29,850
Impress Holdings BV, 5.838%, 9/15/13 (a)(c)	270	225,787
Pregis Corp., 12.375%, 10/15/13	310	300,700
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	375	316,875

		1,365,787

Diversified Financial Services—3.2%
CDX North America High Yield Series 6-T1, 8.625%, 6/29/11	500	516,250
Ford Motor Credit Co. LLC:
5.46%, 1/13/12 (c)	110	92,499
7.80%, 6/01/12	500	447,108
GMAC LLC:
6.75%, 12/01/14	135	103,158
8%, 11/01/31	170	128,619
Leucadia National Corp., 8.125%, 9/15/15	200	204,000

		1,491,634

Diversified Telecommunication Services—5.0%
Asia Global Crossing Ltd.,13.375%, 10/15/10 (d)	2,000	85,000
Cincinnati Bell, Inc., 7.25%, 7/15/13	405	407,025
Qwest Communications International, Inc., 7.50%, 2/15/14	875	859,689
Qwest Corp., 6.05%, 6/15/13 (c)	230	220,225
Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	375	404,062
Windstream Corp.:
8.125%, 8/01/13	200	207,000
8.625%, 8/01/16	120	125,700

		2,308,701

Electric Utilities—1.6%
Elwood Energy LLC, 8.159%, 7/05/26	458	440,439
Homer City Funding LLC Series B, 8.734%, 10/01/26	97	99,282
Midwest Generation LLC Series B, 8.56%, 1/02/16	96	103,683
NSG Holdings LLC, 7.75%, 12/15/25 (a)	70	68,250
Sithe/Independence Funding Corp. Series A, 9%, 12/30/13	38	40,629

		752,283

Electrical Equipment—0.9%
Coleman Cable, Inc., 9.875%, 10/01/12	155	141,825
Superior Essex Communications LLC, 9%, 4/15/12	305	301,188

		443,013

Electronic Equipment & Instruments—0.7%
NXP BV, 5.463%, 10/15/13 (c)	125	115,000
Sanmina-SCI Corp.:
6.75%, 3/01/13	30	27,150
8.125%, 3/01/16	225	207,000

		349,150

Energy Equipment & Services—1.6%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	50	51,625
7.75%, 5/15/17	80	82,600
Grant Prideco, Inc. Series B, 6.125%, 8/15/15	50	50,750
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/01/14	5	4,862
North American Energy Partners, Inc., 8.75%, 12/01/11	335	336,675
SemGroup LP, 8.75%, 11/15/15 (a)	210	198,975

		725,487

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	25

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Food & Staples Retailing—1.2%
The Pantry, Inc., 7.75%, 2/15/14	$265	$198,750
Rite Aid Corp., 7.50%, 3/01/17	400	371,000

		569,750

Gas Utilities—1.4%
Targa Resources, Inc., 8.50%, 11/01/13	200	191,000
Transcontinental Gas Pipe Line Corp. Series B,
8.875%, 7/15/12	400	441,000

		632,000

Health Care Equipment & Supplies—2.9%
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)(b)	150	130,500
LVB Acquisition Merger Sub, Inc. (a):
10%, 10/15/17	75	80,437
10.375%, 10/15/17 (b)	120	126,956
11.625%, 10/15/17	100	106,250
Norcross Safety Products LLC, Series B, 9.875%, 8/15/11	135	142,004
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (a)	760	763,800

		1,349,947

Health Care Providers & Services—2.6%
Accellent, Inc., 10.50%, 12/01/13	165	141,075
Community Health Systems, Inc., Series WI, 8.875%, 7/15/15	40	41,600
Tenet Healthcare Corp.:
6.375%, 12/01/11	45	42,300
6.50%, 6/01/12	615	570,413
United Surgical Partners International, Inc., 8.875%, 5/01/17	230	230,000
Universal Hospital Services, Inc.:
8.288%, 6/01/15 (c)	50	47,250
8.50%, 6/01/15 (b)	50	49,297
Viant Holdings, Inc., 10.125%, 7/15/17 (a)	115	94,300

		1,216,235

Hotels, Restaurants & Leisure—6.6%
American Real Estate Partners LP:
8.125%, 6/01/12	300	293,250
7.125%, 2/15/13	185	172,512
Gaylord Entertainment Co.
8%, 11/15/13	40	37,900
6.75%, 11/15/14	280	248,500
Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	320	307,200
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)	174	160,080
Harrah’s Operating Co., Inc. (a):
10.75%, 2/01/16	525	451,500
10.75%, 2/01/18 (b)	702	537,674
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (a)	200	165,500
Seneca Gaming Corp., Series B, 7.25%, 5/01/12	140	135,275
Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (a)	40	35,400
Station Casinos, Inc., 6.625%, 3/15/18	5	3,000
Travelport LLC, 7.701%, 9/01/14 (c)	60	51,900
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (d)	75	36,938
Universal City Florida Holding Co. I, 7.623%, 5/01/10 (c)	30	29,663
Virgin River Casino Corp., 9%, 1/15/12	445	329,300
Wynn Las Vegas LLC, 6.625%, 12/01/14	70	68,250

		3,063,842

Household Durables—0.4%
Jarden Corp., 7.50%, 5/01/17	150	138,000
The Yankee Candle Co., Inc., 9.75%, 2/15/17	50	40,125

		178,125

IT Services—1.8%
First Data Corp., 9.875%, 9/24/15 (a)	175	159,250
iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	470	471,271
iPayment, Inc., 9.75%, 5/15/14	120	103,200
SunGard Data Systems, Inc., 9.125%, 8/15/13	85	88,825

		822,546

Corporate Bonds	Par (000)	Value

Independent Power Producers & Energy Traders—4.0%
AES Red Oak LLC:
Series A, 8.54%, 11/30/19	$128	$128,181
Series B, 9.20%, 11/30/29	500	501,250
Energy Future Holding Corp., 11.25%, 11/01/17 (b)(a)	475	470,844
NRG Energy, Inc.:
7.25%, 2/01/14	130	133,575
7.375%, 2/01/16	385	396,550
Texas Competitive Electric Holdings Co. LLC (a):
10.25%, 11/01/15	70	72,975
10.50%, 11/01/16 (b)	160	157,233

		1,860,608

Insurance—0.7%
Alliant Holdings I, Inc., 11%, 5/01/15 (a)	300	246,000
USI Holdings Corp., 6.551%, 11/15/14 (a)(c)	100	79,000

		325,000

Leisure Equipment & Products—0.4%
Easton-Bell Sports, Inc., 8.375%, 10/01/12	115	96,025
Quiksilver, Inc., 6.875%, 4/15/15	100	83,000

		179,025

Machinery—2.2%
AGY Holding Corp., 11%, 11/15/14 (a)	200	181,000
Accuride Corp., 8.50%, 2/01/15	85	75,650
RBS Global, Inc., 8.875%, 9/01/16	85	81,388
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	510	428,400
Terex Corp.:
7.375%, 1/15/14	55	56,100
8%, 11/15/17	215	219,838

		1,042,376

Marine—0.2%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (a)	106	109,180

Media—13.0%
Affinion Group, Inc.:
10.125%, 10/15/13	215	217,150
11.50%, 10/15/15	175	171,719
American Media Operations, Inc., Series B, 10.25%, 5/01/09	36	27,069
Bonten Media Acquisition Co., 9%, 6/01/15 (a)(b)	80	61,810
CMP Susquehanna Corp., 9.875%, 5/15/14 (a)	290	207,350
CSC Holdings, Inc., Series B, 7.625%, 4/01/11	45	45,337
Cablevision Systems Corp., Series B, 7.133%, 4/01/09 (c)	175	176,312
Charter Communications Holdings I, LLC, 11%, 10/01/15	340	263,050
Charter Communications Holdings II, LLC, 10.25%, 9/15/10	740	712,062
Dex Media West LLC, 9.875%, 8/15/13	50	47,125
DirecTV Holdings LLC, 8.375%, 3/15/13	125	128,437
EchoStar DBS Corp.:
7%, 10/01/13	30	29,925
7.125%, 2/01/16	260	255,450
Harland Clarke Holdings Corp.:
7.426%, 5/15/15 (c)	50	36,000
9.50%, 5/15/15 (a)	60	48,450
Intelsat Bermuda Ltd., 9.25%, 6/15/16	150	151,312
Intelsat Corp., 6.875%, 1/15/28	210	169,575
Intelsat Intermediate Holding Co. Ltd., 9.08%, 2/01/15 (e)	40	34,200
Network Communications, Inc., 10.75%, 12/01/13	245	182,831
Nielsen Finance LLC:
10%, 8/01/14	445	462,800
10%, 8/01/14 (a)	340	354,450
Paxson Communications Corp., 5.963%, 1/15/12 (a)(c)	125	101,094
ProtoStar I Ltd., 12.50%, 10/15/12 (a)(c)(f)	401	396,941
R.H. Donnelley Corp.:
8.875%, 10/15/17 (a)	100	64,500
Series A-3, 8.875%, 1/15/16	525	341,250
Rainbow National Services LLC (a):
8.75%, 9/01/12	310	318,913
10.375%, 9/01/14	318	341,850

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	$590	$533,950
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (a)	150	100,500
Young Broadcasting, Inc., 10%, 3/01/11	105	68,250

		6,049,662

Metals & Mining—3.8%
AK Steel Corp., 7.75%, 6/15/12	85	86,806
Aleris International, Inc.:
9%, 12/15/14	195	135,734
10%, 12/15/16	150	93,000
Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (a)	30	27,600
FMG Finance Pty Ltd. (a):
10%, 9/01/13	85	91,587
10.625%, 9/01/16	205	233,187
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (c)	240	242,400
8.375%, 4/01/17	440	486,200
Russel Metals, Inc., 6.375%, 3/01/14	125	116,875
Ryerson, Inc.:
10.248%, 11/01/14 (a)(c)	60	54,600
12%, 11/01/15 (a)	100	99,000
Steel Dynamics, Inc., 7.375%, 11/01/12 (a)	80	81,400

		1,748,389

Multiline Retail—0.3%
Neiman Marcus Group, Inc., 9%, 10/15/15 (b)	115	119,289

Oil, Gas & Consumable Fuels—8.4%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	90	95,850
Berry Petroleum Co., 8.25%, 11/01/16	80	83,000
Chaparral Energy, Inc., 8.50%, 12/01/15	100	91,000
Chesapeake Energy Corp.:
6.375%, 6/15/15	90	88,650
6.625%, 1/15/16	250	250,000
6.875%, 11/15/20	20	19,900
Compton Petroleum Finance Corp., 7.625%, 12/01/13	100	98,750
Corral Finans AB, 4.213%, 4/15/10 (a)(b)	415	376,165
Denbury Resources, Inc., 7.50%, 12/15/15	30	30,900
EXCO Resources, Inc., 7.25%, 1/15/11	370	368,150
East Cameron Gas Co., 11.25%, 7/09/19	238	137,948
Encore Acquisition Co., 6%, 7/15/15	40	36,800
Forest Oil Corp., 7.25%, 6/15/19	190	196,175
Frontier Oil Corp., 6.625%, 10/01/11	65	64,675
KCS Energy, Inc., 7.125%, 4/01/12	200	194,000
Newfield Exploration Co., 6.625%, 9/01/14	30	29,775
OPTI Canada, Inc., 8.25%, 12/15/14	440	454,300
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	316,750
Range Resources Corporation, 7.375%, 7/15/13	185	187,313
Sabine Pass LNG LP, 7.50%, 11/30/16	130	118,950
Tennessee Gas Pipeline Co., 8.375%, 6/15/32	160	184,785
Whiting Petroleum Corp.:
7.25%, 5/01/12	125	125,313
7.25%, 5/01/13	370	370,925

		3,920,074

Paper & Forest Products—3.1%
Abitibi-Consolidated, Inc.:
6%, 6/20/13	145	60,175
8.85%, 8/01/30	35	13,300
Ainsworth Lumber Co. Ltd., 6.446%, 10/01/10 (c)	40	23,800
Bowater Canada Finance Corp., 7.95%, 11/15/11	115	71,300
Bowater, Inc.:
9%, 8/01/09	60	49,500
5.80%, 3/15/10 (c)	130	87,750
Cascades, Inc., 7.25%, 2/15/13	175	161,000
Domtar Corp., 7.125%, 8/15/15	40	38,600

Corporate Bonds	Par (000)	Value

Paper & Forest Products (concluded)
NewPage Corp.:
10%, 5/01/12	$440	$469,700
12%, 5/01/13	160	169,600
Norske Skog Canada Ltd., 7.375%, 3/01/14	120	90,600
Verso Paper Holdings LLC Series B:
6.623%, 8/01/14 (c)	40	37,400
9.125%, 8/01/14	165	170,363

		1,443,088

Pharmaceuticals—0.4%
Angiotech Pharmaceuticals, Inc., 6.826%, 12/01/13 (c)	230	202,400

Real Estate Management & Development—0.9%
Realogy Corp.:
10.50%, 4/15/14	240	176,400
11%, 4/15/14	280	183,400
12.375%, 4/15/15	105	57,225

		417,025

Road & Rail—0.0%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (c)	20	17,300

Semiconductors & Semiconductor Equipment—1.4%
Amkor Technology, Inc.:
7.75%, 5/15/13	40	38,300
9.25%, 6/01/16	125	124,687
Freescale Semiconductor, Inc., 6.675%, 12/15/14 (b)	440	361,900
Spansion, Inc., 6.201%, 6/01/13 (a)(c)	190	142,500

		667,387

Software—0.2%
BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)	118	73,899

Specialty Retail—3.9%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	60	49,800
AutoNation, Inc.:
4.713%, 4/15/13 (c)	80	69,100
7%, 4/15/14	90	84,375
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (c)	280	237,221
10.75%, 3/15/15	250	218,125
Lazy Days’ R.V. Center, Inc.,11.75%, 5/15/12	475	346,750
Michaels Stores, Inc.:
10%, 11/01/14	260	252,200
11.375%, 11/01/16	160	143,600
Rent-A-Center, Inc., Series B, 7.50%, 5/01/10	250	245,000
United Auto Group, Inc., 7.75%, 12/15/16	180	163,800

		1,809,971

Thrifts & Mortgage Finance—0.1%
Residential Capital Corp., 8.125%, 11/21/08	40	33,200

Tobacco—0.3%
Reynolds American, Inc., 7.625%, 6/01/16	120	127,124

Wireless Telecommunication Services—5.2%
Centennial Communications Corp.:
8.448%, 1/01/13 (c)	220	209,550
8.125%, 2/01/14	455	452,725
Cricket Communications, Inc.:
9.375%, 11/01/14	40	39,250
10.875%, 11/01/14 (a)	180	176,625
Digicel Group Ltd. (a):
8.875%, 1/15/15	130	111,475
9.125%, 1/15/15 (b)	294	236,869
iPCS, Inc., 4.998%, 5/01/13 (c)	90	74,925
MetroPCS Wireless, Inc., 9.25%, 11/01/14	415	407,737
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	445	455,013
Sprint Capital Corporation, 7.625%, 1/30/11	265	251,088

		2,415,257

Total Corporate Bonds		44,469,427

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	27

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Senior Floating Rate Loan Interests	Par (000)	Value

Auto Components—0.2%
Delphi Automotive Systems Term Loan,
8.5%, 12/31/08	$100	$100,321

Commercial Services & Supplies—0.7%
Service Master Bridge Loan, 8.72%, 6/19/08	430	307,450

Health Care Providers & Services—0.5%
Rotech Healthcare, Inc., Term Loan B, 10.832%, 9/26/11	259	225,927

Hotels, Restaurants & Leisure—0.7%
Travelport, Inc. Term Loan, 9.913%, 3/22/12	435	308,988

Household Products—0.2%
Spectrum Brands, Inc.:
Letter of Credit, 4.45%, 4/15/13	4	3,670
Term Loan B-1, 7.096%, 4/15/13	79	72,861

		76,531

IT Services—1.0%
Alliance Data Systems Term Loan, 5.85%, 12/15/14	500	465,000

Independent Power Producers & Energy Traders—1.5%
TXU Corp. Term Loan:
B-2, 6.596%, 10/14/29	248	238,008
B-3, 6.477%, 10/10/14	497	475,605

		713,613

Machinery—0.1%
Rexnord Corp. Payment In Kind Term Loan, 10.058%, 3/02/13	57	39,634

Media—3.3%
Affinion Group, Inc. Term Loan, 9.267%, 3/01/12	325	260,000
Education Media and Publishing:
First Lien Term Loan, 6.901%, 5/15/09	61	57,955
First Lien Term Loan B, 6.901%, 11/14/14	439	404,242
Second Lien Term Loan, 9.50%, 11/14/14	1,011	829,328

		1,551,525

Paper & Forest Products—0.8%
Verso Paper Holdings LLC Term Loan B, 9.489%, 2/01/13	400	371,667

Total Senior Floating Rate Loan Interests		4,160,656

Common Stocks	Shares

Specialty Retail—0.0%
Mattress Discounters Corp. (g)	14,992	0

Capital Trusts	Par (000)

Diversified Financial Services—0.7%
Citigroup, Inc., 8.40%, 4/29/49 (c)(h)	$350	354,228

Preferred Stocks	Shares	Value

Capital Markets—0.0%
Marsico Parent Superholdco, LLC, 16.75% (a)	12	$10,680

Electrical Equipment—0.1%
Superior Essex Holding Corp. Series A, 9.50%	40,000	30,000

Total Preferred Stocks		40,680

Total Preferred Securities		394,908

Warrants	Par (000)

Communications Equipment—0.0%
NEON Communications, Inc. (expires 12/02/12) (i)	$53,622	1
PF Net Communications, Inc. (expires 5/15/10) (a)(i)	600	—

		1

Total Warrants		1

Other Interests	Shares

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc. (j)	4,737	1,592

Total Long-Term Investments (Cost—$55,607,948)		49,026,584

Short-Term Securities	Par (000)

U.S. Government and Agency Discount Notes—2.6%
Federal Home Loan Bank, 1.75%, 5/01/08	$1,200	1,200,000

Total Short-Term Securities (Cost—$1,200,000)		1,200,000

Options Purchased	Contracts

Call Options Purchased
Marsico Parent Superholdco LLC, expiring
December 2009 at $942.86	3	5,175

Total Options Purchased (Cost—$2,933)		5,175

Total Investments (Cost—$56,810,881*)—108.1%		50,231,759
Liabilities in Excess of Other Assets—(8.1%)		(3,775,144)

Net Assets—100.0%		$46,456,615

Aerospace & Defense—0.8%

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$56,814,509

Gross unrealized appreciation	$429,679
Gross unrealized depreciation	(7,012,429)

Net unrealized depreciation	$(6,582,750)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	Issuer filed for bankruptcy or is in default of interest payments.
(e)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(f)	Convertible security.
(g)	Non-income producing security.
(h)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	“Other interests” represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense—0.8%
CHC Helicopter Corp., 7.375%, 5/01/14	$450	$454,500
DRS Technologies, Inc.:
6.875%, 11/01/13	80	79,400
7.625%, 2/01/18	80	81,600
Hexcel Corp., 6.75%, 2/01/15	150	149,063
Honeywell International, Inc., 5.70%, 3/15/37	915	888,465
TransDigm, Inc., 7.75%, 7/15/14	140	143,150
United Technologies Corp., 4.875%, 5/01/15 (k)	1,250	1,259,883

		3,056,061

Air Freight & Logistics—0.5%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	165	142,106
United Parcel Service, Inc., 6.20%, 1/15/38 (k)	1,710	1,798,645

		1,940,751

Airlines—0.0%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	120	115,128

Auto Components—0.2%
Lear Corp., 8.75%, 12/01/16	410	385,400
Metaldyne Corp., 10%, 11/01/13	295	189,537

		574,937

Biotechnology—0.3%
Amgen, Inc. Series WI, 3.17%, 11/28/08 (a)(k)	1,325	1,319,815

Building Products—0.2%
CPG International I, Inc., 10.50%, 7/01/13	230	196,650
Momentive Performance Materials, Inc., 11.50%, 12/01/16	440	386,100

		582,750

Capital Markets—6.5%
The Bear Stearns Cos., Inc., 6.95%, 8/10/12 (k)	1,400	1,468,298
Credit Suisse First Boston Inc., 6.125%, 11/15/11 (b)	700	728,682
Credit Suisse (USA) Inc., 7.125%, 7/15/32	1,000	1,106,949
The Goldman Sachs Group, Inc.:
5.45%, 11/01/12 (k)	5,390	5,450,713
6.60%, 1/15/12	1,000	1,049,333
6.75%, 10/01/37	850	832,914
Lehman Brothers Holdings, Inc.:
6%, 7/19/12	1,500	1,514,596
4.80%, 3/13/14	100	93,129
6.50%, 7/19/17	225	221,029
4.50%, 9/15/22 (a)	575	557,944
Series MTN, 7%, 9/27/27	550	538,952
Morgan Stanley Capital I:
Morgan Stanley, 2.96%, 1/09/12 (a)(k)	3,620	3,396,769
Morgan Stanley, 6.25%, 8/28/17	1,200	1,202,431
Morgan Stanley, 6.25%, 8/09/26 (k)	2,100	2,000,821
UBS AG Series DPNT, 5.875%, 12/20/17	1,925	1,962,799
UBS Preferred Funding Trust I, 8.622%, (c)(k)	2,000	2,010,338

		24,135,697

Chemicals—0.6%
American Pacific Corp., 9%, 2/01/15	280	275,800
Ames True Temper, Inc., 6.713%, 1/15/12 (a)	720	593,100
Chemtura Corp., 6.875%, 6/01/16	30	26,700
Huntsman LLC, 11.50%, 7/15/12	72	77,013
Innophos, Inc., 8.875%, 8/15/14	975	970,125
Key Plastics LLC, 11.75%, 3/15/13 (d)	565	226,000

		2,168,738

Commercial Banks—4.3%
Barclays Bank Plc, 7.434%, (a)(c)(d)(k)	2,175	2,084,696
Credit Agricole SA, 6.637%, (a)(c)(d)	330	270,591
Depfa ACS Bank, 5.125%, 3/16/37 (d)	4,150	4,012,635
HSBC Finance Corp., 6.50%, 5/02/36	1,275	1,254,016
Royal Bank of Scotland Group Plc Series MTN, (a)(c)(k)	2,600	2,447,289
Wachovia Bank NA, 6.60%, 1/15/38 (k)	2,125	2,054,856

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
Wells Fargo Bank NA:
7.55%, 6/21/10 (k)	$2,000	$2,144,350
5.95%, 8/26/36	610	597,958
Wells Fargo & Co., 4.625%, 8/09/10	1,000	1,015,501

		15,881,892

Commercial Services & Supplies—1.4%
Casella Waste Systems, Inc., 9.75%, 2/01/13	2,250	2,205,000
DI Finance Series B, 9.50%, 2/15/13	869	896,156
FTI Consulting, Inc., 7.75%, 10/01/16	125	130,000
Sally Holdings LLC, 10.50%, 11/15/16	136	135,320
Waste Services, Inc., 9.50%, 4/15/14	600	588,000
West Corp., 11%, 10/15/16	1,210	1,075,388

		5,029,864

Communications Equipment—0.4%
Nortel Networks Ltd., 6.963%, 7/15/11 (a)	1,435	1,352,487

Computers & Peripherals—1.0%
International Business Machines Corp., 5.70%, 9/14/17 (k)	3,450	3,594,458

Consumer Finance—0.1%
SLM Corp. Series A, 3.631%, 1/27/14 (a)	600	489,101

Containers & Packaging—0.4%
Berry Plastics Holding Corp.:
6.675%, 9/15/14 (a)	190	161,500
8.875%, 9/15/14	290	271,150
Crown Americas LLC, 7.75%, 11/15/15	150	158,250
Impress Holdings BV, 5.838%, 9/15/13 (a)(d)	330	275,963
Pregis Corp., 12.375%, 10/15/13	535	518,950

		1,385,813

Diversified Financial Services—9.2%
Bank of America Corp.:	1,400	1,424,329
7.80%, 2/15/10 (k)	2,450	2,589,241
5.75%, 12/01/17 (k)	2,005	2,042,975
6%, 9/01/17	1,795	1,869,254
Bank of America NA, Series K, 8%, (a)(c)(k):
5.30%, 3/15/17	600	592,152
6.10%, 6/15/17	1,975	2,072,233
Citigroup, Inc.:
4.125%, 2/22/10 (b)(k)	5,230	5,134,265
5.875%, 2/22/33	600	534,514
5.875%, 5/29/37	555	498,642
8.30%, 12/21/77 (a)	1,500	1,531,402
6.875%, 2/15/98	550	521,516
Ford Motor Credit Co. LLC:
5.46%, 1/13/12 (a)	120	100,908
7.80%, 6/01/12	380	339,802
General Electric Capital Corp. (k):
6.75%, 3/15/32	3,000	3,176,712
6.15%, 8/07/37	7,610	7,497,410
JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (k)	4,375	4,146,122

		34,071,477

Diversified Telecommunication Services—4.8%
AT&T, Inc., 6.50%, 9/01/37 (k)	4,075	4,149,377
Bellsouth Telecommunications, Inc., 6.207%, 12/15/95 (e)	1,700	882,507
Cincinnati Bell, Inc., 7.25%, 7/15/13	470	472,350
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	325	327,823
Qwest Communications International, Inc., 7.50%, 2/15/14	55	54,038
Qwest Corp., 6.05%, 6/15/13 (a)	375	359,062
Telecom Italia Capital SA, 4.95%, 9/30/14 (k)	4,375	4,075,969
Telefonica Emisiones SAU, 7.045%, 6/20/36	1,000	1,093,136
Verizon Communications, Inc., 6.40%, 2/15/38 (k)	2,100	2,138,932
Verizon Global Funding Corp., 7.75%, 6/15/32	575	651,841

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	29

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
Verizon Maryland, Inc.:
Series A, 6.125%, 3/01/12	$1,355	$1,395,930
Series B, 5.125%, 6/15/33	540	441,154
Verizon Virginia, Inc., Series A, 4.625%, 3/15/13	750	725,702
Wind Acquisition Finance SA, 10.75%, 12/01/15 (d)	360	387,900
Windstream Corp.:
8.125%, 8/01/13	410	424,350
8.625%, 8/01/16	250	261,875

		17,841,946

Electric Utilities—4.0%
DTE Energy Co., 6.35%, 6/01/16	450	459,618
Duke Energy Carolinas LLC:
6.10%, 6/01/37	325	321,448
6%, 1/15/38	850	852,142
E.On International Finance B.V., 6.65%, 4/30/38 (d)	1,575	1,620,574
EDP Finance BV, 6%, 2/02/18 (d)	1,250	1,271,904
Edison Mission Energy, 7.50%, 6/15/13	130	135,200
Elwood Energy LLC, 8.159%, 7/05/26	174	166,941
Energy East Corp., 6.75%, 7/15/36	1,675	1,617,365
Florida Power & Light Co., 4.95%, 6/01/35	575	505,719
Midwest Generation LLC Series B, 8.56%, 1/02/16	83	90,159
PacifiCorp., 6.25%, 10/15/37	650	664,938
Progress Energy Florida, Inc., 6.35%, 9/15/37 (k)	1,450	1,529,706
Public Service Co. of Colorado, 6.25%, 9/01/37	1,350	1,399,789
Southern California Edison Co.:
5.625%, 2/01/36	675	651,435
Series 05-E, 5.35%, 7/15/35	150	139,243
Series 08-A, 5.95%, 2/01/38	1,100	1,110,485
The Toledo Edison Co. 6.15%, 5/15/37	350	312,429
Virginia Electric and Power Co. Series A, 6%, 5/15/37 (k)	2,200	2,143,636

		14,992,731

Electrical Equipment—0.3%
Superior Essex Communications LLC, 9%, 4/15/12	950	938,125

Electronic Equipment & Instruments—0.3%
Sanmina-SCI Corp.:
6.75%, 3/01/13	140	126,700
8.125%, 3/01/16	1,140	1,048,800

		1,175,500

Energy Equipment & Services—0.7%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	60	61,950
7.75%, 5/15/17	100	103,250
Grant Prideco, Inc. Series B, 6.125%, 8/15/15	90	91,350
North American Energy Partners, Inc., 8.75%, 12/01/11	85	85,425
SemGroup LP, 8.75%, 11/15/15 (d)	350	331,625
Transocean, Inc., 6.80%, 3/15/38	1,175	1,250,032
Weatherford International, Inc., 6.80%, 6/15/37 (d)	625	658,618

		2,582,250

Food & Staples Retailing—1.2%
CVS/Caremark Corp., 6.25%, 6/01/27	850	842,479
Rite Aid Corp., 7.50%, 3/01/17	860	797,650
Wal-Mart Stores, Inc.:
6.50%, 8/15/37 (k)	1,975	2,096,010
6.20%, 4/15/38	850	865,128

		4,601,267

Food Products—0.5%
Kraft Foods, Inc., 7%, 8/11/37 (k)	1,670	1,758,086

Gas Utilities—0.1%
El Paso Natural Gas Co., 8.375%, 6/15/32	150	173,236
Targa Resources, Inc., 8.50%, 11/01/13	360	343,800

		517,036

Corporate Bonds	Par (000)	Value

Health Care Equipment & Supplies—0.4%
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (d)	$1,530	$1,537,650

Health Care Providers & Services—0.4%
Tenet Healthcare Corp., 6.50%, 6/01/12	1,640	1,521,100

Hotels, Restaurants & Leisure—0.3%
American Real Estate Partners LP, 7.125%, 2/15/13	350	326,375
Gaylord Entertainment Co., 6.75%, 11/15/14	250	221,875
Greektown Holdings, LLC, 10.75%, 12/01/13 (d)	305	280,600
Seneca Gaming Corp. Series B, 7.25%, 5/01/12	290	280,212
Universal City Florida Holding Co. I, 7.623%, 5/01/10 (a)	25	24,719
Wynn Las Vegas LLC, 6.625%, 12/01/14	25	24,375

		1,158,156

Household Durables—0.3%
Irwin Land LLC:
Series A-1, 5.03%, 12/15/25	575	504,925
Series A-2, 5.30%, 12/15/35	780	671,954

		1,176,879

Household Products—0.3%
Kimberly-Clark, Corp., 6.625%, 8/01/37	975	1,062,699

IT Services—0.4%
iPayment, Inc., 9.75%, 5/15/14	270	232,200
iPayment Investors LP, 12.75%, 7/15/14 (d)(f)	934	965,089
SunGard Data Systems, Inc., 9.125%, 8/15/13	195	203,775

		1,401,064

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc.:
7.25%, 2/01/14	50	51,375
7.375%, 2/01/16	285	293,550

		344,925

Insurance—3.5%
The Allstate Corp. 6.50%, 5/15/57 (a)(k)	2,150	1,972,345
Berkshire Hathaway Finance Corp., 3.375%, 10/15/08 (k)	2,525	2,526,861
Chubb Corp., 6%, 5/11/37	1,415	1,324,887
Hartford Life Global Funding Trusts, 2.97%, 9/15/09 (a)	1,020	1,018,816
Lincoln National Corp., 6.05%, 4/20/67 (a)	750	644,307
MetLife, Inc., 5.70%, 6/15/35	1,200	1,087,639
Monument Global Funding Ltd., 2.685%, 6/16/10 (a)	1,990	1,915,952
Progressive Corp., 6.70%, 6/15/37 (a)	665	594,668
Prudential Financial, Inc., 5.70%, 12/14/36	950	849,508
The Travelers Cos., Inc. 6.25%, 3/15/67 (a)	750	656,439
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(d)	575	506,530

		13,097,952

Leisure Equipment & Products—0.1%
Quiksilver, Inc., 6.875%, 4/15/15	250	207,500

Machinery—0.4%
AGY Holding Corp., 11%, 11/15/14 (d)	400	362,000
Accuride Corp., 8.50%, 2/01/15	305	271,450
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (d)	1,050	882,000

		1,515,450

Marine—0.3%
Nakilat, Inc. Series A, 6.067%, 12/31/33 (d)	1,100	953,194
Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (d)	188	193,640

		1,146,834

Media—6.9%
Affinion Group, Inc.:
10.125%, 10/15/13	540	545,400
11.50%, 10/15/15	200	196,250
American Media Operations, Inc. Series B, 10.25%, 5/01/09	130	96,673
CMP Susquehanna Corp., 9.875%, 5/15/14 (d)	690	493,350
Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (a)	161	162,207
Charter Communications Holdings I, LLC, 11%, 10/01/15	715	555,912

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
Charter Communications Holdings II, LLC, 10.25%, 9/15/10	$1,375	$1,322,987
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	1,415	1,585,039
Comcast Cable Communications LLC, 6.75%, 1/30/11	1,000	1,037,920
Comcast Corp., 6.95%, 8/15/37 (k)	1,805	1,907,805
Dex Media West LLC, 9.875%, 8/15/13	85	80,112
DirecTV Holdings LLC, 8.375%, 3/15/13	140	143,850
EchoStar DBS Corp.:
5.75%, 10/01/08	180	180,000
7%, 10/01/13	48	47,880
7.125%, 2/01/16	75	73,687
Intelsat Bermuda Ltd., 9.25%, 6/15/16	450	453,937
Network Communications, Inc., 10.75%, 12/01/13	195	145,519
News America Holdings, Inc.:
8.45%, 8/01/34 (k)	2,475	2,919,775
8.15%, 10/17/36	145	160,806
Nielsen Finance LLC, 10%, 8/01/14	1,100	1,144,000
Paxson Communications Corp., 5.963%, 1/15/12 (a)(b)	500	404,375
R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16	950	617,500
Rainbow National Services LLC:
8.75%, 9/01/12 (d)	225	231,469
10.375%, 9/01/14 (d)	1,070	1,150,250
Sirius Satellite Radio, Inc., 9.625%, 8/01/13	70	58,975
TCI Communications, Inc., 8.75%, 8/01/15	1,495	1,695,432
TL Acquisitions, Inc., 10.50%, 1/15/15 (d)	1,100	995,500
Time Warner Cable, Inc., 6.55%, 5/01/37	800	794,750
Time Warner Cos., Inc.:
9.125%, 1/15/13 (k)	3,000	3,372,969
7.57%, 2/01/24	1,635	1,709,876
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (d)	977	654,590
Young Broadcasting, Inc., 10%, 3/01/11	709	460,850

		25,399,645

Metals & Mining—2.2%
AK Steel Corp., 7.75%, 6/15/12	1,115	1,138,694
Falconbridge Ltd.:
6%, 10/15/15	600	586,245
6.20%, 6/15/35	1,550	1,356,115
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (a)	660	666,600
8.375%, 4/01/17	1,275	1,408,875
Teck Cominco Ltd., 6.125%, 10/01/35	1,570	1,364,011
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (d)	1,875	1,798,215

		8,318,755

Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36	2,625	2,694,074
Berry Petroleum Co., 8.25%, 11/01/16	160	166,000
Burlington Resources Finance Co., 7.40%, 12/01/31	950	1,112,569
Canadian Natural Resources, Ltd.:
6.25%, 3/15/38	500	488,003
6.75%, 2/01/39	950	969,492
Chaparral Energy, Inc., 8.50%, 12/01/15	380	345,800
Chesapeake Energy Corp.:
6.375%, 6/15/15	175	172,375
6.875%, 11/15/20	20	19,900
Compton Petroleum Finance Corp., 7.625%, 12/01/13	90	88,875
Conoco Funding Co., 7.25%, 10/15/31	150	175,109
ConocoPhillips Australia Funding Co., 2.81%, 4/09/09 (a)	1,497	1,496,117
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36	150	152,689
ConocoPhillips Holding Co., 6.95%, 4/15/29	700	801,491
Devon Energy Corp., 7.95%, 4/15/32	350	430,436
EXCO Resources, Inc., 7.25%, 1/15/11	435	432,825

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
EnCana Corp.:
6.50%, 2/01/38	$675	$691,945
6.50%, 8/15/34	70	70,511
6.625%, 8/15/37	775	791,514
Encore Acquisition Co., 6%, 7/15/15	50	46,000
Midamerican Energy Co., 5.80%, 10/15/36	800	764,526
Midamerican Energy Holdings Co.:
5.95%, 5/15/37	950	926,791
6.50%, 9/15/37	1,725	1,811,022
Nexen, Inc., 6.40%, 5/15/37	600	586,760
OPTI Canada, Inc., 8.25%, 12/15/14	490	505,925
Sabine Pass LNG LP, 7.50%, 11/30/16	350	320,250
Suncor Energy, Inc., 6.50%, 6/15/38	400	398,339
TransCanada PipeLines Ltd., 5.85%, 3/15/36	600	551,408
Valero Energy Corp., 6.625%, 6/15/37	550	535,776
Whiting Petroleum Corp.:
7.25%, 5/01/12	40	40,100
7.25%, 5/01/13	375	375,938
XTO Energy, Inc.:
6.75%, 8/01/37 (k)	2,125	2,248,807
6.375%, 6/15/38	925	933,121

		21,144,488

Paper & Forest Products—0.2%
Abitibi-Consolidated, Inc., 6%, 6/20/13	415	172,225
Bowater, Inc., 5.80%, 3/15/10 (a)	90	60,750
Domtar Corp., 7.125%, 8/15/15	80	77,200
NewPage Corp., 10%, 5/01/12	485	517,737

		827,912

Pharmaceuticals—2.5%
Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,135	1,114,186
Eli Lilly & Co., 5.55%, 3/15/37 (k)	2,495	2,411,727
Johnson & Johnson, 5.95%, 8/15/37	1,200	1,292,708
Schering-Plough Corp., 6.55%, 9/15/37 (k)	1,250	1,244,859
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,475	1,468,798
Wyeth, 5.95%, 4/01/37 (k)	1,775	1,757,956

		9,290,234

Real Estate Investment Trusts (REITs)—0.8%
AvalonBay Communities, Inc., 6.625%, 9/15/11	1,000	1,027,442
Rouse Co. LP:
3.625%, 3/15/09	550	522,904
5.375%, 11/26/13	1,715	1,441,622

		2,991,968

Road & Rail—0.3%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (a)	30	25,950
Canadian National Railway Co., 6.375%, 10/15/11	1,000	1,056,566

		1,082,516

Semiconductors & Semiconductor Equipment—0.2%
Amkor Technology, Inc.:
7.75%, 5/15/13	90	86,175
9.25%, 6/01/16	75	74,812
Freescale Semiconductor, Inc., 6.675%, 12/15/14 (f)	595	489,387

		650,374

Software—0.7%
BMS Holdings, Inc., 9.954%, 2/15/12 (a)(d)(f)	214	133,789
Oracle Corp., 5.75%, 4/15/18	2,300	2,341,690

		2,475,479

Specialty Retail—0.5%
AutoNation, Inc.:
4.713%, 4/15/13 (a)	160	138,200
7%, 4/15/14	170	159,375
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (a)(f)	500	395,317
10.75%, 3/15/15	450	392,625

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	31

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Specialty Retail (concluded)
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12		$362	$264,260
Michaels Stores, Inc.:
10%, 11/01/14		530	514,100
11.375%, 11/01/16		150	134,625

			1,998,502

Tobacco—0.1%
Reynolds American, Inc., 7.625%, 6/01/16		250	264,843

Wireless Telecommunication Services—1.2%
Cricket Communications, Inc., 9.375%, 11/01/14		105	103,031
Digicel Group Ltd., 8.875%, 1/15/15 (d)		270	231,525
MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	78,600
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)		935	956,037
Sprint Capital Corp.:
6.875%, 11/15/28		1,205	936,888
8.75%, 3/15/32		1,250	1,103,125
Vodafone Group Plc, 7.75%, 2/15/10		1,000	1,055,285

			4,464,491

Total Corporate Bonds (Cost—$248,495,717)—65.6%			243,185,326

Asset-Backed Securities

Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class A1, 3.198%, 11/25/34 (a)	USD	1,103	860,537
Capital Auto Receivables Asset Trust Series 2006-1 Class A3, 5.03%, 10/15/09		1,517	1,522,675
Chase Issuance Trust Series 2006-A3 Class A3, 2.504%, 7/15/11 (a)		2,650	2,630,724
Chase Issuance Trust Series 2007-A17 Class A, 5.12%, 10/15/14		2,600	2,618,348
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88%, 6/15/12		3,100	3,122,189
Citibank Credit Card Issuance Trust Series 2006-A2 Class A2, 4.85%, 2/10/11		3,125	3,156,017
Citibank Omni Master Trust Series 2007-A9A Class A9, 3.90%, 12/23/13 (a)		2,795	2,772,618
Daimler Chrysler Auto Trust Series 2006-A Class A3, 5%, 5/08/10		1,605	1,615,105
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05%, 3/15/10		1,582	1,591,002
Harley-Davidson Motorcycle Trust Series 2005-2 Class A2, 4.07%, 2/15/12		2,090	2,094,559
Home Equity Asset Trust Series 2007-2 Class 2A1, 2.503%, 7/25/37 (a)		1,098	1,037,597
MBNA Credit Card Master Note Trust:
Series 2006-A1 Class A1, 4.90%, 7/15/11		3,075	3,108,188
Series 2006-A4 Class A4, 2.504%, 9/15/11 (a)		4,050	4,023,558
Morgan Stanley ABS Capital I:
Series 2006-HE5 Class A2A, 2.965%, 8/25/36 (a)		997	979,362
Series 2006-NC4 Class A2A, 2.925%, 6/25/36 (a)		552	540,330
SLM Student Loan Trust Series 2008-5 (a):
Class A2, 3.973%, 10/25/16		3,300	3,300,000
Class A3, 4.173%, 1/25/18		840	840,000
Class A4, 4.573%, 7/25/23		2,250	2,250,000
Small Business Administration Participation Certificates Series 1996-20K Class 1, 6.95%, 11/01/16		707	733,109
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30		8,801	286,048
Sterling Coofs Trust Series 1, 2.362%, 4/15/29		10,445	473,309
USAA Auto Owner Trust Series 2006-1 Class A3, 5.01%, 9/15/10		1,529	1,538,539

Asset-Backed Securities	Par (000)		Value

Wachovia Auto Owner Trust Series 2006-A Class A4, 5.38%, 3/20/13	$2,275		$2,244,554

Total Asset-Backed Securities—11.7%			43,338,368

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass Through Certificates
5.00%, 7/01/35 (k)	12,612		12,411,588
5.50%, 12/01/13—5/15/38 (b)(k)	48,037		48,455,314
6.00%, 3/01/16—5/15/38	2,400		2,460,343
7.00%, 2/01/24—8/01/36	84		88,796
Freddie Mac Mortgage Participation Certificates
5.067% 1/01/35	1,454		1,462,397
6.148% 1/01/35	281		281,275
Ginnie Mae MBS Certificates
8.00%, 4/15/24—6/15/25	96		104,810

Total U.S. Government Agency Mortgage-Backed Securities—17.6%			65,264,523

U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations

Fannie Mae Trust Series:
G-7 Class S, 116.20%, 3/25/21 (a)	—(l	)	2,686
G-10 Class S, 0.575%, 5/25/21 (a)	429		7,997
G-12 Class S, 0.608%, 5/25/21 (a)	368		7,295
G-17 Class S, 0.58%, 6/25/21 (a)	222		3,955
G-33 Class PV, 1.078%, 10/25/21	285		7,477
G-46 Class H, 1.043%, 12/25/09	1,123		6,595
G-49 Class S, 732.55%, 12/25/21 (a)	—(l	)	1,453
G92-5 Class H, 9%, 1/25/22	70		17,107
7 Class 2, 8.50%, 4/01/17	4		902
89 Class 2, 8%, 10/01/18	9		1,595
94 Class 2, 9.50%, 8/01/21	3		789
203 Class 1, 0%, 2/01/23 (g)	18		14,457
228 Class 1, 0%, 6/01/23 (g)	13		10,917
378 Class 19, 5%, 6/01/35	4,177		997,710
1990-123 Class M, 1.01%, 10/25/20	18		425
1990-136 Class S, 0.015%, 11/25/20 (a)	10,721		14,111
1991-38 Class N, 1.009%, 4/25/21	15		118
1991-46 Class S, 1.403%, 5/25/21 (a)	80		2,470
1991-87 Class S, 18.981%, 8/25/21	51		64,719
1991-99 Class L, 0.93%, 8/25/21 (a)	100		1,996
1991-139 Class PT, 0.648%, 10/25/21	192		2,985
1991-167 Class D, 0%, 10/25/17	17		16,805
1993-51 Class E, 0%, 2/25/23 (g)	59		48,354
1993-70 Class A, 0%, 5/25/23 (g)	10		8,761
1994-23 Class PS, 11.108%, 4/25/23 (a)	718		747,480
1997-50 Class SI, 1.20%, 4/25/23 (a)	310		11,145
2003-118 Class FD, 3.295%, 12/25/33 (a)	1,488		1,467,908
2004-90 Class JH, 1.828%, 11/25/34 (a)	21,921		1,861,321
2005-5 Class PK, 5%, 12/25/34	2,574		2,594,133
Freddie Mac Multiclass Certificates Series:
19 Class R, 9.757%, 3/15/20	8		1,285
75 Class R, 9.50%, 1/15/21	—(l	)	2
75 Class RS, 18.277%, 1/15/21	—(l	)	2
173 Class R, 9%, 11/15/21	10		10
173 Class RS, 9.096%, 11/15/21	—(l	)	10
176 Class M, 1.01%, 7/15/21	22		473
192 Class U, 1.009%, 2/15/22 (a)	23		516
200 Class R, 98.523%, 12/15/22	1		12
1043 Class H, 0.022%, 2/15/21 (a)	5,973		10,530
1054 Class I, 0.435%, 3/15/21 (a)	64		851
1056 Class KD, 1.085%, 3/15/21	52		1,315

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations	Par (000)	Value

1057 Class J, 1.008%, 3/15/21	$71	$1,495
1148 Class E, 0.593%, 10/15/21 (a)	181	3,061
1179 Class O, 1.009%, 11/15/21	29	192
1254 Class Z, 8.50%, 4/15/22	139	92
1611 Class JC, 10%, 8/15/23 (a)	333	351,774
1739 Class B, 0%, 2/15/24 (g)	72	68,182
1831 Class PG, 6.50%, 3/15/11	161	9,280
2611 Class QI, 5.50%, 9/15/32	5,410	953,492
2806 Class VC, 6%, 12/15/19	3,066	3,152,031
2874 Class BC, 5%, 10/15/19	6,000	6,038,848
2883 Class DR, 5%, 11/15/19	1,390	1,392,405
3174 Class PZ, 5%, 1/15/36	7,364	6,076,364
Ginnie Mae Trust Series 2004-65 Class VA, 6%, 6/20/15	1,445	1,490,709

Total U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations—7.4%		27,476,597

Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations—6.8%
American Home Mortgage Assets Series 2006-6 Class A1A, 2.583%, 12/25/46 (a)	376	293,021
Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.343%, 8/25/35 (a)	4,918	4,445,360
Collateralized Mortgage Obligation Trust Series 40 Class R, 0.58%, 4/01/18	137	136
Collateralized Mortgage Obligation Trust Series 42 Class R, 6%, 10/01/14	21	1,387
Countrywide Alternative Loan Trust Series 2005-64CB Class 1A15, 5.50%, 12/25/35	1,700	1,385,920
Countrywide Alternative Loan Trust Series 2006-01A0 Class 1A1, 5.036%, 8/25/46 (a)	392	328,157
Countrywide Alternative Loan Trust Series 2006-0A21 Class A1, 2.669%, 3/20/47 (a)	1,086	845,196
Countrywide Home Loans Series 2006-0A5 Class 2A1, 2.593%, 4/25/46 (a)	448	351,655
Deutsche Alt-A Securities, Inc. Series 2006-0A1 Class A1, 2.593%, 2/25/47 (a)	553	431,845
GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%, 6/19/27	3,584	70,568
GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%, 7/25/35 (a)	5,000	4,398,093
GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1, 2.583%, 8/25/46 (a)	1,215	1,037,910
Harborview Mortgage Loan Trust Series 2006-9 Class 2A1A, 2.708%, 11/19/36 (a)	775	609,392
Maryland Insurance Backed Securities Trust Series 2006-1A Class 5.55%, 12/10/65	2,500	2,100,000
Painewebber CMO Trust Series 88M, 13.80%, 9/01/18	6	0
Residential Accredit Loans, Inc. Series 2007-Q02 Class A1, 3.045%, 2/25/47 (a)	648	453,452
Residential Funding Securities LLC Series 2003-RM2 Class AI5, 8.50%, 5/25/33	6,721	7,233,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-1 Class IO, 0.492%, 3/25/22	1,131	28
Summit Mortgage Trust Series 2000-1 Class B1, 6.68%, 12/28/12	1	1,298
WaMu Mortgage Pass Through Certificates Series 2007-0A4 Class 1A, 4.564%, 5/25/47 (a)	522	360,959
WaMu Mortgage Pass Through Certificates Series 2007-0A5 Class 1A, 4.544%, 6/25/47 (a)	911	739,641
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 Class 2A4, 5.774%, 4/25/36 (a)	300	278,937

		25,366,705

Non-Government Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities—13.6%
Bear Stearns Commercial Mortgage Securities Series 2005-PWR7 Class A2, 4.945%, 2/11/41	$2,320	$2,300,355
CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2, 4.94%, 12/15/35	2,970	2,917,164
CW Capital Cobalt Ltd. Series 2007-C3 Class A4, 5.82%, 5/15/46 (a)	755	754,227
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4, 6.095% due 12/10/2049, 6.095%, 12/10/2049 (a)	2,020	2,054,194
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)	3,075	3,071,756
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B, 6.02%, 12/10/49 (a)	1,515	1,460,778
Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class A3, 5.542%, 1/15/49 (a)	2,400	2,343,822
DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class A1B, 7.18%, 11/10/33	2,307	2,406,694
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2, 7.202%, 10/15/32	2,050	2,139,716
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D, 6.778%, 11/18/35	2,630	2,763,258
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3, 6.269%, 12/10/35	2,310	2,389,288
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3 Class A2, 4.93%, 7/10/39	2,580	2,564,134
Series 2004-C3 Class A4, 4.547%, 12/10/41	2,475	2,424,102
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1 Class A3, 5.857%, 10/12/35	1,990	2,048,835
Series 2004-CBX Class A4, 4.529%, 1/12/37	2,380	2,339,935
Series 2006-LDP9 Class A3, 5.336%, 5/15/47	1,065	1,032,492
LB-UBS Commercial Mortgage Trust:
Series 2004-C4 Class A3, 5.155%, 6/15/29 (a)	2,530	2,546,548
Series 2007-C7 Class A3, 5.866%, 9/15/45 (a)	5,000	4,904,000
Morgan Stanley Capital I:
Series 1997-HF1 Class X, 3.438%, 7/15/29	22	1
Series 2005-HQ6 Class A4A, 4.989%, 8/13/42	1,520	1,487,919
Series 2007-IQ16 Class A4, 5.809%, 12/12/49	1,360	1,349,231
Series 2007-T27 Class A4, 5.65%, 6/13/42 (a)	1,105	1,094,041
Series 2008-T29 Class A4, 6.28%, 1/11/43 (a)	1,520	1,569,096
Wachovia Bank Commercial Mortgage Trust (a):
Series 2006-C25 Class A4, 5.742%, 5/15/43	1,305	1,314,449
2007-C33 Class A4, 5.903%, 2/15/51	1,105	1,113,523

		50,389,558

Total Non-Government Agency Mortgage-Backed Securities—20.4%		75,756,263

U.S. Government Obligations

Federal Housing Administration, General Motors
Acceptance Corp. Projects:
Series 37, 7.43%, 5/01/22	185	186,795
Series 44, 7.43%, 8/01/22	75	76,035
Federal Housing Administration, Merrill Projects:
Series 29, 7.43%, 10/01/20	49	49,753
Series 42, 7.43%, 9/25/22	49	49,248
Federal Housing Administration, Reilly Project, Series B-11, 7.40%, 4/01/21	1,675	1,708,640
Federal Housing Administration, Westmore Project, 7.25%, 4/01/21	1,664	1,697,515

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	33

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Obligations	Par (000)	Value

U.S. Government Obligations (concluded)
Overseas Private Investment Corp.:
4.09%, 5/29/12	$365	$366,990
4.30%, 5/29/12 (a)	1,022	1,077,744
4.64%, 5/29/12	769	822,552
4.68%, 5/29/12	435	440,985
4.87%, 5/29/12	3,299	3,563,307
5.40%, 5/29/12 (a)	395	403,424
Resolution Funding Corp., 0%, 4/15/30 (g)(k)	6,055	2,125,983
U.S. Treasury Note (k):
2.50%, 3/31/13	46,155	45,044,396
2.75%, 2/28/13	2,115	2,087,903
3.50%, 2/15/18	3,785	3,704,569
5%, 5/15/37	400	433,500

Total U.S. Government Obligations—17.2%		63,839,339

Capital Trusts

Commercial Banks—1.1%
RBS Capital Trust IV, 3.496%, (a)(c)	525	406,971
Wachovia Corp. Series K, 7.98%, (a)(c)(k)	3,775	3,713,996

		4,120,967

Diversified Financial Services—0.8%
Bank of America Corp.: Series M, 8.125%, 12/29/49 (a)(c)	1,125	1,149,728
JPMorgan Chase & Co., 7.90%, 4/29/49 (a)(c)	1,600	1,629,920

		2,779,648

Total Capital Trusts—1.9%		6,900,615

Preferred Stocks	Shares

Commercial Banks—0.6%
Wachovia Corp. Series J, 8%	85,000	2,138,600

Diversified Financial Services—0.2%
Citigroup, Inc. Series AA, 8.125%	26,000	659,100

Thrifts & Mortgage Finance—0.8%
Fannie Mae, 8.25%	69,325	1,735,898
Freddie Mac Series Z, 8.375%	51,200	1,310,720

		3,046,618

Total Preferred Stocks—1.6%		5,844,318

Total Preferred Securities—3.5%		12,744,933

Other Interests	Beneficial Interest

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc. (h)	1,895	637

Total Other Interests		637

Total Long-Term Investments (Cost—$541,593,906)—143.4%		531,605,986

Short-Term Securities	Par (000)

Government Agency Note—ST—0.1%
Federal Home Loan Bank, 1.50%, 5/01/08	$500	500,000

Total Short-Term Securities (Cost—$500,000)—0.1%		500,000

Options Purchased	Contracts**	Value

Interest Rate Swaps
Receive a fixed rate of 5.12% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Lehman Brothers Special Financing (i)	14	$528,108
Receive a fixed rate of 5.39% and pay a floating rate based on 3-month LIBOR, expiring March 2012, Broker Lehman Brothers Special Financing (i)	7	479,588
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America NA (i)	12	793,239
Receive a fixed rate of 5.79% and pay a floating rate based on 3-month LIBOR, expiring August 2010, Goldman Sachs Capital Markets, L.P. (i)	8	727,507
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month LIBOR, expiring June 2012, broker Lehman Brothers Special Financing (i)	8	706,209
Pay a fixed rate of 5.12% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Lehman Brothers Special Financing, (i)	14	316,050
Pay a fixed rate of 5.39% and receive a floating rate based on 3-month LIBOR, expiring March 2012, Broker Lehman Brothers Special Financing, (i)	7	379,761
Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America NA, (i)	12	528,285
Pay a fixed rate of 5.79% and received a floating rate based on 3-month LIBOR expiring August 2010, Goldman Sachs Capital Markets L.P. (i).	8	190,159
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month LIBOR, expiring June 2012, broker Lehman Brothers Special Financing (i)	8	260,349

Total Options Purchased (Cost—$3,608,978)—1.4%		4,909,255

Total Investments before Options Written and TBA Sale Commitments (Cost—$545,702,884*)—144.9%		537,015,241

	Par (000)

TBA Sale Commitments—(16.4%)
Fannie Mae:
5.00%	$(10,800)	(10,618,409)
5.50%	(5,262)	(5,363,022)
6.00%	(1,800)	(1,841,321)
6.00%	(42,800)	(43,075,418)

Total TBA Sale Commitments (Proceeds—$60,651,057)—(16.4%)		(60,898,170)

Options Written

Interest Rate Swaps
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month USD LIBOR, expring November 2008, Broker Union Bank of Switzerland, A.G. (i)	4	(237,829)
Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month LIBOR, expiring October 2009 Broker JPMorgan Chase Bank (i)	5	(396,138)
Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring April 2010, Broker Citibank NA (i)	12	(1,057,807)
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month USD LIBOR, expiring November 2008, Broker Union Bank of Switzerland, A.G. (i)	4	(68,671)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank (i)	5	(104,330)

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Options Written	Contracts**	Value

Interest Rate Swaps (concluded)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA (i)	12	$(220,150)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month USD LIBOR, expring October 2008, Broker Citibank (i)	20	(195,460)

		(2,280,385)

Options Written	Contracts**	Value

Put Options Written
Euro-Dollar Future, expiring June 2008 at USD 97.625	22	$(17,737)
10 Year U.S. Treasury Bonds, expiring May 2008 at USD 112	6	(375)

		(18,112)

Total Options Written (Premiums Received—$2,027,576)—(0.7%)		(2,298,497)

Total Investments, Net of Options Written and TBA Sale Commitments—127.8%		$473,818,574
Liabilities in Excess of Other Assets—(27.8%)		(103,121,119)

Net Assets—100.0%		$370,697,455

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$546,668,437

Gross unrealized appreciation	$8,068,835
Gross unrealized depreciation	(17,722,031)

Net unrealized depreciation	$(9,653,196)

**	One contract represents a notional amount of $1,000,000.
(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	All or portion of security, has been pledged as collateral in connection with open financial future contract.
(c)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

(e)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(f)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	“Other interests” represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i)

This European style swaption, which can be exercised only on the expiration date, represents a stand by commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(j)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(k)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. Reverse repurchase agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Lehman Brothers, Inc.	4.40%	12/14/07	TBD	$2,108,309	$2,073,837
Credit Suisse Securities LLC	3.25	2/12/08	TBD	3,797,895	3,771,000
Credit Suisse Securities LLC	3.25	2/12/08	TBD	1,525,805	1,515,000
Credit Suisse Securities LLC	3.25	2/12/08	TBD	1,425,812	1,415,715
Credit Suisse Securities LLC	3.25	2/12/08	TBD	511,623	508,000
Credit Suisse Securities LLC	3.25	2/19/08	TBD	2,585,698	2,569,000
Credit Suisse Securities LLC	3.25	2/19/08	TBD	1,197,926	1,190,190
Lehman Brothers, Inc.	2.25	2/29/08	TBD	2,818,837	2,807,956
Credit Suisse Securities LLC	3.75	3/17/08	TBD	1,995,103	1,986,000
Credit Suisse Securities LLC	3.75	3/17/08	TBD	4,018,333	4,000,000

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities LLC	3.75%	3/17/08	TBD	$1,783,136	$1,775,000
Credit Suisse Securities LLC	3.10	3/28/08	TBD	2,015,691	2,010,325
Credit Suisse Securities LLC	3.10	3/28/08	TBD	1,860,954	1,856,000
Credit Suisse Securities LLC	3.10	3/28/08	TBD	2,151,854	2,146,125
Credit Suisse Securities LLC	3.10	3/28/08	TBD	1,758,682	1,754,000
Credit Suisse Securities LLC	3.10	3/28/08	TBD	3,158,484	3,150,075
Credit Suisse Securities LLC	3.10	3/28/08	TBD	1,250,329	1,247,000
Credit Suisse Securities LLC	3.10	3/28/08	TBD	1,280,409	1,277,000
Credit Suisse Securities LLC	3.10	3/28/08	TBD	1,719,578	1,715,000
Lehman Brothers, Inc.	1.97	4/01/08	TBD	30,427,795	30,377,925
Lehman Brothers, Inc.	1.50	4/11/08	TBD	2,531,242	2,529,450
Lehman Brothers, Inc.	1.90	4/11/08	TBD	2,132,774	2,130,862
Lehman Brothers, Inc.	1.35	4/11/08	TBD	1,854,526	1,853,344
Lehman Brothers, Inc.	2.40	4/15/08	5/13/08	371,693	371,000
Lehman Brothers, Inc.	2.40	4/16/08	5/13/08	453,815	453,000
Lehman Brothers International	3.00	4/17/08	TBD	3,219,484	3,216,000
Lehman Brothers International	3.00	4/17/08	TBD	3,880,543	3,876,344
Lehman Brothers International	3.00	4/17/08	TBD	1,937,847	1,935,750
Lehman Brothers International	3.00	4/17/08	TBD	2,407,667	2,405,062
Lehman Brothers International	3.00	4/17/08	TBD	3,528,669	3,524,850
Lehman Brothers International	3.00	4/17/08	TBD	1,779,851	1,777,925
Lehman Brothers International	3.00	4/17/08	TBD	7,265,900	7,258,037
Lehman Brothers International	3.00	4/17/08	TBD	3,049,487	3,046,187
Lehman Brothers International	3.00	4/17/08	TBD	3,440,786	3,437,063
Lehman Brothers International	3.00	4/17/08	TBD	3,969,139	3,964,844
Lehman Brothers International	3.00	4/17/08	TBD	1,232,834	1,231,500
Lehman Brothers International	3.00	4/17/08	TBD	1,653,002	1,651,213
Lehman Brothers International	3.00	4/17/08	TBD	2,310,375	2,307,875
Lehman Brothers International	3.00	4/17/08	TBD	3,152,812	3,149,400
Lehman Brothers International	3.00	4/17/08	TBD	2,874,110	2,871,000
Lehman Brothers International	3.00	4/17/08	TBD	2,270,958	2,268,500
Lehman Brothers International	3.00	4/17/08	TBD	2,081,252	2,079,000
Lehman Brothers International	3.00	4/17/08	TBD	1,951,800	1,949,688
Lehman Brothers International	3.00	4/17/08	TBD	2,201,758	2,199,375
Lehman Brothers International	3.00	4/17/08	TBD	1,978,141	1,976,000
JPMorgan Securities, Inc.	1.05	4/22/08	TBD	1,978,019	1,977,500
JPMorgan Securities, Inc.	1.30347	4/23/08	TBD	13,692,403	13,688,438
JPMorgan Securities, Inc.	1.92	4/24/08	TBD	1,197,897	1,197,450
JPMorgan Securities, Inc.	0.90	4/29/08	TBD	1,337,767	1,337,700
Credit Suisse Securities LLC	2.30	4/29/08	5/1/08	574,037	574,000
Credit Suisse Securities LLC	2.30	4/30/08	5/13/08	8,662,188	8,655,000

Total				$160,365,029	$160,038,505

(l)	Amount is less than $1,000.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	35

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)

•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Bought credit default protection on Dow Jones CDX North America Investment Grade Index Series 10 and pay 1.55% Broker, Lehman Brothers Inc. Expires June 2013	USD	2,864	$(15,341)
Bought credit default protection on Dow Jones CDX North America Investment Grade Index Series 10 and pay 1.55% Broker, Deutsche Bank Securities Inc. Expires June 2013	USD	2,864	(15,339)
Bought credit default protection on Dow Jones CDX North America Investment Grade Index 10 Series VI and pay 1.55% Broker, Morgan Stanley Capital Services Inc. Expires June 2013	USD	2,825	(53,569)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires August 2009	USD	44,500	1,103,879
Receive a fixed rate of 4.7709% and pay a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires August 2009	USD	30,700	717,849
Receive a fixed rate of 4.62377% and pay a floating rate based on 3-month USD LIBOR Broker, Credit Suisse First Boston International Expires September 2009	USD	50,000	1,157,828
Receive a fixed rate of 4.1% and pay a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires December 2009	USD	12,400	212,821
Receive a fixed rate of 4.055% and pay a floating rate based on 3-months USD LIBOR Broker, Barclays Bank, PLC-London Expires December 2009	USD	12,600	206,184
Pay a fixed rate of 3.565% and receive a floating rate based on 3-month USD LIBOR Broker, Barclay Bank Expires January 2010	USD	12,600	(112,460)
Pay a fixed rate of 3.6625% and receive a floating rate based on 3-month USD LIBOR Broker, Barclay Bank Expires January 2010	USD	12,100	(127,248)
Receive a fixed rate of 5% and pay a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires November 2010	USD	5,000	208,065
Pay a fixed rate of 4.922% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires March 2011	USD	14,800	(636,657)
Receive a fixed rate of 5.496% and pay a floating rate based on 3-month USD LIBOR Broker, Bank of America BISD Dealer Expires July 2011	USD	27,900	1,737,730
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR Broker, UBS Warburg Expires, November 2011	USD	3,100	147,052
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, November 2011	USD	3,200	159,152

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR Broker, JP Morgan Chase Expires, December 2011	USD	10,000	$581,022
Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month LIBOR Broker, UBS Warburg Expires, January 2012	USD	12,000	(599,221)
Pay a fixed rate of 5.58875% and receive a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, July 2012	USD	46,800	(3,520,817)
Receive a fixed rate of 5.07625% and pay a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, August 2012	USD	91,000	5,027,200
Receive a fixed rate of 5.10531% and pay a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, August 2012	USD	21,600	1,217,893
Receive a fixed rate of 5.0565% and pay a floating rate based on 3-month USD LIBOR Broker, Bank of America BISD Dealer Expires, August 2012	USD	54,600	2,973,687
Receive a fixed rate of 4.9034% and pay a floating rate based on 3-month USD LIBOR Broker, Barclay Bank Expires, September 2012	USD	35,000	1,696,003
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, November 2012	USD	11,700	289,242
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, November 2012	USD	2,925	63,707
Receive a fixed rate of 4.4062% and pay a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires, November 2012	USD	44,100	1,254,251
Pay a fixed rate of 4.2424% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires, December 2012	USD	50,000	(1,065,442)
Pay a fixed rate of 3.46125% and receive a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, March 2013	USD	5,900	81,717
Pay a fixed rate of 3.48375% and receive a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, March 2013	USD	5,900	75,850
Receive a fixed rate of 3.66375% and pay a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, April 2013	USD	7,500	(41,204)
Receive a fixed rate of 3.665% and pay a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank Securities Inc. Expires, April 2013	USD	12,700	(69,028)
Pay a fixed rate of 4.51% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, October 2014	USD	13,800	(377,820)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Income Opportunity Trust (BNA)

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, October 2014	USD	27,500	$(575,945)
Receive a fixed rate of 5.005% and pay a floating rate based on 3-month USD LIBOR Broker, JPMorgan Chase Expires, October 2014	USD	10,500	584,479
Pay a fixed rate of 4.5% and receive a floating rate based on 3-month USD LIBOR Broker, JPMorgan Chase Expires, May 2015	USD	3,000	(73,263)
Receive a fixed rate of 4.3715% and pay a floating rate based on 3-month LBR Muni Swap Index Broker, USB Warburg Expires, June 2015	USD	5,200	86,209
Receive a fixed rate of 4.67% and pay a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, September 2015	USD	8,000	275,175
Receive a fixed rate of 5.723% and pay a floating rate based on 3-month USD LIBOR Broker, JPMorgan Chase Expires, July 2016	USD	5,200	545,239
Receive a fixed rate of 5.295% and pay a floating rate based on 3-month USD LIBOR Broker, USB Warburg Expires, February 2017	USD	12,000	896,493
Pay a fixed rate of 5.071% and receive a floating rate based on 3-month USD LIBOR Broker, USB Warburg Expires, March 2017	USD	5,000	(294,676)
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, April 2017	USD	800	57,555
Pay a fixed rate of 5.85% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, June 2017	USD	1,000	(117,381)
Pay a fixed rate of 5.74% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, June 2017	USD	1,400	(152,583)
Pay a fixed rate of 5.55451% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, June 2017	USD	1,800	(169,177)
Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, July 2017	USD	7,200	(733,143)
Pay a fixed rate of 5.155% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, September 2017	USD	12,000	(773,723)
Pay a fixed rate of 5.04015% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, September 2017	USD	12,500	(692,454)
Pay a fixed rate of 5.26054% and receive a floating rate based on 3-month USD LIBOR Broker, Morgan Stanley Capital Services Inc. Expires, September 2017	USD	5,700	(415,517)

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Pay a fixed rate of 5.307% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, October 2017	USD	6,000	$(458,903)
Pay a fixed rate of 5.3075% and receive a floating rate based on 3-month USD LIBOR Broker, Barclays Bank, PLC-London Expires, October 2017	USD	15,300	(1,171,275)
Pay a fixed rate of 5.01387% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, November 2017	USD	10,000	(530,574)
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires, March 2018	USD	7,300	(446,197)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-month USD LIBOR Broker, Barclays Bank, PLC-London Expires, April 2018	USD	5,949	(105,215)
Receive a fixed rate of 5.411% and receive a floating rate based on 3-month USD LIBOR Broker, JPMorgan Chase Expires, August 2022	USD	9,405	788,547
Receive a fixed rate of 5.411% and pay a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires, April 2027	USD	1,550	132,239
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month USD LIBOR Broker, Bank of America BISD Dealer Expires, September 2027	USD	8,900	(707,600)
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, December 2027	USD	3,600	(158,169)
Pay a fixed rate of 5.0605% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, December 2037	USD	6,900	(251,570)
Pay a fixed rate of 5.06276% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, December 2037	USD	1,400	(51,468)
Pay a fixed rate of 5.0639% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires, December 2037	USD	1,400	(51,714)
Pay a fixed rate of 4.785% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, January 2038	USD	2,100	16,193
Pay a fixed rate of 4.601% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financial Expires, January 2038	USD	5,000	185,173
Pay a fixed rate of 4.8325% and receive a floating rate based on 3-month USD LIBOR Broker, Morgan Stanley Capital Services Inc. Expires, January 2038	USD	6,100	(4,226)
Pay a fixed rate of 5.29750% and receive a floating rate based on 3-month USD LIBOR Broker, Citibank NA Expires, February 2038	USD	700	52,057

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	37

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust (BNA)

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Receive a fixed rate of 5.14% and pay a floating
rate based on 6-month British Pound Sterling LIBOR
Broker, Deutsche Bank AG London
Expires, April 2013	GBP	2,100	$(34,470)
Receive a fixed rate of 5.29375% and pay a
floating rate based on 6-month USD LIBOR
Broker, Deutsche Bank AG London
Expires, April 2013	GBP	2,100	(19,036)

			$7,908,066

•	Financial futures contracts purchased as of April 30, 2008 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

54	Euro-BOBL	Eurex	June 2008	$9,222,764	$(180,800)
65	Euro-BOBL	Eurex	June 2008	11,547,057	(287,184)
10	Euro Dollar	Chicago	June 2008	2,433,031	95
60	Euro Dollar	Chicago	December 2008	14,649,177	(84,177)
109	Euro Dollar	Chicago	June 2009	26,435,449	(49,274)
237	10-Year U.S. Treasury Bond	Chicago	June 2008	27,700,833	(253,271)
1,237	30-Year U.S. Treasury Bond	Chicago	June 2008	144,347,284	246,419

Total Net Unrealized Depreciation					$(608,192)

•	Financial futures contracts sold as of April 30, 2008 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

119	Euro Dollar	Chicago	June 2010	$28,669,289	$63,176
438	Future 2-Year U.S. Treasury Bond	Chicago	June 2008	94,030,773	873,648
1,859	5-Year U.S. Treasury Bond	Chicago	June 2008	210,188,983	2,010,029

Total Net Unrealized Appreciation					$2,945,853

•	Currency Abbreviations:

	EUR	Euro
	GBP	British Pound

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Income Trust Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class M2, 3.335%, 3/25/35 (a)	$5,890	$3,828,500
GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316%, 11/25/34 (a)	3,960	3,808,003
Securitized Asset Backed Receivables LLC Trust Series 2005-OP2 Class M1, 3.325%, 10/25/35 (a)	1,875	1,350,000
Small Business Administration Participation Certificates:
Series 1996-20E Class 1, 7.60%, 5/01/16	529	551,530
Series 1996-20F Class 1, 7.55%, 6/01/16	718	748,664
Series 1996-20G Class 1, 7.70%, 7/01/16	518	541,757
Series 1996-20H Class 1, 7.25%, 8/01/16	757	787,529
Series 1996-20K Class 1, 6.95%, 11/01/16	1,338	1,388,089
Series 1997-20C Class 1, 7.15%, 3/01/17	528	549,947
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (b)	9,005	292,647
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)	12,999	589,007

Total Asset-Backed Securities—3.3%		14,435,673

Corporate Bonds

Diversified Financial Services—0.4%
Structured Asset Repackaged Trust, 4.394%, 1/21/10	1,973	1,943,830

Total Corporate Bonds—0.4%		1,943,830

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
5.00%, 4/01/19—5/15/38 (c)(d)(h)	53,252		52,444,041
5.50%, 6/01/21—5/15/38 (c)(d)(h)	165,045		166,252,291
5.97%, 8/01/16 (a)	3,125		3,289,413
6.00%, 10/01/36—5/15/38 (c)(d)	36,120		36,945,430
6.50%, 7/01/36—5/15/38 (c)(d)	39,296		40,671,800
7.50%, 2/01/22	—	(g)	234
8.00%, 5/01/08—5/01/22	17		17,809
9.50%, 1/01/19—9/01/19	4		4,108
Freddie Mac Mortgage Participation Certificates:
4.934%, 10/01/34 (a)	794		798,012
5.50%, 12/01/21—3/01/22 (h)	8,066		8,220,070
6.01%, 11/01/17 (a)	26		25,794
6.037%, 1/01/35 (a)(h)	391		390,806
6.50%, 5/15/38 (d)	100		103,563
8.00%, 11/01/15	7		7,363
9.00%, 9/01/20 (h)	114		124,651
Ginnie Mae MBS Certificates:
5.50%, 5/15/38—6/15/38 (d)	6,000		6,066,876
6.50%, 5/15/38—6/15/38 (d)	10,800		11,194,875
7.00%, 10/15/17	35		36,887
7.50%, 8/15/21—12/15/23	373		401,096
8.00%, 10/15/22—2/15/29	179		195,487
9.00%, 6/15/18—9/15/21	15		15,948

Total U.S. Government Agency Mortgage-Backed Securities—75.3%			327,206,554

U.S. Government Agency Mortgage-Backed Securities— Collateralized Mortgage Obligations	Par (000)		Value

Fannie Mae Trust:
Series 7 Class 2, 8.50%, 4/01/17 (b)	$9		$1,919
Series 19 Class F, 8.50%, 3/15/20	173		182,934
Series 89 Class 2, 8%, 10/01/18 (b)	19		3,386
Series 94 Class 2, 9.50%, 8/01/21 (b)	6		1,678
Series 203 Class 1, 0%, 2/01/23 (e)	39		31,038
Series 228 Class 1, 0%, 6/01/23 (e)	28		23,439
Series 273 Class 1, 0%, 8/01/26 (e)	214		168,248
Series 328 Class 1, 0%, 12/01/32 (e)	4,123		3,228,859
Series 338 Class 1, 0%, 7/01/33 (e)	3,402		2,619,626
Series 1990-123 Class M, 1.01%, 10/25/20 (b)	38		912
Series 1990-136 Class S, 0.015%, 11/25/20 (b)	23,018		30,297
Series 1991-7 Class J, 0%, 2/25/21 (e)	38		31,225
Series 1991-38 Class F, 8.325%, 4/25/21 (a)	42		43,612
Series 1991-38 Class N, 1.009%, 4/25/21 (b)	32		254
Series 1991-38 Class SA, 10.186%, 4/25/21 (a)	42		44,747
Series 1991-46 Class S, 1.403%, 5/25/21 (b)	172		5,303
Series 1991-87 Class S, 18.981%, 8/25/21 (a)	111		141,410
Series 1991-99 Class L, 0.93%, 8/25/21 (b)	215		4,286
Series 1991-139 Class PT, 0.648%, 10/25/21 (b)	412		6,409
Series 1991-167 Class D, 0%, 10/25/17 (e)	37		36,081
Series 1993-51 Class E, 0%, 2/25/23 (e)	127		103,814
Series 1993-70 Class A, 0%, 5/25/23 (e)	22		18,809
Series 1993-72 Class S, 8.75%, 5/25/08 (a)	12		11,798
Series 1993-93 Class S, 8.50%, 5/25/08 (a)	3		3,401
Series 1993-170 Class SC, 9%, 9/25/08 (a)	3		2,593
Series 1993-196 Class SC, 9.334%, 10/25/08 (a)	78		79,144
Series 1993-199 Class SB, 2.625%, 10/25/23 (b)	2,018		203,950
Series 1993-214 Class SH, 10.773%, 12/25/08 (a)	52		53,496
Series 1993-247 Class SN, 10%, 12/25/23 (a)	828		961,291
Series 1993-249 Class B, 0%, 11/25/23 (e)	1,839		1,562,444
Series 1994-33 Class SG, 3.225%, 3/25/09 (b)	386		7,263
Series 1996-68 Class SC, 2.257%, 1/25/24 (b)	1,676		91,554
Series 1997-50 Class SI, 1.20%, 4/25/23 (b)	612		22,045
Series 1997-90 Class M, 6%, 1/25/28 (b)	12,232		2,635,097
Series 1999-W4 Class IO, 6.50%, 12/25/28 (b)	585		101,341
Series 1999-W4 Class PO, 0%, 2/25/29 (e)	313		186,088
Series 2002-13 Class PR, 0%, 3/25/32 (e)	824		598,908
Series 2003-9 Class BI, 5.50%, 10/25/22 (b)	3,567		414,105
Series 2003-32 Class VT, 6%, 9/25/15	6,780		6,959,948
Series 2003-51 Class IE, 5.50%, 4/25/26 (b)	1,669		29,851
Series 2003-55 Class GI, 5%, 7/25/19 (b)	4,515		358,096
Series 2003-66 Class CI, 5%, 7/25/33 (b)	5,367		1,187,749
Series 2003-88 Class TI, 4.50%, 11/25/13 (b)	2,767		48,729
Series 2003-122 Class IC, 5%, 9/25/18 (b)	3,741		312,941
Series 2003-135 Class PB, 6%, 1/25/34	12,264		12,252,522
Series 2004-13 Class IG, 5%, 10/25/22 (b)	2,666		56,316
Series 2004-28 Class PB, 6%, 8/25/28	3,278		3,314,790
Series 2004-29 Class HC, 7.50%, 7/25/30	2,030		2,142,953
Series 2004-31 Class ZG, 7.50%, 5/25/34	2,472		2,987,875
Series 2004-90 Class JH, 1.828%, 11/25/34 (b)	27,253		2,314,075
Series 2005-43 Class IC, 6%, 3/25/34 (b)	837		82,918
Series 2005-55 Class SB, 1.278%, 7/25/35 (b)	11,627		1,185,507
Series 2005-68 Class PC, 5.50%, 7/25/35	2,354		2,403,432
Series 2005-73 Class DS, 10.023%, 8/25/35 (a)	5,398		5,583,943
Series 2005-73 Class ST, 1.258%, 8/25/35 (b)	12,522		1,192,632
Series 2006-2 Class KP, 0%, 2/25/35 (a)(e)	1,221		902,138
Series 2006-36 Class SP, 1.828%, 5/25/36 (b)	47,112		4,611,432
Series 2006-38 Class Z, 5%, 5/25/36	1,282		1,274,954
Series 2006-101 Class SA, 3.204%, 10/25/36 (b)	34,707		2,631,053
Series 20068 Class WL, 3.874%, 3/25/36 (b)	6,534		589,030
Series 2007-32 Class SH, 2.985%, 4/25/37 (b)	7,278		673,596
Series 2007-88 Class SA, 0%, 8/25/35 (b)	4,930		90,986
Series 2008-9 Class SA, 4.105%, 2/25/38 (b)	22,107		2,200,375
Series G-7 Class S,116.20%, 3/25/21 (a)	—	(g)	5,767
Series G-10 Class S, 0.575%, 5/25/21 (b)	920		17,171

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	39

Schedule of Investments (continued)	BlackRock Income Trust Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities— Collateralized Mortgage Obligations	Par (000)		Value

Fannie Mae Trust—(concluded)
Series G-12 Class S, 0.608%, 5/25/21 (b)	$790		$15,662
Series G-17 Class S, 0.58%, 6/25/21 (b)	478		8,491
Series G-33 Class PV, 1.078%, 10/25/21 (b)	611		16,051
Series G-49 Class S,732.55%, 12/25/21 (a)	—	(g)	3,119
Series G-50 Class G, 1.159%, 12/25/21 (b)	399		6,672
Series G92-12 Class C, 1.017%, 2/25/22 (b)	474		11,628
Series G92-5 Class H, 9%, 1/25/22 (b)	177		42,927
Series G92-59 Class S, 5.023%, 10/25/22 (a)(b)	3,396		538,305
Series G92-60 Class SB, 1.60%, 10/25/22 (b)	513		23,895
Series G93-2 Class KB, 0%, 1/25/23 (e)	278		220,933
Freddie Mac Multiclass Certificates:
Series 19 Class R, 9.757%, 3/15/20 (b)	17		2,758
Series 40 Class K, 6.50%, 8/17/24	680		714,375
Series 60 Class HS, 1.125%, 4/25/24 (b)	1,046		6,104
Series 75 Class R, 9.50%, 1/15/21	—	(g)	4
Series 75 Class RS,18.277%, 1/15/21	—	(g)	4
Series 173 Class R, 9%, 11/15/21	22		22
Series 173 Class RS, 9.096%, 11/15/21	—	(g)	22
Series 176 Class M, 1.01%, 7/15/21 (b)	47		1,002
Series 192 Class U, 1.009%, 2/15/22 (b)	5		110
Series 200 Class R,98.523%, 12/15/22 (b)	2		25
Series 204 Class IO, 6%, 5/01/29 (b)	1,639		366,388
Series 1043 Class H, 0.022%, 2/15/21 (b)	12,823		22,609
Series 1054 Class I, 0.435%, 3/15/21 (b)	138		1,826
Series 1056 Class KD, 1.085%, 3/15/21 (b)	112		2,824
Series 1057 Class J, 1.008%, 3/15/21 (b)	152		3,211
Series 1148 Class E, 0.593%, 10/15/21 (a)(b)	388		6,571
Series 1160 Class F,29.476%, 10/15/21 (a)	30		46,721
Series 1179 Class O, 1.009%, 11/15/21 (b)	63		412
Series 1418 Class M, 0%, 11/15/22 (e)	141		114,060
Series 1571 Class G, 0%, 8/15/23 (e)	577		449,031
Series 1598 Class J, 6.50%, 10/15/08	599		598,380
Series 1616 Class SB, 8.50%, 11/15/08 (a)	43		43,095
Series 1691 Class B, 0%, 3/15/24 (e)	1,888		1,560,100
Series 1706 Class IA, 7%, 10/15/23 (b)	97		2,480
Series 1720 Class PK, 7.50%, 1/15/24 (b)	43		1,888
Series 1739 Class B, 0%, 2/15/24 (e)	162		152,794
Series 1914 Class PC, 0.75%, 12/15/11(b)	2,109		18,082
Series 1961 Class H, 6.50%, 5/15/12	261		266,318
Series 2218 Class Z, 8.50%, 3/15/30	9,413		10,294,554
Series 2296 Class SA, 2.139%, 3/15/16 (b)	627		50,016
Series 2369 Class SU, 3.248%, 10/15/31 (b)	4,408		481,743
Series 2431 Class Z, 6.50%, 6/15/32	11,903		12,389,545
Series 2444 Class ST, 2.359%, 9/15/29 (b)	286		10,020
Series 2542 Class MX, 5.50%, 5/15/22 (b)	1,256		202,636
Series 2542 Class UC, 6%, 12/15/22	10,200		10,827,884
Series 2545 Class NI, 5.50%, 3/15/22 (b)	2,175		281,348
Series 2559 Class IO, 5%, 8/15/30 (b)	437		7,169
Series 2561 Class EW, 5%, 9/15/16 (b)	3,413		239,377
Series 2562 Class PG, 5%, 1/15/18	2,475		2,511,076
Series 2564 Class NC, 5%, 2/15/33	928		865,661
Series 2611 Class QI, 5.50%, 9/15/32 (b)	9,738		1,716,410
Series 2630 Class PI, 5%, 8/15/28 (b)	4,592		512,439
Series 2647 Class IV, 1.959%, 7/15/33 (b)	16,307		3,175,387
Series 2653 Class MI, 5%, 4/15/26 (b)	2,786		330,326
Series 2658 Class PI, 4.50%, 6/15/13 (b)	1,911		23,102
Series 2672 Class TQ, 5%, 3/15/23 (b)	1,818		33,197
Series 2687 Class IL, 5%, 9/15/18 (b)	3,633		263,226
Series 2693 Class IB, 4.50%, 6/15/13 (b)	1,486		16,440
Series 2694 Class LI, 4.50%, 7/15/19 (b)	2,081		152,249
Series 2750 Class TC, 5.25%, 2/15/34	2,050		2,022,762
Series 2758 Class KV, 5.50%, 5/15/23	11,221		11,371,914
Series 2765 Class UA, 4%, 3/15/11	1,573		1,592,377
Series 2769 Class SQ, 7.102%, 2/15/34 (a)	4,359		2,954,312

U.S. Government Agency Mortgage-Backed Securities— Collateralized Mortgage Obligations	Par (000)	Value

Freddie Mac Multiclass Certificates—(concluded)
Series 2773 Class OX, 5%, 2/15/18 (b)	$3,951	$401,164
Series 2780 Class SM, 1.348%, 4/15/34 (b)	16,011	1,022,117
Series 2806 Class VC, 6%, 12/15/19	3,121	3,208,408
Series 2825 Class NI, 5.50%, 3/15/30 (b)	6,727	1,252,246
Series 2827 Class SR, 1.348%, 1/15/22 (b)	10,352	734,543
Series 2840 Class SK,10.947%, 8/15/34 (a)	2,101	1,684,058
Series 2861 Class AX, 7.028%, 9/15/34 (a)	605	578,620
Series 2865 Class SR, 1.908%, 10/15/33 (b)	17,570	3,108,931
Series 2865 Class SV, 2.753%, 10/15/33 (b)	11,899	2,308,216
Series 2927 Class BZ, 5.50%, 2/15/35	2,379	2,129,731
Series 2933 Class SL, 2.914%, 2/15/35 (b)	2,166	218,539
Series 2949 Class IO, 5.50%, 3/15/35 (b)	1,610	280,436
Series 2990 Class WR, 1.929%, 6/15/35 (b)	30,784	2,388,243
Series 3010 Class SC,10.464%, 3/15/34	1,432	1,489,002
Series 3061 Class BD, 7.50%, 11/15/35	3,695	3,914,949
Series 3122 Class IS, 2.048%, 3/15/36 (b)	84,722	8,313,492
Series 3167 Class SX,22.414%, 6/15/36 (a)	1,111	1,046,511
Series 3225 Class EY, 1.638%, 10/15/36 (b)	84,843	6,955,468
Series 3299 Class TI, 5%, 4/15/37 (b)	3,271	598,301
Series 3404 Class AS, 1.454%, 1/15/38 (b)	26,174	2,026,524
Series T-11 Class A9, 2.274%, 1/25/28 (a)	3,814	3,414,675
Series T-8 Class A10, 0%, 11/15/28 (e)	213	169,010
Ginnie Mae Trust:
Series 1996-5 Class Z, 7%, 5/16/26	955	1,001,991
Series 2001-33 Class PB, 6.50%, 7/20/31	1,586	1,633,305
Series 2003-58 Class IT, 5.50%, 7/20/33 (b)	1,772	203,621
Series 2003-89 Class SA, 0.84%, 10/16/33 (b)	15,338	934,737
Series 2004-18 Class VC, 5%, 3/16/15	6,901	6,992,906
Series 2004-39 Class ID, 5%, 5/20/33 (b)	1,500	428,080
Series 2004-89 Class PE, 6%, 10/20/34	3,943	4,198,789
Series 2005-18 Class SL, 1.203%, 2/20/35 (b)	14,621	977,734
Series 2005-47 Class SP, 0.853%, 8/20/32 (b)	18,199	948,479

Total U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations—46.3%		201,230,478

Non-U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations—24.3%
ABN AMRO Mortgage Corp., Series 2003-4 Class A2, 5.50%, 3/25/33 (b)	695	11,927
Banc of America Funding Corp.:
Series 2007-2 Class 1A19, 0%, 3/25/37 (b)	105,081	2,012,826
Series 2007-5 Class 4A3, 3.655%, 7/25/37 (a)	36,024	3,359,193
Banc of America Mortgage Securities Inc. Series 2003-3 Class 1AIO, 0.286%, 5/25/18 (b)	219,268	1,746,890
Bear Stearns Asset Backed Securities Series 2007-AC2 Class X, 0.25%, 3/25/37 (b)	24,127	240,635
Citigroup Mortgage Loan Trust, Inc. Series 2005-12 Class 1A2, 1.615%, 8/25/35 (b)	23,304	784,546
Collateralized Mortgage Obligation Trust, (b):
Series 40 Class R, 0.58%, 4/01/18	316	316
Series 42 Class R, 6%, 10/01/14	50	3,226
Countrywide Alternative Loan Trust:
Series 2005-28CB Class 1A5, 5.50%, 8/25/35	3,809	3,694,352
Series 2005-56 Class 1A1, 3.625%, 11/25/35 (a)	4,970	4,042,653
Series 2005-72 Class A2, 3.255%, 1/25/36 (a)	4,322	2,679,797
Series 2005-79C Class A2, 0%, 1/25/36 (b)	133,577	4,884,679
Countrywide Home Loan Mortgage Pass-Through Trust (e):
Series 2003-26 Class PO, 0%, 8/25/33	5,023	3,244,625
Series 2003-J4 Class PO, 0%, 6/25/33	1,008	752,155
Series 2003-J5 Class PO, 0%, 7/25/33	1,321	852,948
Series 2003-J8 Class PO, 0%, 9/25/23	1,115	772,959

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Income Trust Inc. (BKT)
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Inc Mortgage Series 2006-AR5 Class 22A, 5.50%, 10/25/21	$2,005	$1,834,770
Drexel Burnham Lambert CMO Trust (e):
Series K Class 1, 0%, 9/23/17	19	18,610
Series V Class 1, 0%, 9/01/18	224	195,974
First Boston Mortgage Securities Corp. (b):
Series C Class I-O,10.965%, 4/25/17	74	16,773
Series 2005-FA7 Class 1A7, 0%, 10/25/35	69,162	2,467,641
First Horizon Alternative Mortgage Securities (b) Series 2005-FA9 Class A2, 0%, 12/25/35	168,780	5,538,383
Series 2006-FA2 Class 1A4, 0.628%, 5/25/36	40,230	2,087,346
GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%, 6/19/27 (b)	7,126	140,284
Harborview Mortgage Loan Trust Series 2006-4 Class 2A1A, 2.698%, 5/19/47 (a)	5,114	4,009,828
Homebanc Mortgage Trust Series 2005-4 Class A1, 2.663%, 10/25/35 (a)	5,487	4,443,211
Indymac Index Mortgage Loan Trust Series 2006-AR33 Class 4AX, 0.165%, 1/25/37 (b)	148,652	599,706
JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1A, 5.35%, 3/25/36 (a)	2,928	2,938,638
JPMorgan Mortgage Trust:
Series 2005-S1 Class 2A1, 8%, 1/25/35	6,187	6,641,960
Series 2006-A7 Class 2A2, 5.816%, 1/25/37 (a)	1,580	1,557,918
Kidder Peabody Acceptance Corp.:
Series 1993-1 Class A6, 11.245%, 8/25/23 (a)	106	109,254
Series B Class A2, 9.50%, 4/22/18 (b)	55	11,524
Luminent Mortgage Trust Series 2006-A1 Class 2A1, 3.065%, 12/25/36 (a)	4,796	3,646,838
MASTR Adjustable Rate Mortgages Trust Series 2004-3 Class 3AX, 0.977%, 4/25/34 (b)	22,025	227,455
MASTR Alternative Loans Trust:
Series 2003-7 Class 4A3, 8%, 11/25/18	1,409	1,509,933
Series 2003-9 Class 15X2, 6%, 1/25/19 (b)	1,261	276,230
MASTR Asset Securitization Trust Series 2004-3 Class 4A15, 0%, 3/25/34 (e)	314	79,072
Morgan Stanley Mortgage Loan Trust Series 2004-3 Class 1AX, 5%, 5/25/19 (b)	1,469	211,702
Painewebber CMO Trust Series 88M,13.80%, 9/01/18	13	0
Residential Accredit Loans, Inc.:
Series 2005-QS16 Class A2, 0%, 11/25/35 (b)	135,268	3,493,779
Series 2006-Q03 Class A1, 3.105%, 4/25/46 (a)	3,072	2,392,883
Series 2006-Q04 Class 2A2, 3.135%, 4/25/46 (a)	3,283	1,805,449
Residential Asset Securitization Trust Series 2005-A15 Class 1A8, 0%, 2/25/36 (e)	983	426,112
Residential Funding Securities LLC Series 2003-RM2 Class AI5, 8.50%, 5/25/33	9,409	10,127,250
Sequoia Mortgage Trust Series 2005-2 Class XA, 0.998%, 3/20/35 (a)(b)	54,628	845,096
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11 Class A, 6.571%, 8/25/34 (a)	2,180	2,184,777
Series 2005-18 Class 7AX, 5.50%, 9/25/35 (b)	5,097	510,320
Series 2005-20 Class 3AX, 5.50%, 10/25/35 (b)	3,852	549,937
Series 2006-2 Class 4AX, 5.50%, 3/25/36 (b)	13,103	1,919,705
Series 2006-7 Class 3AS, 2.374%, 8/25/36 (b)	41,915	3,705,680
Structured Mortgage Asset Residential Trust Series 1993-3C Class CX, 0%, 4/25/24 (e)	12	11,492
Summit Mortgage Trust Series 2000-1 Class B1, 6.68%, 12/28/12 (a)	8	8,039
Vendee Mortgage Trust Series 1999-2 Class 1IO, 0.052%, 5/15/29 (b)	81,912	203,896
WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Class A3, 4.585%, 4/25/35 (a)	3,000	2,997,399

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-8 Class 1A4, 1.215%, 10/25/35 (b)	$8,882	$252,089
Series 2005-9 Class CP, 0%, 11/25/35 (e)	931	649,132
Series 2007-1 Class 1A3, 3.265%, 2/25/37 (a)	7,681	6,031,124

		105,760,936

Commercial Mortgage-Backed Securities—1.6%
CS First Boston Mortgage Securities Corp. Series 1997-C1 Class AX, 1.672%, 6/20/29 (b)	5,492	260,623
Commercial Mortgage Acceptance Corp. Series 1997-ML1 Class IO, 0.705%, 12/15/30 (b)	17,561	466,065
Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class A3, 5.542%, 1/15/49 (a)	2,420	2,363,354
First Union-Lehman Brothers Commercial Mortgage Series 1997-C2 Class D, 7.12%, 11/18/29	3,500	3,732,926
GMAC Commercial Mortgage Securities, Inc. Series 1997-C1 Class X, 1.34%, 7/15/29 (b)	23	1,117
Morgan Stanley Capital I Series 1997-HF1 Class X, 3.438%, 7/15/29 (b)	73	4

		6,824,089

Total Non-U.S. Government Agency Mortgage-Backed Securities—25.9%		112,585,025

U.S. Government and Agency Obligations

Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	351	358,449
Merrill Projects, Series 54, 7.43%, 2/01/23 (i)	2	2,666
Reilly Project, Series 41, 8.28%, 3/01/20	739	754,088
USGI Projects, Series 87, 7.43%, 12/01/22	79	79,875
USGI Projects, Series 99, 7.43%, 6/01/21	5,353	5,460,489
USGI Projects, Series 99, 7.43%, 10/01/23	81	83,577
USGI Projects, Series 99, 7.43%, 10/01/23	243	247,301
Overseas Private Investment Corp.,
4.09%, 5/29/12	331	333,658
4.30%, 5/29/12 (a)	929	979,767
4.64%, 5/29/12	699	747,775
4.68%, 5/29/12	395	400,896
4.87%, 5/29/12	2,999	3,239,370
5.40%, 5/29/12 (a)	358	366,750
Resolution Funding Corp., 0%, 4/15/30 (c)	13,000	4,564,455
Small Business Administration Series 1, 1%, 4/01/15 (b)	4,621	46,210
U.S. Treasury Strips, 0%, 11/15/24 (c)	40,000	18,491,520

Total U.S. Government and Agency Obligations—8.3%		36,156,846

Total Long-Term Securities (Cost—$667,199,926)—159.5%		693,558,406

Short-Term Securities

U.S. Government Obligations—2.4%
Federal Home Loan Bank, 1.75%, 5/01/08	5,400	5,400,000
Federal Home Loan Bank, 2.13%, 5/02/08	5,000	4,999,704

Borrowed Bond Agreement—4.9%
Lehman Brothers Inc., 2% to 12/31/2008	21,187	21,187,306

Total Short-Term Securities (Cost—$31,587,010)—7.3%		31,587,010

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	41

Schedule of Investments (continued)	BlackRock Income Trust Inc. (BKT)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts+	Value

Interest Rate Swaps
Receive (pay) a variable return based on the change in the since inception of the MSCI Daily Total Return Net Emerging Market India Index and pay a floating rate based on 3-month USD LIBOR, expiring May 2012 at USD 5.725, Broker Lehman Brothers Special Finance (f)	31	$2,287,863
Receive a fixed rate of 5.39% and pay a floating rate based on 3-month LIBOR, expiring March 2012, Broker Lehman Brothers Special Finance (f)	7	479,588
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America NA (f)	12	799,688
Receive a fixed rate of 5.495% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Credit Suisse International (f)	31	1,438,521
Receive a fixed rate of 5.78% and pay a floating rate based on 3-month LIBOR, expiring August 2010, Broker Deutsche Bank AG (f)	2	244,062
Receive a fixed rate of 6.025% and pay a floating rate based on 3-month LIBOR, expiring June 2012, broker Lehman Brothers Special Finance (f)	8	724,231
Pay a fixed rate of 5.39% and receive a floating rate based on 3-month LIBOR, expiring March 2012, Broker Lehman Brothers Special Finance (f)	7	379,761
Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America NA (f)	12	532,580
Pay a fixed rate of 5.495% and received a floating rate based on 3-month LIBOR, expiring May 2012, Credit Suisse International (f)	31	2,005,900
Pay a fixed rate of 5.725% and receive a floating rate based 3-month LIBOR, expiring May 2012, Lehman Brothers Special Finance (f)	31	1,224,228
Pay a fixed rate of 5.78% and receive a floating rate based 3-month LIBOR, expiring August 2010, Broker Deutsche Bank AG (f)	2	63,515
Pay a fixed rate of 6.025% and receive a floating rate based on 3-month LIBOR, expiring June 2012, broker Lehman Brothers Special Finance (f)	8	266,993

		4,472,977

Total Options Purchased (Cost—$7,829,398)—2.4%		10,446,930

Total Investments before Borrowed Bond, TBA Sale Commitments and Options Written (Cost—$706,616,334*)—169.2%		735,592,346

Borrowed Bond	Par (000)

U.S. Treasury Note 4.75% 5/31/12	$(19,505)	(20,900,817)

Total Borrowed Bond (Proceeds—$19,383,094)—(4.8%)		(20,900,817)

TBA Sale Commitments
Fannie Mae Guaranteed Pass-Through Certificates,
5.5%, 6/01/21—5/15/38	25,400	(25,563,449)
6.0%, 10/01/36—5/15/38	28,600	(29,256,542)
6.5%, 7/01/36—5/15/38	10,800	(11,180,657)

Total TBA Sale Commitments—(15.2%) (Proceeds—$65,822,967)		(66,000,648)

Options Written	Contracts+	Value

Interest Rate Swaps
Pay a fixed rated of 4.8% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Goldman Sachs Capital Markets (f)	125	$(4,379,500)
Pay a fixed rated of 4.95% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, JPMorgan Chase (f)	76	(2,279,316)
Pay a fixed rated of 5.4475% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Credit Suisse International (f)	19	(1,097,343)
Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank (f)	5	(403,612)
Pay a fixed rated of 5.50% and receive a floating rate based on 3-month USD LIBOR, expiring March 2010, UBS AG (f)	62	(2,509,760)
Pay a fixed rated of 5.50% and receive a floating rate based on 3-month USD LIBOR, expiring September 2011, Citibank NA (f)	34	(2,063,800)
Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA (f)	12	(1,057,807)
Pay a fixed rated of 5.685% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Lehman Brothers Special Finance (f)	19	(2,423,540)
Pay a fixed rated of 5.88% and receive a floating rate based on 3-month LIBOR, expiring June 2008, Deutsche Bank AG (f)	63	(7,687,646)
Receive a fixed rated of 5.46% and pay a floating rate based on 3-month LIBOR, expiring August 2008, Broker JPMorgan Chase Bank (f)	3	(313,914)
Pay a fixed rated of 5.46% and receive a floating rate based on 3-month LIBOR, expiring August 2008, Broker JP Morgan Chase Bank (f)	3	(7,950)
Receive a fixed rate of 5.4475% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Credit Suisse International (f)	19	(1,977,144)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JP Morgan Chase Bank (f)	5	(106,299)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA (f)	12	(220,150)
Receive a fixed rate of 5.685% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Lehman Brothers Special Finance (f)	19	(862,907)

Total Options Written (Premiums received—$11,471,518)—(6.1%)		(27,390,688)

Total Investments net of Borrowed Bond, TBA Sale Commitments and Options Written—143.0%		621,300,193
Liabilities in Excess of Other Assets—(43.0%)		(186,682,148)

Net Assets—100.0%		$434,618,045

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Income Trust Inc. (BKT)

*	The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$706,764,786

	Gross unrealized appreciation	$61,315,421
	Gross unrealized depreciation	(32,487,861)

	Net unrealized appreciation	$28,827,560

+	One contract represents a notional amount of $1,000,000.
(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Represents the interest of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c)	All or a portion of security, have been pledged as collateral for reverse repurchase agreements. Reverse repurchase agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Lehman Brothers, Inc.	2.40%	4/11/08	5/13/08	$45,502,802	$45,415,000
Lehman Brothers, Inc.	2.40%	4/16/08	5/13/08	$9,686,761	$9,670,000
Lehman Brothers, Inc.	3.15%	2/12/08	TBD	$1,150,423	$1,142,625
Lehman Brothers, Inc.	2.35%	4/11/08	TBD	$3,520,152	$3,516,250
JPMorgan Securities Inc.	2.68%	3/05/08	TBD	$18,578,502	$18,500,000

Total				$78,438,640	$78,243,875

(d)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(e)	Represents a principal only portion of a mortgage-backed security.
(f)

This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligatied to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(g)	Amount is less than $1,000.
(h)	All or a portion of security held as collateral in connection with financial futures contracts.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Purchase Cost	Sale Cost	Realized Loss	Interest Income

	Merrill Projects, Series 54, 7.43%, 2/01/23	—	$49,918	($2,153)	$52,771

•	Financial future contracts sold as of April 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

422	30-Year U.S. Treasury Bond	June 2008	$50,043,288	$715,444
1598	10-Year U.S. Treasury Bond	June 2008	$186,493,546	$1,425,172
15	5-Year U.S. Treasury Bond	June 2008	$1,682,729	$(2,963)
777	2-Year U.S. Treasury Bond	June 2008	$166,808,014	$1,549,826
185	EuroDollar Futures	June 2008	$44,462,546	$(550,267)
187	EuroDollar Futures	September 2008	$44,977,946	$(514,479)
161	EuroDollar Futures	December 2008	$38,760,811	$(321,939)
150	EuroDollar Futures	March 2009	$36,063,757	$(309,368)
137	EuroDollar Futures	June 2009	$32,919,803	$(244,472)
145	EuroDollar Futures	September 2009	$34,779,866	$(257,572)
78	EuroDollar Futures	December 2009	$18,832,412	$24,662
67	EuroDollar Futures	March 2010	$16,144,215	$11,452
63	EuroDollar Futures	June 2010	$15,145,608	$1,195
63	EuroDollar Futures	September 2010	$15,123,018	$(655)
38	EuroDollar Futures	December 2010	$9,136,672	$28,547
12	EuroDollar Futures	March 2011	$2,890,313	$16,463

Total Net Appreciation				$1,571,046

•	Swaps outstanding as of April 30, 2008 were as follows:

		Notional Amount (000)	Unrealized Appreciation (Depreciation)

	Receive a fixed rate of 5.38341% and pay a floating rate based on 3-month USD LIBOR Broker, Credit Suisse First Boston International Expires, July 2009	$200,000	$5,897,582
	Receive a fixed rate of 4.7775% and pay a floating rate based on 3-month USD LIBOR Broker, Citibank N.A. Expires August 2009	$18,800	440,721
	Receive a fixed rate of 4.034% and pay a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires, December 2009	$16,200	254,509
	Receive a fixed rate of 4.1% and pay a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Finance Expires, December 2009	$12,600	212,486
	Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR Broker, Barclays London Expires, December 2009	$5,600	89,372
	Pay a fixed rate of 3.535% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Finance Expires January 2010	$29,300	(243,958)
	Receive a fixed rate of 4.31996% and pay a floating rate based on 3-month USD LIBOR Broker, UBS Warburg Expires September 2010	$12,000	293,848
	Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR Broker, UBS Warburg Expires November 2011	$4,400	207,300
	Receive a fixed rate of 5.025% and pay a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires November 2011	$3,000	148,499
	Receive a fixed rate of 5.39256% and pay a floating rate based on 3-month LIBOR Broker, Credit Suisse First Boston International Expires June 2012	$64,000	4,221,222
	Pay a fixed rate of 4.88911% and receive a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires August 2014	$19,000	(706,993)
	Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires October 2014	$12,500	(261,777)
	Receive a fixed rate of 4.8834% and pay a floating rate based on 3-month USD LIBOR Broker, UBS Warburg Expires, March 2015	$25,000	1,341,811

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	43

Schedule of Investments (concluded)	BlackRock Income Trust Inc. (BKT)

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 4.925% and receive a floating rate based on 3-month USD LBR Municipal Swap Index Broker, Deutsche Bank AG London Expires March 2015	$16,000	$(816,842)
Pay a fixed rate of 4.5% and receive a floating rate based on 3-month USD LIBOR Broker, JPMorgan Chase Expires May 2015	$3,000	(72,568)
Receive a fixed rate of 4.442% and pay a floating rate based on 3-month USD LIBOR Broker, Morgan Stanley Capital Services Expires, July 2015	$4,500	92,239
Receive a fixed rate of 5.94% and pay a floating rate based on 3-month USD LIBOR Broker, UBS Warburg Expires December 2015	$2,800	324,267
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LBR Muni Swap Index Broker, Goldman Sachs & Co. Expires January 2016	$5,500	251,391
Receive a fixed rate of 5.723% and pay a floating rate based on 3-month USD LIBOR Broker, JPMorgan Chase Expires, July 2016	$5,400	565,348
Receive a fixed rate of 5.295% and pay a floating rate based on 3-month USD LIBOR Broker, UBS Warburg Expires February 2017	$11,900	887,942
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires April 2017	$800	57,556
Pay a fixed rate of 5.74% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires June 2017	$1,400	(152,214)

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 5.5451% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires June 2017	$1,800	$(168,454)
Pay a fixed rate of 5.85% and receive a floating rate based on 3-month USD LIBOR Broker, Deutsche Bank AG London Expires June 2017	$1,000	(116,941)
Receive a fixed rate of 5.505% and pay a floating rate based on 3-month USD LIBOR Broker, Bank of America Expires August 2017	$165,647	15,087,278
Pay a fixed rate of 4.54% and receive a floating rate based on 3-month USD LIBOR Broker, Morgan Stanley Capital Services Inc. Expires, December 2017	$7,700	(116,484)
Pay a fixed rate of 4.4575% and receive a floating rate based on 3-month USD LIBOR Broker, Goldman Sachs & Co. Expires January 2018	$2,600	(22,352)
Pay a fixed rate of 5.115% and receive a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Finance Expires March 2018	$7,300	(461,515)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-month USD LIBOR Broker, Barclays London Expires April 2018	$5,700	(105,215)
Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR Broker, JPMorgan Chase Expires August 2022	$9,565	801,382

Total		$27,929,440

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (a)	USD	24,415	$793,482
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (a)		18,105	820,403

Total Asset-Backed Securities—0.3%			1,613,885

Corporate Bonds

Aerospace & Defense—0.6%
CHC Helicopter Corp., 7.375%, 5/01/14		1,715	1,732,150
DRS Technologies, Inc.:
6.875%, 11/01/13		330	327,525
7.625%, 2/01/18		310	316,200
Hexcel Corp., 6.75%, 2/01/15		650	645,937
TransDigm, Inc., 7.75%, 7/15/14		570	582,825

			3,604,637

Air Freight & Logistics—0.1%
Park-Ohio Industries, Inc., 8.375%, 11/15/14		905	779,431

Airlines—0.1%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		520	498,888

Auto Components—0.4%
Allison Transmission, 11.25%, 11/01/15 (b)(c)		825	727,547
Lear Corp., 8.75%, 12/01/16		1,576	1,480,500
Metaldyne Corp., 10%, 11/01/13 (d)		1,000	642,500

			2,850,547

Automobiles—1.3%
DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08 (d)		7,500	7,501,147
Ford Capital BV, 9.50%, 6/01/10		500	473,750

			7,974,897

Building Products—0.5%
CPG International I, Inc., 10.50%, 7/01/13		750	641,250
Momentive Performance Materials, Inc., 11.50%, 12/01/16		2,590	2,272,725

			2,913,975

Capital Markets—1.0%
E*Trade Financial Corp., 12.50%, 11/30/17 (c)		2,500	2,587,500
Marsico Parent Co., LLC, 10.625%, 1/15/16 (e)		2,652	2,385,900
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)(e)		947	852,471
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)(e)		636	571,981

			6,397,852

Chemicals—1.2%
American Pacific Corp., 9%, 2/01/15		1,100	1,083,500
Ames True Temper, Inc., 6.713%, 1/15/12 (f)		2,085	1,717,519
Chemtura Corp., 6.875%, 6/01/16		120	106,800
Huntsman LLC, 11.50%, 7/15/12		310	331,584
Ineos Group Holdings Plc, 7.875%, 2/15/16 (c)	EUR	1,490	1,739,105
Innophos, Inc., 8.875%, 8/15/14	USD	2,225	2,213,875
Key Plastics LLC, 11.75%, 3/15/13 (c)		980	392,000
Terra Capital, Inc. Series B, 7%, 2/01/17		115	114,425

			7,698,808

Commercial Services & Supplies—1.9%
Casella Waste Systems, Inc., 9.75%, 2/01/13		2,000	1,960,000
DI Finance Series B, 9.50%, 2/15/13 (d)		3,258	3,359,812
FTI Consulting, Inc., 7.75%, 10/01/16		350	364,000
Sally Holdings LLC, 5.6%, 11/15/16 (d)		990	985,050
Waste Services, Inc., 9.50%, 4/15/14 (d)		2,065	2,023,700
West Corp., 11%, 10/15/16 (d)		3,595	3,195,056

			11,887,618

Communications Equipment—0.5%
Nortel Networks Ltd., 6.963%, 7/15/11 (f)		3,300	3,110,250

Corporate Bonds		Par (000)	Value

Containers & Packaging—0.9%
Berry Plastics Holding Corp.:
6.675%, 9/15/14 (f)	USD	835	$709,750
8.875%, 9/15/14		1,210	1,131,350
Crown Americas LLC, 7.75%, 11/15/15		885	933,675
Impress Holdings BV, 5.838%, 9/15/13 (c)(f)		1,370	1,145,662
Pregis Corp., 12.375%, 10/15/13		2,020	1,959,400

			5,879,837

Diversified Financial Services—1.6%
Ford Motor Credit Co. LLC:
5.46%, 1/13/12 (f)		565	475,110
7.163%, 4/15/12 (f)		60	58,817
7.80%, 6/01/12		1,665	1,488,868
Ford Motor Credit Co., 7.375%, 2/01/11 (d)		2,800	2,574,468
GMAC LLC, 6.875%, 8/28/12		2,735	2,169,788
Structured Asset Repackaged Trust, 4.394%, 1/21/10		3,554	3,501,103

			10,268,154

Diversified Telecommunication Services—3.0%
Cincinnati Bell, Inc., 7.25%, 7/15/13		1,420	1,427,100
Deutsche Telekom International Finance BV,
8%, 6/15/10 (d)		5,000	5,356,250
Qwest Communications International, Inc.:
6.176%, 2/15/09 (f)		1,364	1,364,000
7.50%, 2/15/14		3,595	3,532,087
Qwest Corp., 6.05%, 6/15/13 (d)(f)		2,500	2,393,750
Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)		1,500	1,616,250
Windstream Corp.:
8.125%, 8/01/13 (d)		2,340	2,421,900
8.625%, 8/01/16		1,060	1,110,350

			19,221,687

Electric Utilities—0.9%
Edison Mission Energy, 7.50%, 6/15/13		590	613,600
Elwood Energy LLC, 8.159%, 7/05/26		151	145,629
Midwest Generation LLC Series B, 8.56%, 1/02/16		4,324	4,670,206

			5,429,435

Electrical Equipment—0.6%
Superior Essex Communications LLC, 9%, 4/15/12		3,765	3,717,938

Electronic Equipment & Instruments—0.4%
Sanmina-SCI Corp.:
6.75%, 3/01/13		315	285,075
8.125%, 3/01/16 (d)		2,560	2,355,200

			2,640,275

Energy Equipment & Services—0.4%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		255	263,287
7.75%, 5/15/17		420	433,650
Grant Prideco, Inc. Series B, 6.125%, 8/15/15 (d)		380	385,700
North American Energy Partners, Inc., 8.75%, 12/01/11		270	271,350
SemGroup LP, 8.75%, 11/15/15 (c)		1,240	1,174,900

			2,528,887

Food & Staples Retailing—1.3%
Rite Aid Corp. (d):
8.125%, 5/01/10		5,000	5,000,000
7.50%, 3/01/17		3,440	3,190,600

			8,190,600

Gas Utilities—0.2%
El Paso Natural Gas Co., 8.375%, 6/15/32		400	461,962
Targa Resources, Inc., 8.50%, 11/01/13		725	692,375

			1,154,337

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	45

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies—1.8%
LVB Acquisition Merger Sub, Inc. (c):
10%, 10/15/17	USD	500	$536,250
10.375%, 10/15/17 (b)		500	528,982
11.625%, 10/15/17		670	711,875
Norcross Safety Products LLC Series B, 9.875%, 8/15/11		3,000	3,155,640
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (c)(d)		6,420	6,452,100

			11,384,847

Health Care Providers & Services—0.7%
Tenet Healthcare Corp., 6.50%, 6/01/12		1,985	1,841,088
Viant Holdings, Inc., 10.125%, 7/15/17 (c)		2,948	2,417,360

			4,258,448

Hotels, Restaurants & Leisure—2.4%
American Real Estate Partners LP:
8.125%, 6/01/12 (d)		5,860	5,728,150
7.125%, 2/15/13		1,480	1,380,100
Greektown Holdings, LLC, 10.75%, 12/01/13 (c)		1,344	1,236,480
Harrah’s Operating Co., Inc. (c):
10.75%, 2/01/16		5,695	4,897,700
10.75%, 2/01/18 (b)		1,790	1,370,997
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (g)(k)		775	381,688
Universal City Florida Holding Co. I, 7.623%, 5/01/10 (f)		170	168,088
Wynn Las Vegas LLC, 6.625%, 12/01/14		100	97,500

			15,260,703

Household Durables—0.0%
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (b)(g)		200	0

IT Services—0.9%
First Data Corp., 9.875%, 9/24/15 (c)		270	245,700
iPayment Investors LP, 12.75%, 7/15/14 (b)(c)		3,953	3,963,388
iPayment, Inc., 9.75%, 5/15/14		950	817,000
SunGard Data Systems, Inc., 9.125%, 8/15/13		790	825,550

			5,851,638

Independent Power Producers & Energy Traders—0.8%
The AES Corp., 8.75%, 5/15/13 (c)(h)		3,428	3,577,975
NRG Energy, Inc.:
7.25%, 2/01/14		210	215,775
7.375%, 2/01/16		1,185	1,220,550

			5,014,300

Leisure Equipment & Products—0.1%
Quiksilver, Inc., 6.875%, 4/15/15		575	477,250

Machinery—1.0%
AGY Holding Corp., 11%, 11/15/14 (c)		1,700	1,538,500
Accuride Corp., 8.50%, 2/01/15		850	756,500
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		3,125	2,625,000
Synventive Molding Solutions Sub-Series A, 14%, 1/14/11		600	270,000
Terex Corp., 8%, 11/15/17		1,220	1,247,450

			6,437,450

Marine—0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (c)		676	696,280

Media—7.9%
Affinion Group, Inc.:
10.125%, 10/15/13		1,975	1,994,750
11.50%, 10/15/15		850	834,062
American Media Operations, Inc. Series B:
10.25%, 5/01/09		420	313,425
10.25%, 5/01/09 (c)		15	11,396
CMP Susquehanna Corp., 9.875%, 5/15/14 (c)		2,425	1,733,875
Cablevision Systems Corp. Series B,
7.133%, 4/01/09 (f)		800	806,000
Charter Communications Holdings I, LLC,
11%, 10/01/15		1,665	1,294,537

Corporate Bonds		Par (000)	Value

Media (concluded)
Charter Communications Holdings II, LLC,
10.25%, 9/15/10	USD	3,420	$3,289,587
Comcast Cable Communications LLC,
6.875%, 6/15/09 (d)		6,685	6,858,135
Dex Media West LLC, 9.875%, 8/15/13		1,650	1,555,125
DirecTV Holdings LLC, 8.375%, 3/15/13		500	513,750
EchoStar DBS Corp.:
5.75%, 10/01/08		2,800	2,800,000
7%, 10/01/13		200	199,500
7.125%, 2/01/16		200	196,500
Intelsat Bermuda Ltd., 9.25%, 6/15/16		1,800	1,815,750
Network Communications, Inc., 10.75%, 12/01/13		1,520	1,134,300
Nielsen Finance LLC, 10%, 8/01/14 (d)		4,340	4,513,600
Paxson Communications Corp., 5.963%, 1/15/12 (c)(f)		2,000	1,617,500
ProtoStar I Ltd., 12.50%, 10/15/12 (c)(f)(i)		3,345	3,311,330
R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16		3,465	2,252,250
Rainbow National Services LLC (c):
8.75%, 9/01/12		925	951,594
10.375%, 9/01/14		3,134	3,369,050
Salem Communications Corp., 7.75%, 12/15/10		2,000	1,877,500
Sinclair Broadcast Group, Inc. Class A, 4.875%, 7/15/18 (i)		460	420,325
Sirius Satellite Radio, Inc., 9.625%, 8/01/13		185	155,863
TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		4,500	4,072,500
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (c)		1,575	1,055,250
Young Broadcasting, Inc., 10%, 3/01/11		1,943	1,262,950

			50,210,404

Metals & Mining—1.2%
AK Steel Corp., 7.75%, 6/15/12 (d)		2,200	2,246,750
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (f)		1,495	1,509,950
8.375%, 4/01/17 (d)		3,670	4,055,350

			7,812,050

Multiline Retail—0.7%
JC Penny Corp. Inc., 8%, 3/01/10 (d)		4,400	4,539,471
Neiman Marcus Group, Inc., 9%, 10/15/15 (b)		73	75,722

			4,615,193

Oil, Gas & Consumable Fuels—2.3%
Berry Petroleum Co., 8.25%, 11/01/16		550	570,625
Chaparral Energy, Inc., 8.50%, 12/01/15		1,210	1,101,100
Chesapeake Energy Corp.:
6.375%, 6/15/15		650	640,250
6.875%, 11/15/20		100	99,500
Compton Petroleum Finance Corp., 7.625%, 12/01/13		700	691,250
EXCO Resources, Inc., 7.25%, 1/15/11		495	492,525
East Cameron Gas Co., 11.25%, 7/09/19		1,500	870,135
Encore Acquisition Co., 6%, 7/15/15		250	230,000
OPTI Canada, Inc., 8.25%, 12/15/14 (d)		1,990	2,054,675
Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,650	1,707,750
Sabine Pass LNG LP, 7.50%, 11/30/16		1,515	1,386,225
SandRidge Energy, Inc., 6.323% due 4/01/2014 (c)		1,500	1,500,000
SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)		1,500	1,500,000
Whiting Petroleum Corp.:
7.25%, 5/01/12		160	160,400
7.25%, 5/01/13		1,390	1,393,475

			14,397,910

Paper & Forest Products—0.6%
Abitibi-Consolidated, Inc., 6%, 6/20/13		1,215	504,225
Bowater, Inc., 5.80%, 3/15/10 (f)		670	452,250
Domtar Corp.:
7.125%, 8/15/15		300	289,500
7.875%, 10/15/11		140	142,800
NewPage Corp.:
9.123%, 5/01/12 (d)(f)		1,500	1,563,750
10%, 5/01/12		665	709,887
12%, 5/01/13		200	212,000

			3,874,412

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Real Estate Investment Trusts (REITs)—0.2%
Rouse Co. LP, 5.375%, 11/26/13 (d)	USD	2,000	$1,681,192

Road & Rail—0.0%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (f)		130	112,450

Semiconductors & Semiconductor Equipment—0.7%
Amkor Technology, Inc.:
7.75%, 5/15/13		2,063	1,975,322
9.25%, 6/01/16		310	309,225
Freescale Semiconductor, Inc., 6.675%, 12/15/14 (b)		2,505	2,060,362

			4,344,909

Software—0.1%
BMS Holdings, Inc., 9.954%, 2/15/12 (b)(c)(f)		891	556,003

Specialty Retail—2.8%
AutoNation, Inc.:
4.713%, 4/15/13 (f)		690	595,987
7%, 4/15/14		690	646,875
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (b)(f)		2,250	1,914,312
10.75%, 3/15/15		1,880	1,640,300
Group 1 Automotive, Inc., 8.25%, 8/15/13 (d)		5,000	4,800,000
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12		1,475	1,076,750
Michaels Stores, Inc. (d):
10%, 11/01/14		2,210	2,143,700
11.375%, 11/01/16		1,565	1,404,587
Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		3,500	3,325,000

			17,547,511

Tobacco—0.1%
Reynolds American, Inc., 7.625%, 6/01/16		1,000	1,059,370

Wireless Telecommunication Services—1.2%
Cricket Communications, Inc., 9.375%, 11/01/14		270	264,937
Digicel Group Ltd. (c):
8.875%, 1/15/15		1,120	960,400
9.125%, 1/15/15 (b)		2,467	1,987,619
MetroPCS Wireless, Inc., 9.25%, 11/01/14		360	353,700
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)(d)		3,850	3,936,625

			7,503,281

Total Corporate Bonds—42.5%			269,843,654

Foreign Government Obligations

Colombia Government International Bond, 9.75%, 4/23/09	5,000	5,300,000
Peru Government International Bond, 8.375%, 5/03/16 (d)	4,871	5,903,652
Turkey Government International Bond, 7%, 9/26/16	5,093	5,213,959

Total Foreign Government Obligations—2.6%		16,417,611

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates
5.00%, 5/15/23 (j)	121,000	121,605,000
5.50%, 12/01/28—11/01/33 (h)	8,164	8,238,417

Total U.S. Government Agency Mortgage-Backed
Securities—20.4%		129,843,417

Floating Rate Loan Interests

Aerospace & Defense—1.3%
Avio Holding SpA Term Loan:
B, 6.843%, 9/25/14	500	449,750
C, 7.468%, 9/25/15	500	457,500

Floating Rate Loan Interests		Par (000)	Value

Aerospace & Defense (concluded)
DynCorp Term Loan C, 4.625%, 6/28/12	USD	1,741	$1,658,490
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 4.696%, 3/31/14		266	254,055
Term Loan B, 4.696%, 3/31/14		4,580	4,359,576
IAP Worldwide Services, Inc. Term Loan, 9%, 12/31/12		634	519,993
Wesco Aircraft Hardware Corp. First Lien Term Loan, 4.95%, 9/25/13		486	472,878

			8,172,242

Airlines—0.6%
US Airways Group, Inc. Term Loan B, 5.386%, 3/22/14		2,970	2,197,800
United Air Lines, Inc. Term Loan B, 4.75%—4.938%, 1/30/14		1,602	1,377,006

			3,574,806

Auto Components—0.8%
Allison Transmission Term Loan B, 5.48%—5.74%, 8/07/14		3,741	3,502,725
Mark IV Industries First Lien Term Loan, 7.08%—9.66%, 6/01/11		864	671,380
Metaldyne Corp.:
Letter of Credit, 6.50%—9.07%, 1/15/12		98	75,683
Term Loan B, 6.50%, 1/11/14		667	514,643
Motorsport Aftermarket Group Term Loan B, 5.196%, 11/03/13		494	414,750

			5,179,181

Beverages—0.2%
Culligan International Second Lien Term Loan, 9.102%—9.134%, 5/25/13	EUR	1,500	1,171,088
Le-Nature’s, Inc. Term Loan B, 9.50%, 12/28/12 (g)(k)	USD	1,000	318,333

			1,489,421

Biotechnology—0.1%
Talecris Biotherapeutics, Inc. First Lien Term Loan, 6.57%, 11/13/14		998	875,284

Building Products—1.8%
Armstrong World Term Loan B, 4.482%, 10/02/13		195	185,021
Building Material Corp. of America First Lien Term Loan, 5.688%, 2/22/14		2,469	2,051,248
Custom Building Products Second Lien Term Loan, 9.718%, 4/29/12		1,500	1,200,000
Lafarge Roofing SA Term Loan:
B, 4.988%, 5/01/15		279	202,291
C, 5.238%, 5/01/16		284	207,441
Lafarge Roofing SA Term Loan:
B, 6.856%, 5/01/15	EUR	1,021	1,168,699
C, 7.106%, 5/01/16		1,019	1,166,957
Masonite International:
Term Loan, 4.63%—5.046%, 4/06/13		242	218,064
Term Loan B, 4.63%—5.046%, 4/06/13	USD	243	218,436
Momentive Performance Materials Term Loan B, 5.375%, 12/04/13	EUR	1,000	1,387,088
Momentive Performance Materials, Inc. Term Loan B, 4.938%, 12/04/13	USD	2,467	2,293,492
United Subcontractors Inc. First Lien Term Loan, 7.25%—7.68%, 12/27/12		1,818	1,151,163

			11,449,900

Capital Markets—0.1%
Marsico Parent Company, LLC Term Loan B, 5.625%—7.25%, 11/14/14		498	443,888

Chemicals—3.6%
BOC Edwards Ltd. Term Loan B, 5.085%, 5/21/14		496	374,669
Brenntag AG Term Loan B, 6.793%, 11/24/37	EUR	500	719,829
Cognis Deutschland Term Loan A, 6.948%, 11/17/13		803	1,123,626
Cognis Deutschland Term Loan B, 6.948%, 11/16/13		197	275,137

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	47

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Chemicals (concluded)
Flint Group Term Loan B, 4.88%, 5/30/15	USD	2,000	$1,725,000
Huntsman ICI Holdings Term Loan B, 4.636%, 8/16/12		4,517	4,356,978
ISP Chemco Term Loan B, 4.50%—4.875%, 5/25/14		1,489	1,400,355
Ineos Group Plc Term Loan:
A, 4.635%, 2/20/13		1,152	1,048,425
B, 4.885%, 2/20/15		1,667	1,548,552
C, 5.385%, 2/20/14		1,717	1,594,950
Invista Term Loan:
B1, 4.196%, 4/29/11		1,276	1,221,545
B2, 4.196%, 4/29/11		677	647,510
Lucite International Finance Plc Payment In Kind, 13.805%, 7/03/14	EUR	1,068	1,233,443
Nalco Co. Tranche B Term Loan, 4.478%—6.48%, 11/04/10	USD	1,562	1,535,239
Rockwood Specialties Group, Inc. Tranche D Term Loan, 4.399%, 12/10/12		970	919,748
Viridian Group Plc Term Loan, 8.325%, 4/20/12	EUR	595	813,982
Viridian Group Plc Term Loan, 8.234%—9.726%, 12/21/12	GBP	1,198	2,084,045

			22,623,033

Commercial Services & Supplies—2.3%
Aramark Corp.:
Letter of Credit, 5.025%, 1/30/14	USD	185	176,834
Term Loan B, 4.571%, 1/30/14		2,907	2,783,489
Brickman Group, Inc. Term Loan, 4.696%, 1/30/14		1,238	1,157,063
EnviroSolutions Term Loan B, 8.25%, 7/01/12		500	400,000
Euramax International Plc Second Lien Term Loan:
10.728%, 6/21/13		83	49,737
10.978%, 6/29/13		167	111,961
Jason, Inc. Term Loan B, 5.216%, 4/30/10		1,465	1,278,012
John Maneely Co. Term Loan B, 5.967%—6.345%, 12/15/13		1,120	1,003,667
Kion GmbH Term Loan:
B, 6.751%, 3/04/15		250	234,844
C, 7.251%, 3/04/16		250	234,844
Language Line Services Term Loan B1, 5.95%, 11/14/11		740	682,727
Service Master Bridge Loan, 7.92%—10.09%, 6/19/08		3,650	2,609,750
Sirva Worldwide Tranche B Term Loan, 6.21%, 12/01/10 (g)(k)		644	287,297
Thermo Fluids, Inc. Term Loan, 6.20%—6.60%, 6/27/13		1,195	836,870
West Corp. Term Loan, 5.079%—5.465%, 10/31/13		2,962	2,700,470

			14,547,565

Communications Equipment—1.1%
Alltel Corp. Term Loan:
B2, 5.55%, 5/16/15		748	687,232
B3, 5.466%, 5/18/15		5,236	4,810,065
SafeNet, Inc. First Lien Term Loan, 5.46%, 4/12/14		1,985	1,647,550

			7,144,847

Computers & Peripherals—0.8%
Intergraph Corp. Second Lien Term Loan, 9.09%, 11/17/14		750	694,688
Intergraph Corp. Term Loan, 4.6778%—5.125%, 5/15/14		1,430	1,341,406
Reynolds and Reynolds Co.:
First Lien Term Loan, 4.886%, 10/31/12		1,791	1,706,834
Second Lien Term Loan, 8.386%, 10/31/13		1,250	1,162,500

			4,905,428

Construction & Engineering—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan B:
5.00%—5.188%, 2/15/14		493	433,674
9.125%—9.312%, 2/15/15		500	400,000

			833,674

Construction Materials—0.1%
Nortek, Inc. Term Loan, 5.35%, 8/27/11		483	434,250

Floating Rate Loan Interests		Par (000)	Value

Containers & Packaging—1.6%
Atlantis Plastics Second Lien Term Loan, 12.25%, 3/22/12 (g)(k)	USD	250	$50,000
Consolidated Container Co. LLC Second Lien Term Loan, 8.399%—8.585%, 10/15/14		350	177,625
Graham Packaging Co. LP Term Loan B, 4.875%—5.25%, 4/15/11		4,950	4,682,561
Graphic Packaging International Term Loan B, 5.44%—5.67%, 5/16/14		2,375	2,287,422
Mivisa Envases SAU Term Loan B, 7.087%, 6/03/15	EUR	1,000	1,366,270
Smurfit-Stone Container Corp. Deposit Account, 4.784%, 11/01/10	USD	568	550,332
Solo Cup Co. Term Loan, 6.10%—6.59, 2/27/11		1,221	1,172,950

			10,287,160

Distributors—0.2%
Keystone Automotive Operations, Inc. Term Loan B, 6.099%—6.399%, 1/15/12		1,437	1,135,443

Diversified Consumer Services—0.7%
Coinmach Laundry Corp. Term Loan B, 5.70%, 11/15/14		5,000	4,487,500

Diversified Financial Services—0.6%
JG Wentworth Manufacturing:
First Lien Term Loan, 4.921%, 4/03/14		4,000	3,026,668
Term Loan B, 4.921%, 4/15/14		400	302,667
Professional Services Term Loan, 5.88%, 10/31/12		752	676,849

			4,006,184

Diversified Telecommunication Services—1.8%
Country Road Communications Second Lien Term Loan, 10.62%, 7/15/13		500	485,000
Eircom Group Plc Term Loan:
B, 6.606%, 8/14/14	EUR	2,000	2,901,697
C, 6.856%, 8/14/13		2,000	2,905,720
Iowa Telecom Term Loan B, 4.43%—4.54%, 11/23/11	USD	2,000	1,942,500
Time Warner Telecom Term Loan B, 4.71%, 2/23/14		2,028	1,916,753
Wind Telecomunicazione SpA Term Loan A, 6.10%—6.645%, 9/22/12	EUR	654	971,414

			11,123,084

Electric Utilities—0.1%
TPF Generation Holdings LLC:
First Lien Term Loan, 4.696%, 11/28/13	USD	757	719,322
Letter of Credit, 4.696%, 11/28/13		150	143,016
Revolving Credit, 6.83%, 11/28/13		47	44,832

			907,170

Electrical Equipment—0.4%
Electrical Components International Holdings Second Lien Term Loan, 9.46%, 5/05/14		500	300,000
Generac Power Systems, Inc.:
First Lien Term Loan, 5.184%, 11/15/13		979	786,183
Second Lien Term Loan, 8.684%, 5/10/14		500	346,000
Sensus Metering Systems, Inc. Term Loan:
B-1, 4.818%—6.901%, 12/17/10		1,057	929,739
B-2, 6.718%—6.901%, 12/19/10		73	64,135

			2,426,057

Electronic Equipment & Instruments—0.9%
Deutsch Connectors Term Loan B2, 7.396%, 7/27/14		1,378	1,209,851
Flextronics International Ltd. Delay Draw Term Loan:
4.963%, 10/01/14		223	206,473
4.963%, 10/05/14		888	821,764
Flextronics International Ltd. Term Loan B:
4.934%—4.948%, 10/05/12		3,099	2,892,749
4.934%—4.963%, 10/01/14		777	718,527

			5,849,364

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Energy Equipment & Services—0.8%
Dresser, Inc. First Lien Term Loan, 5.113%—5.565%, 5/15/14	USD	3,473	$3,337,139
MEG Energy Corp. Term Loan B, 4.70%, 4/03/13		490	452,515
Trinidad Energy Services Term Loan, 5.209%, 4/15/11		1,470	1,381,800

			5,171,454

Food & Staples Retailing—1.5%
Advance Food Co. Term Loan:
4.45%, 3/31/14		67	59,185
B, 4.45%, 3/31/14		770	685,300
Advantage Sales & Marketing Term Loan B, 4.70%—4.73%, 4/15/13		975	916,285
Bolthouse Farms, Inc. First Lien Term Loan, 5%, 11/29/12		978	924,552
DS Waters LP Term Loan B, 6.709%, 3/31/12		500	435,000
Dole Food Co., Inc.:
Letter of Credit, 4.71%, 4/12/13		280	259,805
Term Loan B, 4.813%—6.25%, 4/12/13		616	572,870
Term Loan C, 4.813%—6.25%, 3/31/13		2,056	1,909,567
McJunkin Corp. Term Loan B, 6.134%, 1/30/14		494	474,823
Pantry, The Term Loan B, 4.46%, 4/25/14		1,157	966,860
Pierre Foods, Inc. Term Loan B, 6.97%, 6/30/10		591	339,968
Sturm Foods, Inc. First Lien Term Loan:
5.813%, 1/22/14		1,360	1,002,993
5.813%, 1/30/14 (b)		500	368,750
Sturm Foods, Inc. Second Lien Term Loan,
9.313%, 11/12/37		500	262,500

			9,178,458

Food Products—1.3%
Eight O’Clock Coffee First Lien Term Loan, 5.688%, 7/21/12		1,930	1,853,160
Jetro Holdings, Inc. Term Loan, 4.95%, 5/11/14		1,938	1,860,000
Michael Foods Term Loan B, 4.541%—6.845%, 11/21/10		2,167	2,101,768
OSI Industries Term Loan B, 4.671%—6.843%, 9/02/11		2,897	2,518,650

			8,333,578

Health Care Equipment & Supplies—1.2%
Biomet, Inc. Term Loan B, 5.696%, 3/25/14		4,478	4,386,083
ReAble Therapeutics Finance LLC Term Loan, 5.696%, 5/14/14		2,493	2,422,055
Select Medical Term Loan B, 5.019%—6.25%, 2/24/12		966	876,912

			7,685,050

Health Care Providers & Services—2.6%
CCS Medical First Lien Term Loan, 5.93%, 10/31/12		842	731,279
Community Health Systems, Inc. Term Loan B, 5.335%, 7/25/14		8,188	7,834,634
Health Management Associates, Inc. Term Loan B, 4.446%, 1/15/14		1,944	1,788,839
HealthSouth Corp. Term Loan B, 5.23%—5.37%, 3/12/14		840	794,437
PTS Cardinal Health Term Loan B, 6.978%, 11/19/37	EUR	1,985	2,712,045
Surgical Care Affiliates Term Loan B, 4.946%, 12/26/14	USD	1,993	1,713,528
Vanguard Health Systems Term Loan B, 5.134%, 9/23/11		975	937,081

			16,511,843

Health Care Technology—0.2%
Misys Hospital Systems, Inc. Term Loan B, 6.12%—6.16%, 10/11/14		1,496	1,402,734

Hotels, Restaurants & Leisure—3.1%
Cracker Barrel Term Loan B, 4.62%, 4/27/13		2,197	2,068,551
Greektown Casino Term Loan B, 5.438%, 12/01/12		1,663	1,434,093
Green Valley Ranch Gaming LLC Term Loan:
4.671%—5.085%, 1/29/12		477	380,263
6.335%, 8/30/14		1,500	930,000

Floating Rate Loan Interests		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Harrah’s Entertainment, Inc.:
Term Loan B2, 5.906%—5.92%, 1/29/15	USD	700	$656,750
Term Loan B3, 5.92%, 1/29/15		812	761,734
Harrah’s Operating Term Loan B, 5.906%—5.92%, 1/31/15		555	520,723
Las Vegas Sands LLC Term Loan B, 4.45%, 5/04/14		1,034	948,873
MotorCity Casino Term Loan B, 5.00%—5.08%, 7/21/12		1,683	1,573,719
OSI Restaurant Partners, Inc.:
Revolving Credit, 4.92%, 5/15/14		40	33,816
Term Loan B, 5%, 5/15/14		405	350,070
Penn National Gaming, Inc. Term Loan B, 4.45%—6.60%, 10/03/12		4,056	3,911,495
QCE LLC First Lien Term Loan, 4.938%—5%, 5/05/13		1,965	1,651,302
Travelport, Inc.:
Standby Letter of Credit, 4.946%, 8/31/13		28	26,583
Term Loan, 9.913%, 3/20/12 (b)		4,113	2,920,345
Term Loan B, 4.954%, 8/31/13		144	132,485
Venetian Macau US Finance Co. LLC:
Delay Draw Term Loan, 4.95%, 4/11/13		362	343,922
Term Loan Revolving Credit, 4.95%, 5/26/11		639	607,453
Wembley, Inc. First Lien Term Loan, 5.21%—5.59%, 8/12/12		492	320,084

			19,572,261

Household Durables—0.4%
Berkline Corp. First Lien Term Loan, 8.49%, 11/10/11		95	4,735
Jarden Corp. Term Loan B3, 5.196%, 1/24/12		1,000	970,000
Visant Holding Corp. Term Loan C, 6.718%, 10/04/11		385	368,511
Yankee Candle Co., Inc. Term Loan B, 4.61%—4.68%%, 2/06/14		1,000	907,500

			2,250,746

Household Products—0.1%
Central Garden & Pet Term Loan B, 4.37%, 9/30/12		1,084	947,902

IT Services—3.0%
Affiliated Computer Services Term Loan B, 4.886%, 3/20/13		733	706,320
Alliance Data Systems Term Loan, 5.85%, 12/15/14		4,000	3,720,000
Amadeus Global Travel Distribution SA Term Loan:
B, 6.959%, 6/30/13	EUR	308	446,874
B-4, 6.709%, 6/30/13		193	279,910
C, 7.209%, 6/30/14		308	446,874
C-4, 7.209%, 6/30/14		193	279,910
Audio Visual Services Corp. Second Lien Term Loan, 8.20%, 9/15/14	USD	1,000	920,000
Ceridian Corp. Term Loan, 5.59%, 11/07/14		3,500	3,062,500
Emdeon Business Services Second Lien Term Loan, 7.70%, 5/16/13		250	231,250
First Data Corp. Term Loan B, 5.349%—5.645%, 9/24/14		5,816	5,464,620
RedPrairie Corp. First Lien Term Loan, 6.125%—7.25%, 7/17/12		691	607,608
SunGard Data Systems, Inc. Term Loan B, 5.162%, 2/28/14		2,432	2,298,251
Verifone, Inc. Term Loan B, 4.89%—4.90%, 2/28/13		935	885,913

			19,350,030

Independent Power Producers & Energy Traders—2.5%
The AES Corp. Term Loan, 7.00%—7.19%, 8/10/11		428	416,071
TXU Corp.:
Term Loan B-2, 6.478%—6.596%, 10/14/29		2,985	2,856,102
Term Loan B-3, 6.478%—6.596%, 10/10/14		13,440	12,853,680

			16,125,853

Industrial Conglomerates—0.1%
Trimas Corp.:
Letter of Credit, 4.803%, 8/02/11		93	86,250
Term Loan B, 5.157%, 8/02/13		400	368,144

			454,394

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	49

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Insurance—0.2%
Conseco Term Loan B, 4.863%, 10/10/13	USD	739	$560,226
Sedgwick Claims Management Service, Inc. Term Loan B, 4.946%, 3/03/13		1,073	966,805

			1,527,031

Internet & Catalog Retail—0.2%
FTD Flowers Term Loan, 4.613%, 7/28/13		612	581,024
Oriental Trading First Lien Term Loan, 4.96%—5.34%%, 7/31/13		958	766,488

			1,347,512

Leisure Equipment & Products—0.1%
24 Hour Fitness Term Loan B, 5.20%—7.22%, 6/08/12		980	872,200

Life Sciences Tools & Services—0.2%
Quintiles Transnational:
Term Loan B, 4.70%, 3/21/13		980	921,200
Term Loan C, 6.70%, 3/21/14		250	237,500

			1,158,700

Machinery—2.4%
Blount, Inc. US Term Loan B, 4.489%, 8/09/10		727	683,908
Bucyrus International Term Loan, 4.195%—6.413%, 5/04/14		992	972,650
Colfax Corp. Term Loan B, 5%, 12/19/11		1,936	1,887,675
Invensys Plc Term Loan, 7.74%, 12/09/10	GBP	1,000	1,912,091
Invensys Plc Term Loan A, 5.128%, 12/15/10	USD	1,000	953,333
Lincoln Industrial Second Lien Term Loan, 8.46%, 12/18/14		1,500	1,350,000
NACCO Materials Handling Group Term Loan B, 4.704%—6.74%, 3/21/13		491	432,300
Navistar International Transportation Corp. Revolving Credit, 5.903%—6.501%, 6/30/12		1,000	928,354
Navistar International Transportation Corp. Term Loan, 6.501%, 6/30/12		2,750	2,554,063
OshKosh Truck Corp. Term Loan B, 4.76%, 11/30/13		2,469	2,360,399
Standard Steel:
Delay Draw Term Loan, 5.39%—6.75%, 6/21/12		82	71,956
First Lien Term Loan, 5.20%, 6/21/12		410	356,156
Wastequip:
Delay Draw Term Loan, 4.946%, 1/17/13		289	236,636
Term Loan B, 4.946%, 1/17/13		686	562,010

			15,261,531

Marine—0.4%
Dockwise Shipping BV Term Loan:
B, 5.071%—5.571%, 4/26/15		1,489	1,339,883
C, 5.071%—5.571%, 4/26/16		1,489	1,339,883

			2,679,766

Media—16.2%
Acosta, Inc. Term Loan, 5.12%, 2/28/14		983	932,147
Affinion Group, Inc. Term Loan:
9.267%, 1/31/12		500	400,000
9.267%, 3/01/12		500	400,000
Alix Partners Term Loan B, 4.71%, 10/30/13		1,446	1,402,658
Atlantic Broadband Finance Term Loan B, 4.95%, 2/27/14		983	912,323
CMP Susquehanna Corp. Term Loan B, 4.757%—4.925%, 6/07/13		710	551,503
Cablevision Systems Corp. Term Loan B, 4.477%, 3/23/13		3,920	3,771,777
Catalina Marketing Group Term Loan, 5.696%, 10/01/14		3,988	3,741,597
Cequel Communications LLC Term Loan B, 4.728%—6.25%, 11/05/13		7,435	6,756,556
Charter Communications, Inc. Term Loan B, 4.90%, 11/23/37		5,985	5,281,140

Floating Rate Loan Interests		Par (000)	Value

Media (continued)
Choice Cable Second Lien Term Loan, 10.188%—10.25%, 1/28/12	USD	692	$567,692
Cinemark Term Loan, 4.46%—4.82%, 10/05/13		1,107	1,052,830
Clarke American Corp. Term Loan B, 5.196%—5.198%, 3/12/13		3,410	2,849,690
ClientLogic Holding Corp. Term Loan B, 5.106%—5.20%, 1/30/14		974	681,422
DIRECTV Holdings LLC Tranche B Term Loan, 4.204%, 4/13/13		1,303	1,280,085
Dex Media West LLC Term Loan B, 4.18%, 3/09/10		611	596,066
Dex Media West LLC Term Loan B-1, 1.50%—4.59%, 3/09/10		2,429	2,361,795
Discovery Communications Term Loan B, 4.696%, 5/15/13		1,491	1,441,846
Education Media and Publishing Second Lien Term Loan, 12.401%, 11/14/14		8,597	7,049,284
Formula One Group:
Second Lien Term Loan, 7.093%, 7/05/14		643	541,072
Term Loan B:
7.093%, 12/31/13		1,000	925,833
7.093%, 1/05/14		857	793,571
GateHouse Media Operating, Inc.:
Delay Draw Term Loan, 4.72%—5.09%, 9/15/14		592	394,938
Term Loan B, 5.09%, 9/15/14		1,000	667,500
Gray Communications Systems, Inc. First Lien Delay Draw Term Loan, 4.19%, 9/18/14		1,995	1,725,675
HIT Entertainment Ltd.:
First Lien Term Loan, 5.07%, 8/31/12		366	329,415
Second Lien Term Loan, 8.60%, 2/24/13		1,000	820,000
Hanley-Wood LLC Term Loan B, 4.959%—4.96%, 3/07/14		1,493	1,115,644
Idearc, Inc. Term Loan B, 4.70%—4.712%, 11/15/14		3,955	3,255,413
Insight Midwest Holdings LLC Term Loan B, 4.69%, 4/06/14		3,550	3,366,160
Intelsat Ltd. Term Loan B, 5.20%, 1/31/14		1,000	995,750
Knology, Inc. First Lien Term Loan, 4.934%, 5/11/10		496	451,588
Mediacom Communications Term Loan D, 4.46%—4.65%, 1/31/15		1,975	1,787,375
Mediacom LLC Term Loan C, 4.35%—4.65%, 1/31/15		1,950	1,748,781
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 5.946%, 4/30/11		4,900	3,897,034
Multicultural Radio Broadcasting Inc. Term Loan, 5.75%, 12/15/12		355	330,150
NTL Cable Plc:
Second Lien Term Loan, 8.267%, 7/17/13	GBP	2,000	3,547,143
Term Loan, 7.657%, 11/19/37	GBP	1,340	2,473,088
Term Loan B, 4.937%, 1/10/13	USD	406	371,688
National Cinemedia LLC Term Loan B, 4.62%, 2/28/15	USD	1,000	928,214
New Vision Television Term Loan B, 6.08%, 10/21/13		828	720,106
New Vision Term Loan B, 6.08%, 10/21/13		170	147,714
New Wave Communications:
Delay Draw Term Loan, 6.204%—8%, 6/30/13		237	220,410
Term Loan B, 6.204%, 6/30/13		933	868,039
Nexstar Broadcasting Group Term Loan B:
4.446%, 10/01/12		1,897	1,736,000
4.454%, 10/01/12		1,796	1,643,443
Nielsen Finance LLC Term Loan B, 5.346%, 8/15/13		3,447	3,256,464
PanAmSat Corp.:
Term Loan B, 5.184%, 1/03/14		989	935,410
Term Loan B2, 5.184%, 1/03/14		988	935,691
Term Loan B2C, 5.184%, 1/03/14		988	935,410
Penton Media Term Loan:
4.954%, 2/15/13		1,113	842,273
7.704%, 2/15/14		1,000	700,000

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Media (concluded)
ProSiebenSat 1 Media AG:
Mezzanine Term Loan, 7.02%, 6/28/17	EUR	433	$349,975
Second Lien Term Loan, 6.77%—8.145%, 12/28/16		1,433	1,200,333
Term Loan B, 7.02%, 6/30/16		67	74,752
Term Loan B, 6.77%, 6/30/15		67	84,954
RCN Corp. Term Loan B, 5%, 5/25/14	USD	993	856,031
RH Donnelley, Inc. Term Loan D-2, 4.10%—4.75%, 8/30/11		2,589	2,449,132
San Juan Cable First Lien Term Loan, 9.47%, 10/26/12		1,687	1,416,003
United Pan Europe Communications:
Term Loan M, 6.361%, 11/19/37	EUR	1,413	1,999,055
Term Loan N, 4.553%, 12/31/14	USD	3,500	3,276,875
Term Loan N, 4.553%, 12/31/14		500	468,125
Univision Communications, Inc. First Lien Term Loan, 5.375%—5.494%, 9/30/14		2,280	1,915,212
Yell Group Plc Term Loan B:
6.379%, 4/30/11	EUR	1,500	2,092,065
4.704%, 8/09/13	USD	1,000	882,143

			102,502,058

Metals & Mining—0.1%
Compass Minerals Group, Inc. Term Loan, 4.21%—6.59%, 12/22/12		783	754,128

Multi-Utilities—0.6%
Coleto Creek:
Letter of Credit, 5.446%, 7/31/13		127	112,611
Term Loan B, 5.446%—5.454%, 7/31/13		1,812	1,601,890
MACH Gen LLC:
Letter of Credit, 4.45%, 2/22/14		70	67,910
Term Loan, 5.10%, 2/22/14		670	647,285
NE Energy:
Letter of Credit, 5.25%, 10/03/13		159	140,800
Term Loan B, 5.04%, 10/31/13		1,291	1,146,123

			3,716,619

Multiline Retail—0.3%
Neiman Marcus Group, Inc. Term Loan, 4.758%, 4/06/13		1,940	1,848,538

Oil, Gas & Consumable Fuels—0.7%
Big West Oil & Gas:
Delay Draw Term Loan, 4.966%, 5/15/14		125	117,031
Term Loan B, 5%, 5/15/14		442	414,291
CR Gas Storage:
Bridge Loan, 4.55%, 5/08/11		32	30,286
Delay Draw Term Loan, 4.60%, 5/08/13		51	48,844
Term Loan, 4.534%, 5/08/13		457	437,204
Term Loan B, 4.589%, 5/08/13		75	72,232
Coffeyville Resources LLC:
Letter of Credit, 5.948%, 12/21/13		243	227,128
Term Loan D, 5.448%—7.00%, 12/28/13		790	737,045
Drummond Oil Term Loan B, 4%, 2/15/12		1,500	1,470,000
SandRidge Energy, Inc.:
Term Loan, 8.625%, 3/01/15
Term Loan B, 6.323%, 3/01/14
Western Refining Co. LP Term Loan B, 4.994%, 5/30/14		922	815,622

			4,369,683

Paper & Forest Products—2.3%
Appleton Papers, Inc. Term Loan B, 4.45%—6.29%, 6/05/14		993	911,446
Boise Cascade Holdings LLC Second Lien Term Loan, 7.50%, 2/05/15		1,250	1,253,385
Cenveo, Inc. Delay Draw Term Loan, 4.349%, 9/07/13		31	28,359
Cenveo, Inc. Term Loan C, 4.349%, 9/07/13		918	853,367
Georgia-Pacific Corp. First Lien Term Loan B, 4.446%—4.835%, 2/14/13		2,426	2,323,848

Floating Rate Loan Interests		Par (000)	Value

Paper & Forest Products (concluded)
Georgia-Pacific Corp.:
Term Loan B, 4.447%—4.835%, 11/22/12	USD	3,500	$3,352,710
Term Loan B2, 4.447%—4.74%, 3/08/13		2,494	2,388,760
NewPage Corp. Tem Loan B, 6.313%, 12/07/14		1,995	1,980,315
Verso Paper Holdings LLC Term Loan B, 9.489%, 2/01/13		1,250	1,161,459

			14,253,649

Personal Products—0.4%
American Safety Razor Co. Second Lien Term Loan, 8.89%—9.14%, 1/25/14		750	660,000
Bare Escentuals Beauty, Inc. First Lien Term Loan, 4.97%, 2/18/12		345	332,962
Prestige Brands Term Loan B1, 5.163%—6.967%, 10/06/10		1,205	1,159,982

			2,152,944

Pharmaceuticals—0.7%
Pharmaceutical Technologies & Services (PTS) Term Loan, 4.946%, 4/15/14		1488	1,317,544
Warner Chilcott Term:
Loan B, 4.696%—5.112%, 1/18/12		2,174	2,081,749
Loan C, 4.696%—4.884%, 1/30/13		826	791,290

			4,190,583

Real Estate Management & Development—1.1%
Enclave Term Loan B, 6.14%, 3/01/12		3,000	2,643,009
Georgian Towers Term Loan, 6.14%, 3/01/12		3,000	2,580,894
Pivotal Promontory Second Lien Term Loan, 11.5%, 8/11/11 (g)(k)		750	187,500
Realogy Corp. Term Loan B, 5.722%, 9/22/14		1,489	1,268,229
Yellowstone Club Term Loan B, 5.079%, 10/15/10		409	332,242

			7,011,874

Road & Rail—0.4%
Rail America, Inc. Term Loan, 5.32%, 10/15/08		1,750	1,688,750
Swift Transportation Co., Inc. Term Loan B, 6.50%, 5/15/14		927	683,860

			2,372,610

Semiconductors & Semiconductor Equipment—0.1%
Marvell Technology Group Term Loan B, 5.196%, 11/08/09		984	945,000

Software—0.2%
Bankruptcy Management Solutions, Inc. First Lien Term Loan, 6.87%, 7/06/12		985	898,813
CCC Information Services, Inc. Term Loan B, 4.91%, 2/10/13		414	399,045

			1,297,858

Specialty Retail—1.5%
ADESA, Inc. Term Loan B, 4.95%, 10/30/13		1,740	1,646,549
Burlington Coat Factory Warehouse Corp. Term Loan B, 5.34%, 4/15/13		586	490,809
Claire’s Stores Term Loan B, 5.613%—5.446%, 5/24/14		1,238	984,040
Eye Care Centers of America, Inc. Term Loan, 5.20%—5.56%, 3/01/12		658	605,724
Orchard Supply Hardware Term Loan B, 5.166%%, 12/21/13		1,500	1,050,000
Petco Animal Supplies, Inc. Term Loan B, 4.946%—5.494%, 3/22/13		395	357,080
Rent-A-Center Term Loan B, 4.47%—6.58%, 6/30/12		854	796,288
Sally Beauty Co., Inc. Term Loan B, 5.60%, 11/16/13		1,746	1,659,537
Sensata Technologies Term Loan B, 5.056%, 4/27/13		1,935	1,757,094

			9,347,121

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	51

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Textiles, Apparel & Luxury Goods—0.5%
David’s Bridal, Inc. Term Loan B, 4.696%, 1/30/14	USD	990	$851,400
Hanesbrands, Inc. First Lien Term Loan, 4.424%—4.657%, 10/15/13		1,000	979,063
Renfro Corp. Term Loan B, 5.95%—6.34%, 10/05/13		493	394,741
St. John Knits, Inc. Term Loan B, 5.895%, 8/24/13		660	600,769
Warnaco, Inc. Term Loan, 4.079%—5.871%, 1/31/13		297	276,029

			3,102,002

Trading Companies & Distributors—0.2%
Beacon Sales Co. Term Loan B, 4.688%—5.085%, 10/31/13		1,231	991,156
United Rentals, Inc. Term Loan, 5.10%, 2/14/11		465	451,730

			1,442,886

Wireless Telecommunication Services—0.7%
Cellular South Term Loan B, 4.178%—5.75%, 5/16/14		1,489	1,399,660
Centennial Cellular Operating Co. Term Loan, 4.696%—5.085%, 2/09/11		800	777,666
NG Wireless First Lien Term Loan, 5.446%—5.454%, 11/12/37		610	579,144
NTELOS Inc. Term Loan B, 4.96%—5.27%, 8/14/11		1,691	1,644,630

			4,401,100

Total Floating Rate Loan Interests—65.5%			415,435,177

U.S. Government and Agency Obligations

Federal National Mortgage Association, 7.25%, 1/15/10 (d)		17,000	18,233,656
U.S. Treasury Notes, 3.375%, 12/15/08 (d)		17,000	17,184,603
U.S. Treasury Notes, 3.375%, 9/15/09 (d)		3,425	3,484,403
U.S. Treasury Notes, 3.875%, 5/15/09 (d)		6,000	6,116,718
U.S. Treasury Notes, 4.25%, 8/15/15 (d)		1,815	1,911,280

Total U.S. Government and Agency Obligations—7.4%			46,930,660

Common Stocks	Shares

Capital Markets—0.1%
E*Trade Financial Corp. (k)	121,011	481,624

Total Common Stocks—0.1%		481,624

Preferred Stocks	Shares	Value

Capital Markets—0.0%
Marsico Parent Superholdco, LLC, 16.75% (c)(e)	177	$157,530

Electrical Equipment—0.0%
Superior Essex Holding Corp. Series A, 9.50%	125,000	93,750

Total Preferred Stocks—0.0%		251,280

Warrants (l)

Electric Utilities—0.0%
Reliant Resources (expires 10/25/08)	1,839	29,424

Machinery—0.0%
Synventive Molding Solutions (expires 1/15/13)	1	0

Total Warrants—0.0%		29,424

Other Interests (m)	Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	$7,579	2,547

Household Durables—0.0%
Berkline Benchcraft Equity LLC	3,155	0

Total Other Interests—0.0%		2,547

Total Long-Term Investments (Cost—$937,883,698)—138.8%		880,849,279

Short-Term Securities

U.S. Government Agency Obligation—0.4%
Federal Home Loan Bank, 1.75%, 5/01/08	2,400	2,400,000

Total Short-Term Securities (Cost—$2,400,000)—0.4%		2,400,000

Options Purchased	Contracts

Call Options Purchased
Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86	46	79,350

Total Options Purchased (Cost—$44,978)—0.0%		79,350

Total Investments (Cost—$940,328,676*)—139.2%		883,328,629
Liabilities in Excess of Other Assets—(39.2%)		(248,894,523)

Net Assets—100.0%		$634,434,106

*	The cost and unrealized appreciation (depreciation) of investments as April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$940,456,206

Gross unrealized appreciation	$7,233,086
Gross unrealized depreciation	(64,360,663)

Net unrealized depreciation	$(57,127,577)

(a)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

(d)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. Reverse repurchase agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Lehman Brothers Inc.	0.8%	3/24/08	TBD	$17,418,060	$17,403,750
Lehman Brothers Inc.	0.62%	3/27/08	TBD	$6,186,527	$6,182,800
Lehman Brothers Inc.	0.68%	3/27/08	TBD	$3,517,230	$3,514,906
Lehman Brothers Inc.	0.24%	3/27/08	TBD	$1,978,812	$1,978,350
Credit Suisse Securities LLC	3.1%	3/27/08	TBD	$5,294,459	$5,280,000
Credit Suisse Securities LLC	3.4%	3/27/08	TBD	$2,192,779	$2,185,760
Credit Suisse Securities LLC	3.4%	3/27/08	TBD	$5,417,340	$5,400,000
Credit Suisse Securities LLC	3.4%	3/27/08	TBD	$1,474,420	$1,469,700
Credit Suisse Securities LLC	3.4%	3/27/08	TBD	$2,853,497	$2,844,364
Credit Suisse Securities LLC	3.4%	3/27/08	TBD	$2,096,917	$2,090,205
Credit Suisse Securities LLC	3.1%	3/27/08	TBD	$2,220,482	$2,214,000
Credit Suisse Securities LLC	3.1%	3/27/08	TBD	$7,350,458	$7,329,000
Credit Suisse Securities LLC	3.1%	3/27/08	TBD	$4,328,486	$4,315,850
Lehman Brothers Inc.	2.5%	3/31/08	TBD	$18,760,025	$18,721,250
Lehman Brothers International	3.0%	4/17/08	TBD	$4,487,982	$4,483,125
Lehman Brothers International	3.0%	4/17/08	TBD	$2,192,998	$2,190,625
Lehman Brothers International	3.75%	4/21/08	TBD	$1,838,531	$1,837,000
Lehman Brothers International	3.75%	4/21/08	TBD	$2,690,090	$2,687,850
Lehman Brothers International	3.75%	4/21/08	TBD	$2,017,680	$2,016,000
Lehman Brothers International	3.75%	4/21/08	TBD	$3,213,926	$3,211,250
Lehman Brothers International	3.75%	4/21/08	TBD	$3,828,188	$3,825,000
Lehman Brothers International	3.75%	4/21/08	TBD	$540,450	$540,000
Lehman Brothers International	1.0%	4/21/08	TBD	$1,715,894	$1,715,512
Lehman Brothers International	1.0%	4/21/08	TBD	$1,115,311	$1,115,062
Lehman Brothers International	3.75%	4/21/08	TBD	$1,231,025	$1,230,000
Lehman Brothers International	3.75%	4/21/08	TBD	$3,621,490	$3,618,475
Lehman Brothers International	3.75%	4/21/08	TBD	$3,135,549	$3,132,938

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Lehman Brothers International	3.75%	4/21/08	TBD	$1,345,120	$1,344,000
Lehman Brothers International	3.75%	4/21/08	TBD	$4,875,059	$4,871,000
Lehman Brothers International	3.75%	4/21/08	TBD	$5,284,850	$5,280,450
Lehman Brothers International	3.75%	4/21/08	TBD	$4,097,161	$4,093,750
Lehman Brothers International	0.75%	4/21/08	TBD	$788,419	$788,288
Lehman Brothers International	3.75%	4/21/08	TBD	$2,518,597	$2,516,500
Lehman Brothers International	3.00%	4/21/08	TBD	$313,709	$313,500

Total				$131,941,521	$131,740,260

(e)	Illiquid security.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	Issuer filed for bankruptcy or is in default of interest payments.
(h)	All or a portion of security held as collateral in connection with financial futures contracts.
(i)	Convertible security.
(j)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(k)	Non-income producing security.
(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are income producing.

•	Swaps outstanding as of April 30, 2008 were as follows:

		Notional Amount (000)	Unrealized Appreciation

Sold credit default protection LCDX Index receive 5.25% Broker, UBS Securities Expires June 2013	EUR	3,000	$46,494

•	Financial futures contracts purchased as of April 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

71	5-Year U.S. Treasury Bond	June 2008	$8,101,533	$(150,642)

•	Forward foreign exchange contracts as of April 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	30,592,393	EUR	19,442,550	July 2008	$353,537
USD	10,592,250	GBP	5,429,000	July 2008	$(136,626)

Total Appreciation—Net					$216,911

•	Currency Abbreviations:
	EUR	Euro
	GBP	British Pound
	USD	U.S. Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	53

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Preferred and Equity Advantage Trust (BTZ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—0.7%
General Dynamics Corp.	5,200	$470,184
Honeywell International, Inc.	11,000	653,400
Lockheed Martin Corp.	24,700	2,619,188
Northrop Grumman Corp.	33,200	2,442,524

		6,185,296

Air Freight & Logistics—0.6%
United Parcel Service, Inc. Class B	80,500	5,829,005

Auto Components—0.1%
Johnson Controls, Inc.	22,300	786,298

Automobiles—0.2%
General Motors Corp.	97,600	2,264,320

Beverages—1.0%
Anheuser-Busch Cos., Inc.	29,800	1,466,160
The Coca-Cola Co.	101,000	5,945,870
PepsiCo, Inc.	32,500	2,227,225

		9,639,255

Biotechnology—0.8%
Amgen, Inc. (a)	63,000	2,637,810
Biogen Idec, Inc. (a)	14,900	904,281
Celgene Corp. (a)	13,600	845,104
Genzyme Corp. (a)	9,800	689,430
Gilead Sciences, Inc. (a)	42,300	2,189,448

		7,266,073

Capital Markets—0.6%
The Goldman Sachs Group, Inc.	22,940	4,390,028
Lehman Brothers Holdings, Inc.	16,200	716,688
Morgan Stanley	17,700	860,220

		5,966,936

Chemicals—0.8%
Air Products & Chemicals, Inc.	5,900	580,737
The Dow Chemical Co.	61,100	2,453,165
E.I. du Pont de Nemours & Co.	60,000	2,934,600
PPG Industries, Inc.	16,700	1,024,879

		6,993,381

Commercial Banks—2.2%
Regions Financial Corp.	131,300	2,878,096
SunTrust Banks, Inc.	69,800	3,891,350
U.S. Bancorp	152,300	5,161,447
Wachovia Corp.	178,800	5,212,020
Wells Fargo & Co.	117,300	3,489,675

		20,632,588

Commercial Services & Supplies—0.3%
Waste Management, Inc.	80,700	2,913,270

Communications Equipment—1.5%
Ciena Corp. (a)	21,000	710,010
Cisco Systems, Inc. (a)	160,500	4,115,220
Corning, Inc.	52,000	1,388,920
Motorola, Inc.	234,100	2,331,636
QUALCOMM, Inc.	119,200	5,148,248

		13,694,034

Computers & Peripherals—1.8%
Apple, Inc. (a)	45,000	7,827,750
Dell, Inc. (a)	79,700	1,484,811
EMC Corp. (a)	67,500	1,039,500
Hewlett-Packard Co.	44,600	2,067,210
International Business Machines Corp.	25,800	3,114,060
SanDisk Corp. (a)	43,100	1,167,579

		16,700,910

Consumer Finance—0.1%
Discover Financial Services, Inc.	27,050	492,580

Common Stocks	Shares	Value

Diversified Financial Services—2.1%
Bank of America Corp.	163,100	$6,122,774
CME Group, Inc.	4,844	2,215,888
Citigroup, Inc.	74,100	1,872,507
IntercontinentalExchange, Inc. (a)	17,300	2,684,095
JPMorgan Chase & Co.	130,200	6,204,030

		19,099,294

Diversified Telecommunication Services—1.6%
AT&T Inc.	192,487	7,451,172
Embarq Corp.	18,900	785,673
FairPoint Communications, Inc.	1	7
Verizon Communications, Inc.	96,500	3,713,320
Windstream Corp.	280,800	3,296,592

		15,246,764

Electric Utilities—0.3%
American Electric Power Co., Inc.	13,000	580,190
FPL Group, Inc.	10,000	662,900
FirstEnergy Corp.	8,200	620,248

		1,863,338

Electrical Equipment—0.5%
Emerson Electric Co.	53,600	2,801,136
Rockwell Automation, Inc.	33,100	1,795,013

		4,596,149

Electronic Equipment & Instruments—0.1%
Tyco Electronics Ltd.	31,300	1,170,933

Energy Equipment & Services—1.3%
Baker Hughes, Inc.	10,300	833,064
National Oilwell Varco, Inc. (a)	42,800	2,929,660
Schlumberger Ltd.	17,900	1,799,845
Smith International, Inc.	42,918	3,283,656
Transocean, Inc.	18,663	2,752,046

		11,598,271

Food & Staples Retailing—1.5%
SYSCO Corp.	131,800	4,029,126
Wal-Mart Stores, Inc.	140,300	8,134,594
Walgreen Co.	38,200	1,331,270

		13,494,990

Food Products—0.4%
Kraft Foods, Inc.	54,946	1,737,942
Sara Lee Corp.	135,000	1,958,850

		3,696,792

Health Care Equipment & Supplies—0.6%
Baxter International, Inc.	11,500	716,680
Becton Dickinson & Co.	23,900	2,136,660
Boston Scientific Corp. (a)	35,500	473,215
Covidien Ltd.	31,300	1,461,397
Zimmer Holdings, Inc. (a)	13,600	1,008,576

		5,796,528

Health Care Providers & Services—0.7%
Aetna, Inc.	14,300	623,480
Express Scripts, Inc. (a)	23,600	1,652,472
Medco Health Solutions, Inc. (a)	26,000	1,288,040
UnitedHealth Group, Inc.	45,700	1,491,191
WellPoint, Inc. (a)	26,700	1,328,325

		6,383,508

Hotels, Restaurants & Leisure—0.8%
Carnival Corp.	34,600	1,389,882
McDonald’s Corp.	96,400	5,743,512

		7,133,394

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Durables—0.7%
Fortune Brands, Inc.	22,400	$1,514,688
The Stanley Works	61,900	2,986,056
Whirlpool Corp.	30,600	2,227,068

		6,727,812

Household Products—0.8%
The Procter & Gamble Co.	104,600	7,013,430

IT Services—0.3%
Automatic Data Processing, Inc.	40,200	1,776,840
Cognizant Technology Solutions Corp. (a)	19,900	641,775

		2,418,615

Industrial Conglomerates—2.1%
3M Co.	64,100	4,929,290
General Electric Co.	418,900	13,698,030
Textron, Inc.	13,600	829,736

		19,457,056

Insurance—1.4%
The Allstate Corp.	22,400	1,128,064
American International Group, Inc. (f)	34,900	1,612,380
Hartford Financial Services Group, Inc.	20,600	1,468,162
Lincoln National Corp.	43,600	2,343,936
Marsh & McLennan Cos., Inc.	77,600	2,140,984
The Travelers Cos., Inc.	85,600	4,314,240

		13,007,766

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)	21,900	1,721,997

Internet Software & Services—0.7%
eBay, Inc. (a)	89,400	2,797,326
Google, Inc. Class A (a)	7,010	4,025,773

		6,823,099

Leisure Equipment & Products—0.3%
Eastman Kodak Co.	65,000	1,162,850
Mattel, Inc.	92,700	1,738,125

		2,900,975

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc. (a)	15,700	908,559

Machinery—0.8%
Caterpillar, Inc.	43,200	3,537,216
Cummins, Inc.	36,600	2,292,990
Deere & Co.	17,000	1,429,190

		7,259,396

Media—0.3%
CBS Corp. Class B	87,200	2,011,704
The DIRECTV Group, Inc. (a)	45,600	1,123,584

		3,135,288

Metals & Mining—0.6%
Alcoa, Inc.	30,900	1,074,702
Allegheny Technologies, Inc.	22,500	1,548,675
Freeport-McMoRan Copper & Gold, Inc. Class B	26,500	3,014,375

		5,637,752

Multi-Utilities—1.4%
Ameren Corp.	8,800	399,168
Consolidated Edison, Inc.	42,200	1,755,520
Dominion Resources, Inc.	13,200	572,748
Public Service Enterprise Group, Inc.	79,800	3,504,018
TECO Energy, Inc.	199,000	3,185,990
Xcel Energy, Inc.	166,500	3,463,200

		12,880,644

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels—5.1%
Anadarko Petroleum Corp.	30,400	$2,023,424
Apache Corp.	11,100	1,494,948
Chevron Corp.	107,300	10,316,895
ConocoPhillips	53,900	4,643,485
Devon Energy Corp.	10,800	1,224,720
EOG Resources, Inc.	4,500	587,160
Exxon Mobil Corp.	166,800	15,524,076
Hess Corp.	27,500	2,920,500
Spectra Energy Corp.	153,400	3,788,980
Valero Energy Corp.	20,400	996,540
XTO Energy, Inc.	65,500	4,051,830

		47,572,558

Paper & Forest Products—0.4%
International Paper Co.	67,600	1,769,092
MeadWestvaco Corp.	24,300	639,090
Weyerhaeuser Co.	26,400	1,686,432

		4,094,614

Pharmaceuticals—3.2%
Abbott Laboratories	30,900	1,629,975
Bristol-Myers Squibb Co.	145,100	3,187,847
Eli Lilly & Co.	62,500	3,008,750
Johnson & Johnson	115,900	7,775,731
Merck & Co., Inc.	123,600	4,701,744
Pfizer, Inc. (f)	372,700	7,494,997
Schering-Plough Corp.	78,300	1,441,503
Wyeth	14,600	649,262

		29,889,809

Real Estate Investment Trusts (REITs)—0.6%
Equity Residential	9,500	394,440
Plum Creek Timber Co., Inc.	63,300	2,585,172
Vornado Realty Trust	25,700	2,392,413

		5,372,025

Semiconductors & Semiconductor Equipment—1.5%
Applied Materials, Inc.	31,800	593,388
Intel Corp.	201,500	4,485,390
Linear Technology Corp.	53,300	1,863,368
Microchip Technology, Inc.	57,200	2,102,100
National Semiconductor Corp.	57,600	1,174,464
Nvidia Corp. (a)	112,150	2,304,682
Texas Instruments, Inc.	31,200	909,792

		13,433,184

Software—1.5%
Autodesk, Inc. (a)	67,800	2,576,400
Electronic Arts, Inc. (a)	18,300	941,901
Microsoft Corp.	276,600	7,888,632
Oracle Corp. (a)	126,700	2,641,695

		14,048,628

Specialty Retail—0.6%
Home Depot, Inc.	81,300	2,341,440
Staples, Inc.	153,100	3,322,270

		5,663,710

Textiles, Apparel & Luxury Goods—0.4%
VF Corp.	44,100	3,280,158

Thrifts & Mortgage Finance—0.6%
Fannie Mae	67,000	1,896,100
Freddie Mac	22,100	550,511
Washington Mutual, Inc.	220,300	2,707,487

		5,154,098

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	55

Schedule of Investments (continued)	BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Tobacco—0.8%
Philip Morris International, Inc. (a)	20,500	$1,046,115
Reynolds American, Inc.	59,400	3,198,690
UST, Inc.	64,500	3,358,515

		7,603,320

Wireless Telecommunication Services—0.1%
Sprint Nextel Corp.	154,800	1,236,852

Total Common Stocks—45.1%		416,685,252

Exchange-Traded Funds

UltraShort Financials ProShares	181,000	18,328,060

Total Exchange-Traded Funds—2.0%		18,328,060

Capital Trusts	Par (000)

Capital Markets—2.8%
Credit Suisse Guernsey Ltd. Series 1, 3.366% (b)(c)	$4,400	3,518,548
State Street Capital Trust III, 8.25% (b)(c)	3,100	3,089,501
State Street Capital Trust IV, 3.80%, 6/01/67 (c)	25,245	19,170,270

		25,778,319

Commercial Banks—5.2%
Abbey National Capital Trust I, 8.963% (b)(c)	2,375	2,537,733
BB&T Capital Trust IV, 6.82%, 6/12/77 (c)	15,300	13,455,738
Barclays Bank Plc, 5.926% (b)(c)(d)	3,500	2,955,197
HSBC Capital Funding LP/Jersey Channel Islands, 10.176% (b)(c)(d)	7,000	8,669,178
Huntington Capital III, 6.65%, 5/15/37 (c)	3,250	2,349,643
Regions Financing Trust II, 6.625%, 5/15/47 (c)	4,445	3,112,945
Wachovia Corp. Series K, 7.98% (b)(c)	15,700	15,446,288

		48,526,722

Diversified Financial Services—4.5%
Bank of America Corp. Series M, 8.125% (b)(c)	11,900	12,161,562
Citigroup, Inc., 8.40% (b)(c)	18,250	18,470,460
JPMorgan Chase Capital XXIII, 3.676%, 5/15/77 (c)	13,800	10,556,627

		41,188,649

Insurance—4.8%
AON Corp., 8.205%, 1/01/27	18,273	17,232,572
Ace Capital Trust II, 9.70%, 4/01/30	17,000	19,608,939
Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (c)(d)	10,000	7,190,600

		44,032,111

Thrifts & Mortgage Finance—0.2%
Webster Capital Trust IV, 7.65%, 6/15/37 (c)	3,225	2,363,632

Total Capital Trusts—17.5%		161,889,433

Preferred Stocks	Shares

Commercial Banks—3.5%
Royal Bank of Scotland Group Plc Series L, 5.75%	67,200	1,332,576
Santander Finance Preferred SA Unipersonal:
6.50%	322,000	6,832,454
6.80%	628,000	13,973,000
Wachovia Corp. Series J, 8%	403,200	10,144,512

		32,282,542

Preferred Stocks	Shares	Value

Diversified Financial Services—3.3%
Citigroup, Inc.:
Series AA, 8.125%	390,000	$9,886,500
Series T, 6.50% (e)	180,000	9,387,000
Cobank ACB, 7% (d)	150,000	6,759,900
ING Groep NV, 6.125%	200,000	4,190,000

		30,223,400

Electric Utilities—3.2%
Alabama Power Co., 6.50%	100,000	2,475,000
Entergy Louisiana LLC, 6.95%	40,000	4,226,400
Interstate Power & Light Co. Series B, 8.375%	785,000	23,000,500

		29,701,900

Insurance—8.3%
ACE Ltd. Series C, 7.80%	380,000	9,386,000
Aegon NV, 6.50%	400,000	8,552,000
Arch Capital Group Ltd.:
Series A, 8%	100,000	2,475,000
Series B, 7.875%	160,000	3,936,000
Aspen Insurance Holdings Ltd., 7.401% (c)	655,000	14,311,750
Axis Capital Holdings Ltd. Series B, 7.50% (c)	180,000	17,313,750
Endurance Specialty Holdings Ltd. Series A, 7.75%	369,000	8,726,850
PartnerRe Ltd. Series C, 6.75%	265,600	5,856,480
RenaissanceRe Holding Ltd. Series D, 6.60%	285,000	6,084,750

		76,642,580

Real Estate Investment Trusts (REITs)—1.6%
BRE Properties, Inc. Series D, 6.75%	30,000	648,600
iStar Financial, Inc. Series I, 7.50%	55,000	870,100
Public Storage Series F, 6.45%	30,000	633,000
Sovereign Real Estate Investment Corp., 12% (d)	13,000	13,000,000

		15,151,700

Thrifts & Mortgage Finance—2.4%
Fannie Mae:
8.25%	200,000	5,008,000
Series R, 7.625%	65,000	1,644,500
Freddie Mac:
Series Q, 3.85% (c)	185,000	5,642,500
Series Z, 8.375%	180,000	4,608,000
Roslyn Real Estate Asset Corp. Series D, 8.88% (c)	50	5,020,312

		21,923,312

Wireless Telecommunication Services—1.1%
Centaur Funding Corp., 9.08% (d)	10,000	10,043,750

Total Preferred Stocks—23.4%		215,969,184

Trust Preferreds	Par (000)

Commercial Banks—1.3%
Citizens Funding Trust I, 7.50%, 9/15/66	$5,250	3,418,951
KeyCorp Capital IX, 6.75%, 12/15/66	10,260	8,332,617

		11,751,568

Electric Utilities—0.8%
PPL Energy Supply LLC, 7%, 7/15/46	7,200	7,199,391

Insurance—0.4%
W.R. Berkley Capital Trust II, 6.75%, 7/26/45	4,268	3,786,031

Media—1.9%
Comcast Corp., 6.625%, 5/15/56	19,500	17,390,412

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

	Par
Trust Preferreds	(000)	Value

Oil, Gas & Consumable Fuels—0.3%
Nexen, Inc., 7.35%, 11/01/43	$3,000	$2,905,587

Thrifts & Mortgage Finance—0.2%
Countrywide Financial Corp., 6.75%, 4/01/33	3,250	2,401,026

Total Trust Preferreds—4.9%		45,434,015

Total Preferred Securities—45.8%		423,292,632

Corporate Bonds

Building Products—0.3%
C8 Capital SPV Ltd., 6.64% (b)(c)(d)	3,160	2,936,525

Capital Markets—1.6%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	6,050	6,241,864
Credit Suisse Guernsey Ltd., 5.86% (b)(c)	7,000	5,924,870
Lehman Brothers Holdings, Inc.:
4.50%, 9/15/22 (c)	1,075	1,043,113
6.875%, 7/17/37	1,875	1,738,303

		14,948,150

Commercial Banks—20.8%
BNP Paribas, 7.195% (b)(c)(d)(f)	20,100	18,856,393
Bank of Ireland Capital Funding II, LP, 5.571% (b)(c)(d)	6,685	4,978,901
Bank of Ireland Capital Funding III, LP, 6.107% (b)(c)(d)	30,000	22,782,180
Barclays Bank Plc (b)(c)(d):
6.86%	11,500	10,353,967
7.70%	10,000	10,208,111
Commonwealth Bank of Australia, 6.024% (b)(c)(d)	20,000	17,036,380
Credit Agricole SA, 6.637% (b)(c)(d)	27,495	22,545,185
HBOS Plc, 6.657% (b)(c)(d)	25,000	18,435,000
Kazkommerts Finance 2 BV, 9.20% (b)(c)	1,000	740,000
Lloyds TSB Group Plc, 6.267% (b)(c)(d)	12,500	10,390,175
Mizuho Capital Investment 1 Ltd., 6.686% (b)(c)(d)	21,000	18,495,330
Royal Bank of Scotland Group Plc. (b)(c):
7.65%	3,130	2,644,512
Series MTN, 7.64%	6,100	5,741,716
SMFG Preferred Capital USD 1 Ltd., 6.078% (b)(c)(d)	10,000	8,911,900
Shinsei Finance II (Cayman) Ltd., 7.16% (b)(c)(d)	7,000	4,694,375
Societe Generale, 5.922% (b)(c)(d)	11,850	10,124,391
Standard Chartered Bank, 7.014% (b)(c)(d)	5,125	4,728,433

		191,666,949

Diversified Financial Services—5.5%
Bank of America Corp. Series K, 8% (b)(c)	22,130	22,514,575
C10 Capital SPV Ltd., 6.722% (b)(c)(d)	5,000	4,470,750
ING Groep NV, 5.775% (b)(c)	10,000	8,592,160
JPMorgan Chase Capital XXI Series U, 3.80%, 2/02/37 (c)	12,875	9,932,882
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	5,650	5,354,420
Stan IV Ltd., 7.137%, 7/20/11 (c)	283	268,850

		51,133,637

Electric Utilities—0.5%
PPL Capital Funding, 6.70%, 3/30/67 (c)	3,900	3,323,810

Gas Utilities—0.4%
Southern Union Co., 7.20%, 11/01/66 (c)	5,000	4,081,230

Insurance—18.7%
AXA SA, 6.463% (b)(c)(d)	12,000	9,937,320
The Allstate Corp. (c):
6.50%, 5/15/57	8,675	7,958,185
Series B, 6.125%, 5/15/67	8,725	8,103,928
American International Group, Inc., 6.25%, 3/15/87	10,225	9,015,280
Chubb Corp., 6.375%, 3/29/67 (c)	15,300	14,275,711
Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67 (c)	12,025	9,778,165
Liberty Mutual Group, Inc., 7%, 3/15/37 (c)(d)	11,600	10,693,298

	Par
Corporate Bonds	(000)	Value

Insurance (concluded)
Lincoln National Corp.(c):
6.05%, 4/20/67	$4,225	$3,629,596
7%, 5/17/66	3,750	3,455,535
Metlife, Inc., 6.40%, 12/15/66	4,550	4,095,173
Nationwide Life Global Funding I, 6.75%, 5/15/67	8,025	6,533,730
Progressive Corp., 6.70%, 6/15/37 (c)	19,675	17,594,133
QBE Capital Funding II LP, 6.797% (b)(c)(d)	7,105	6,103,096
Reinsurance Group of America, 6.75%, 12/15/65 (c)	15,000	11,904,660
Swiss Re Capital I LP, 6.854% (b)(c)(d)	27,475	24,930,897
The Travelers Cos., Inc., 6.25%, 3/15/67 (c)	9,000	7,877,268
White Mountains Re Group Ltd., 7.506% (b)(c)(d)	4,400	3,296,260
ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (c)(d)	2,050	1,879,358
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (c)(d)	13,220	11,645,789

		172,707,382

Metals & Mining—0.3%
Aleris International, Inc., 10%, 12/15/16	5,000	3,100,000

Multi-Utilities—0.2%
Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (c)	1,575	1,419,385

Oil, Gas & Consumable Fuels—2.0%
Conoco Funding Co., 6.35%, 10/15/11	4,800	5,128,690
Enterprise Products Operating LP, 8.375%, 8/01/66 (c)	4,500	4,479,021
Plains All American Pipeline LP, 6.50%, 5/01/18 (d)	2,515	2,525,724
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)	7,325	6,510,233

		18,643,668

Thrifts & Mortgage Finance—0.1%
Washington Mutual Preferred Funding Delaware, 6.534% (b)(c)(d)	2,300	1,322,662

Total Corporate Bonds—50.4%		465,283,398

Total Long-Term Investments (Cost—$1,470,098,027)—143.3%		1,323,589,342

Short-Term Securities	Shares

SSgA Money Market Fund, 2.568%, 12/31/30	66,663	66,662,976

Total Short-Term Securities (Cost—$66,662,976)—7.2%		66,662,976

Options Purchased	Contracts

Call Options Purchased
3M Co., expiring July 2008 at $85	80	3,800
AT&T Inc., expiring July 2008 at $37.5	500	121,500
Abbott Laboratories, expiring August 2008 at $52.5	30	8,325
Aetna, Inc.:
expiring July 2008 at $50	30	1,950
expiring July 2008 at $55	60	1,050
Amazon.Com, Inc., expiring July 2008 at $80	40	22,000
Anadarko Petroleum Corp., expiring August 2008 at $60	60	54,900
Apple, Inc., expiring July 2008 at $150	80	228,000
Autodesk, Inc., expiring July 2008 at $40	100	18,250
Bank of America Corp., expiring August 2008 at $45	150	4,200
Caterpillar, Inc., expiring June 2008 at $85	40	8,060
Chevron Corp., expiring June 2008 at $90	150	106,500
The Coca-Cola Co., expiring August 2008 at $62.5	90	9,000
ConocoPhillips, expiring August 2008 at $85	80	43,200
Corning, Inc., expiring August 2008 at $25	70	20,650
Cummins, Inc., expiring June 2008 at $50	90	120,600
Deere & Co., expiring June 2008 at $87.5	40	14,800
E.I. du Pont de Nemours & Co., expiring July 2008 at $50	80	14,000
eBay, Inc., expiring July 2008 at $30	120	32,940
Electronic Arts, Inc., expiring June 2008 at $50	40	13,800
Eli Lilly & Co., expiring July 2008 at $55	100	4,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	57

Schedule of Investments (continued)	BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Call Options Purchased (concluded)
Emerson Electric Co., expiring June 2008 at $55	200	$20,000
Express Scripts, Inc., expiring August 2008 at $65	40	34,600
Exxon Mobil Corp., expiring June 2008 at $90	170	86,275
Freeport-McMoRan Copper & Gold, Inc. Class B, expiring August 2008 at $95	40	94,400
Gilead Sciences, Inc., expiring August 2008 at $55	50	10,375
Goldman Sachs Group, Inc., expiring July 2008 at $175	60	141,150
Hess Corp., expiring August 2008 at $95	60	102,600
Hewlett-Packard Co., expiring August 2008 at $45	90	33,300
Intel Corp., expiring July 2008 at $20	425	117,725
International Business Machines Corp., expiring June 2008 at $125	50	9,500
JPMorgan Chase & Co., expiring June 2008 at $50	80	9,960
Johnson Controls, Inc., expiring July 2008 at $35	60	15,000
Lehman Brothers Holdings, Inc., expiring July 2008 at $60	50	1,125
Linear Technology Corp., expiring June 2008 at $35	80	10,000
McDonald’s Corp., expiring June 2008 at $60	70	10,675
MeadWestvaco Corp., expiring June 2008 at $30	50	875
Medco Health Solutions, Inc., expiring July 2008 at $45	50	30,500
Merck & Co., Inc., expiring July 2008 at $47.5	210	2,625
National Oilwell Varco, Inc., expiring August 2008 at $60	70	84,700
Nvidia Corp., expiring June 2008 at $25	170	6,375
Oracle Corp., expiring June 2008 at $21	130	10,725
Public Service Enterprise Group, Inc., expiring June 2008 at $45	50	5,500
QUALCOMM, Inc., expiring July 2008 at $42.5	170	47,260
Reynolds American, Inc., expiring August 2008 at $60	70	4,200
Rockwell Automation, Inc., expiring July 2008 at $60	90	10,125
Schlumberger Ltd., expiring August 2008 at $90	30	42,300
Smith International, Inc., expiring July 2008 at $62.5	100	154,500
Staples, Inc., expiring June 2008 at $22.5	190	16,150
Texas Instruments, Inc., expiring July 2008 at $30	65	7,053
Textron, Inc., expiring June 2008 at $60	20	6,600
The Travelers Cos., Inc., expiring July 2008 at $50	110	28,325
US Bancorp, expiring June 2008 at $35	160	11,600
UST, Inc., expiring July 2008 at $55	120	14,100
United Parcel Service, Inc. Class B, expiring July 2008 at $75	80	10,800
UnitedHealth Group, Inc., expiring June 2008 at $50	90	450
VF Corp., expiring August 2008 at $80	70	18,025
Valero Energy Corp., expiring June 2008 at $60	40	1,400
Verizon Communications, Inc.:
expiring July 2008 at $40	200	20,100
expiring July 2008 at $42.5	70	2,275
Viacom, Inc. Class B, expiring June 2008 at $45	80	1,000
Wal-Mart Stores, Inc., expiring June 2008 at $57.5	240	52,440
Waste Management, Inc., expiring July 2008 at $35	50	10,500
Wells Fargo & Co., expiring July 2008 at $35	70	1,925
XTO Energy, Inc.:
expiring June 2008 at $65	120	24,000
expiring August 2008 at $70	120	22,800

Total Options Purchased (Cost—$2,168,240)—0.3%		2,197,438

Total Investments Before Options Written
(Cost—$1,538,929,243*)—150.8%		1,392,449,756

Options Written

Call Options Written
AT&T Inc., expiring July 2008 at $40	1000	(109,000)
Abbott Laboratories, expiring August 2008 at $55	60	(9,750)

Options Written	Contracts	Value

Call Options Written (concluded)
Aetna, Inc., expiring July 2008 at $55	60	$(1,050)
Amazon.Com, Inc., expiring July 2008 at $90	40	(8,220)
Anadarko Petroleum Corp., expiring August 2008 at $65	120	(73,200)
Apple, Inc., expiring July 2008 at $170	160	(243,600)
Autodesk, Inc., expiring July 2008 at $45	200	(10,000)
Caterpillar, Inc., expiring June 2008 at $90	80	(5,800)
Chevron Corp., expiring June 2008 at $95	300	(111,000)
ConocoPhillips, expiring August 2008 at $90	160	(50,400)
Corning, Inc., expiring August 2008 at $30	140	(10,150)
Cummins, Inc., expiring June 2008 at $55	180	(164,700)
eBay, Inc., expiring July 2008 at $35	240	(15,120)
Electronic Arts, Inc., expiring June 2008 at $55	80	(9,600)
Emerson Electric Co., expiring June 2008 at $60	180	(3,150)
Express Scripts, Inc., expiring August 2008 at $75	80	(28,400)
Exxon Mobil Corp., expiring June 2008 at $95	340	(82,110)
Freeport-McMoRan Copper & Gold, Inc. Class B, expiring August 2008 at $110	80	(114,000)
Gilead Sciences, Inc., expiring August 2008 at $60	100	(7,500)
Goldman Sachs Group, Inc., expiring July 2008 at $195	120	(133,500)
Hess Corp., expiring August 2008 at $110	120	(108,600)
Hewlett-Packard Co., expiring August 2008 at $50	180	(25,200)
Intel Corp., expiring July 2008 at $22.5	850	(101,150)
International Business Machines Corp., expiring June 2008 at $130	100	(7,250)
JPMorgan Chase & Co., expiring June 2008 at $52.5	160	(8,960)
Johnson Controls, Inc., expiring July 2008 at $40	120	(7,800)
Linear Technology Corp., expiring June 2008 at $37.5	160	(6,400)
McDonald’s Corp., expiring June 2008 at $62.5	140	(8,400)
Medco Health Solutions, Inc., expiring July 2008 at $50	100	(30,000)
National Oilwell Varco, Inc., expiring August 2008 at $70	140	(91,000)
Oracle Corp., expiring June 2008 at $22.5	260	(7,150)
Public Service Enterprise Group, Inc., expiring July 2008 at $47.5	100	(4,000)
QUALCOMM, Inc., expiring July 2008 at $47.5	340	(28,390)
Schlumberger Ltd., expiring August 2008 at $100	60	(48,300)
S&P 500 Listed Option:
expiring May 2008 at $141	1275	(1,243,125)
expiring May 2008 at $141.5	1265	(1,030,975)
Smith International, Inc., expiring July 2008 at $70	200	(195,000)
Staples, Inc., expiring June 2008 at $25	380	(6,650)
Textron, Inc., expiring June 2008 at $65	40	(4,700)
The Travelers Cos., Inc., expiring July 2008 at $55	220	(14,300)
UST, Inc., expiring July 2008 at $60	240	(7,200)
VF Corp., expiring August 2008 at $85	140	(18,550)
Wal-Mart Stores, Inc., expiring June 2008 at $60	480	(50,880)
Waste Management, Inc., expiring July 2008 at $37.5	100	(8,500)
XTO Energy, Inc., expiring June 2008 at $70	240	(18,000)

Total Options Written (Premiums Received—$5,395,097)—(0.5%)		(4,270,730)

Total Investments Net of Options Written—150.3%		1,388,179,026
Liabilities in Excess of Other Assets—(0.3%)		(2,506,243)
Preferred Shares, at Redemption Value—(50.0%)		(462,225,612)

Net Assets Applicable to Common Shares—100.0%		$923,447,171

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Preferred and Equity Advantage Trust (BTZ)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,539,148,520

Gross unrealized appreciation	$21,850,237
Gross unrealized depreciation	(168,549,002)

Net unrealized depreciation	$(146,698,765)

(a)	Non-income producing security.
(b)

Security is a perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Convertible security.
(f)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
•	Financial futures contracts purchased as of April 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

152	S & P EMINI	June 2008	$10,483,168	$50,432

•	Financial futures contracts sold as of April 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

576	5-Year U.S. Treasury Bond	June 2008	$64,447,733	$(55,267)
399	10-Year U.S. Treasury Bond	June 2008	$47,542,500	1,333,312
3,028	30-Year U.S. Treasury Bond	June 2008	$353,166,355	(778,457)

Net Unrealized Appreciation				$499,588

•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 3.1925% and pay a floating rate based on 3-month USD LIBOR Broker, Citibank N.A. Expires April 2010	$233,100	$353,790
Receive a fixed rate of 3.193% and pay a floating rate based on 3-month USD LIBORSTIBOR Broker, Deutsche Bank AG London Expires April 2010	$310,800	474,790
Bought credit default protection on Capital One Financial Corp. and pay 4.175% Broker, Citibank N.A. Expires March 2013	$3,000	(233,457)
Bought credit default protection on Capital One Financial Corp. and pay 4.2% Broker, Deutsche Bank AG London Expires March 2013	$7,000	(551,950)
Bought credit default protection on American Express Company and pay 2.11% Broker, Deutsche Bank AG London Expires March 2013	$6,000	(281,124)
Bought credit default protection on Lehman Brothers Holdings, Inc. and pay 4.95% Broker, Deutsche Bank AG London Expires March 2013	$3,000	(417,366)
Receive a fixed rate of 3.8925% and pay a floating rate based on 3-month USD LIBOR Broker, Lehman Brothers Special Financing Expires April 2013	$62,200	272,981
Bought credit default protection on Kimco Realty Corp. and pay 2.4% Broker, Goldman Sachs & Co. Expires March 2018	$5,000	(411,885)
Bought credit default protection on Mack-Cali Realty, L.P. and pay 3.1% Broker, Goldman Sachs & Co. Expires March 2018	$3,000	(167,193)
Bought credit default protection on ERP Operating Limited Partnership and pay 2.35% Broker, Goldman Sachs & Co. Expires March 2018	$5,000	(478,220)

Total		$(1,439,634)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	59

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense—6.4%
CHC Helicopter Corp., 7.375%, 5/01/14	$475	$479,750
DRS Technologies, Inc.
6.875%, 11/01/13	50	49,625
7.625%, 2/01/18	80	81,600
Hexcel Corp., 6.75%, 2/01/15	100	99,375
Honeywell International, 7.50%, 3/01/10	325	346,148
Lockheed Martin Corp. Series B, 6.15%, 9/01/36	2,000	2,043,174
Northrop Grumman Corp., 7.125%, 2/15/11	1,000	1,066,251
Raytheon Co., 4.85%, 1/15/11	650	660,639
TransDigm, Inc., 7.75%, 7/15/14	90	92,025
United Technologies Corp., 6.35%, 3/01/11	1,000	1,059,045

		5,977,632

Air Freight & Logistics—0.3%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	300	258,375

Airlines—0.1%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	125	119,925

Auto Components—0.7%
Allison Transmission,11.25%, 11/01/15 (a)(b)	125	110,234
The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	200	215,000
Lear Corp., 8.75%, 12/01/16	275	258,500
Metaldyne Corp., 10%, 11/01/13	200	128,500

		712,234

Automobiles—1.5%
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,000	1,067,421
Ford Capital BV, 9.50%, 6/01/10	350	331,625

		1,399,046

Building Products—0.5%
CPG International I, Inc., 10.50%, 7/01/13	150	128,250
Momentive Performance Materials, Inc., 11.50%, 12/01/16	445	390,488

		518,738

Capital Markets—0.5%
Marsico Parent Co., LLC, 10.625%, 1/15/16 (j)	341	306,900
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)(j)	122	109,724
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(b)(j)	82	73,621

		490,245

Chemicals—1.9%
American Pacific Corp., 9%, 2/01/15	180	177,300
Ames True Temper, Inc., 6.713%, 1/15/12 (c)	350	288,312
Chemtura Corp., 6.875%, 6/01/16	20	17,800
Huntsman LLC, 11.50%, 7/15/12	99	105,893
Innophos, Inc., 8.875%, 8/15/14	980	975,100
Key Plastics LLC, 11.75%, 3/15/13 (b)	135	54,000
NOVA Chemicals Corp., 5.953%, 11/15/13 (c)	60	51,900
Terra Capital, Inc. Series B, 7%, 2/01/17	80	79,600

		1,749,905

Commercial Banks—2.3%
Barclays Bank Plc, 8.55%, 9/18/49 (b)(c)(d)	650	651,747
HSBC Bank USA NA, 3.875%, 9/15/09	1,500	1,493,754

		2,145,501

Commercial Services & Supplies—3.7%
Casella Waste Systems, Inc., 9.75%, 2/01/13	1,500	1,470,000
DI Finance Series B, 9.50%, 2/15/13	674	695,062
Sally Holdings LLC, 10.50%, 11/15/16 (b)	294	292,530
Waste Services, Inc., 9.50%, 4/15/14	550	539,000
West Corp., 11%, 10/15/16	590	524,363

		3,520,955

Communications Equipment—0.4%
Nortel Networks Ltd., 6.963%, 7/15/11 (c)	410	386,425

Corporate Bonds	Par (000)	Value

Containers & Packaging—1.6%
Berry Plastics Holding Corp.:
6.675%, 9/15/14 (c)	$130	$110,500
8.875%, 9/15/14	190	177,650
Crown Americas LLC, 7.75%, 11/15/15	250	263,750
Impress Holdings BV, 5.838%, 9/15/13 (b)(c)	260	217,425
Pregis Corp., 12.375%, 10/15/13	565	548,050
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	200	169,000

		1,486,375

Diversified Financial Services—4.1%
Ford Motor Credit Co. LLC:
4.283%, 1/15/10 (c)	1,600	1,446,816
5.46%, 1/13/12 (c)	100	84,090
7.80%, 6/01/12	250	223,554
8%, 12/15/16	1,000	875,198
GMAC LLC:
6.75%, 12/01/14	85	64,951
8%, 11/01/31	885	669,576
Structured Asset Repackaged Trust, 4.394%, 1/21/10	460	452,824

		3,817,009

Diversified Telecommunication Services—8.5%
AT&T, Inc., 6.45%, 6/15/34	1,500	1,484,736
Cincinnati Bell, Inc., 7.25%, 7/15/13	590	592,950
Citizens Communications Co., 6.25%, 1/15/13	200	189,500
Qwest Communications International, Inc., 7.50%, 2/15/14	1,180	1,159,350
Qwest Corp.:
6.05%, 6/15/13 (c)	340	325,550
7.50%, 6/15/23	500	457,500
Telecom Italia Capital SA, 4.95%, 9/30/14	1,000	931,650
Verizon New England, Inc., 6.50%, 9/15/11	2,000	2,067,250
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	250	269,375
Windstream Corp.:
8.125%, 8/01/13	360	372,600
8.625%, 8/01/16	170	178,075

		8,028,536

Electric Utilities—3.5%
DTE Energy Co., 7.05%, 6/01/11	250	263,398
Edison Mission Energy, 7.50%, 6/15/13	125	130,000
Elwood Energy LLC, 8.159%, 7/05/26	30	28,415
FirstEnergy Corp., 7.375%, 11/15/31	1,075	1,187,411
Midwest Generation LLC Series B, 8.56%, 1/02/16	426	459,809
Progress Energy, Inc., 7.75%, 3/01/31	1,000	1,183,550

		3,252,583

Electrical Equipment—1.1%
Superior Essex Communications LLC, 9%, 4/15/12	1,010	997,375

Electronic Equipment & Instruments—0.4%
Sanmina-SCI Corp.:
6.75%, 3/01/13	50	45,250
8.125%, 3/01/16	415	381,800

		427,050

Energy Equipment & Services—0.6%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	65	67,112
7.75%, 5/15/17	70	72,275
Grant Prideco, Inc. Series B, 6.125%, 8/15/15	60	60,900
North American Energy Partners, Inc., 8.75%, 12/01/11	125	125,625
SemGroup LP, 8.75%, 11/15/15 (b)	275	260,563

		586,475

Food & Staples Retailing—0.9%
The Pantry, Inc., 7.75%, 2/15/14	500	375,000
Rite Aid Corp., 7.50%, 3/01/17	525	486,938

		861,938

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Gas Utilities—0.6%
El Paso Natural Gas Co., 8.375%, 6/15/32	$175	$202,108
Targa Resources, Inc., 8.50%, 11/01/13	400	382,000

		584,108

Health Care Equipment & Supplies—1.2%
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (b)	1,090	1,095,450

Health Care Providers & Services—2.0%
Tenet Healthcare Corp.:
6.375%, 12/01/11	95	89,300
6.50%, 6/01/12	1,045	969,238
WellPoint, Inc., 5.95%, 12/15/34	1,000	856,908

		1,915,446

Hotels, Restaurants & Leisure—2.6%
American Real Estate Partners LP:
7.125%, 2/15/13	230	214,475
8.125%, 6/01/12	860	840,650
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)	211	194,120
Harrah’s Operating Co., Inc. (b):
10.75%, 2/01/16	400	344,000
10.75%, 2/01/18 (a)	640	490,759
Seneca Gaming Corp. Series B, 7.25%, 5/01/12	190	183,588
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)	100	49,250
Universal City Florida Holding Co. I, 7.623%, 5/01/10 (c)	25	24,719
Wynn Las Vegas LLC, 6.625%, 12/01/14	115	112,125

		2,453,686

IT Services—1.4%
First Data Corp., 9.875%, 9/24/15 (b)	320	291,200
SunGard Data Systems, Inc., 9.125%, 8/15/13	240	250,800
iPayment, Inc., 9.75%, 5/15/14	175	127,687
iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	609	633,028

		1,302,715

Independent Power Producers & Energy Traders—0.5%
AES Ironwood LLC, 8.875%, 11/30/25	100	99,619
NRG Energy, Inc.:
7.25%, 2/01/14	50	51,375
7.375%, 2/01/16	285	293,550

		444,544

Insurance—0.4%
MetLife, Inc., 6.125%, 12/01/11	325	343,284

Leisure Equipment & Products—0.1%
Quiksilver, Inc., 6.875%, 4/15/15	100	83,000

Machinery—0.8%
AGY Holding Corp., 11%, 11/15/14 (b)	260	235,300
Accuride Corp., 8.50%, 2/01/15	110	97,900
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	470	394,800

		728,000

Marine—0.2%
Navios Maritime Holdings, Inc.,
9.50%, 12/15/14 (b)	156	160,680

Media—14.5%
Affinion Group, Inc.:
10.125%, 10/15/13	435	439,350
11.50%, 10/15/15	220	215,875
American Media Operations, Inc. Series B, 10.25%, 5/01/09	130	96,673
CBS Corp., 6.625%, 5/15/11	85	87,579
CMP Susquehanna Corp., 9.875%, 5/15/14 (b)	500	357,500
Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (c)	120	120,900
Charter Communications Holdings I, LLC, 11%, 10/01/15	325	252,687
Charter Communications Holdings II, LLC, 10.25%, 9/15/10	660	634,987
Comcast Cable Communications LLC, 6.875%, 6/15/09	1,000	1,025,899

Corporate Bonds	Par (000)	Value

Media (concluded)
Dex Media West LLC, 9.875%, 8/15/13	$50	$47,125
DirecTV Holdings LLC, 8.375%, 3/15/13	100	102,750
EchoStar DBS Corp.:
5.75%, 10/01/08	550	550,000
7%, 10/01/13	31	30,922
7.125%, 2/01/16	45	44,213
Intelsat Bermuda Ltd., 9.25%, 6/15/16	300	302,625
Network Communications, Inc., 10.75%, 12/01/13	325	242,531
News America, Inc., 6.20%, 12/15/34	1,500	1,456,176
Nielsen Finance LLC:
10%, 8/01/14	710	738,400
10%, 8/01/14 (b)	440	458,700
Paxson Communications Corp., 5.963%, 1/15/12 (b)(c)	500	404,375
R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16	1,420	923,000
Rainbow National Services LLC (b):
8.75%, 9/01/12	210	216,038
10.375%, 9/01/14	1,455	1,564,125
Sinclair Broadcast Group, Inc. Class A, 4.875%, 7/15/18 (f)(g)	70	63,963
Sirius Satellite Radio, Inc., 9.625%, 8/01/13	80	67,400
TCI Communications, Inc., 7.875%, 2/15/26	1,000	1,099,920
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	750	678,750
Time Warner, Inc., 7.70%, 5/01/32	1,000	1,083,122
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)	229	153,430
Young Broadcasting, Inc., 10%, 3/01/11	220	143,000

		13,602,015

Metals & Mining—2.1%
AK Steel Corp., 7.75%, 6/15/12	320	326,800
Aleris International, Inc., 10%, 12/15/16	315	195,300
FMG Finance Pty Ltd., 10.625%, 9/01/16 (b)	130	147,875
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (c)	740	747,400
8.375%, 4/01/17	550	607,750

		2,025,125

Multi-Utilities—1.1%
Dominion Resources, Inc., 5.70%, 9/17/12	1,000	1,031,437

Oil, Gas & Consumable Fuels—5.1%
Berry Petroleum Co., 8.25%, 11/01/16	100	103,750
Chaparral Energy, Inc., 8.50%, 12/01/15	250	227,500
Chesapeake Energy Corp.:
6.375%, 6/15/15	130	128,050
6.875%, 11/15/20	20	19,900
Compton Petroleum Finance Corp., 7.625%, 12/01/13	225	222,187
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000	1,144,987
Corral Finans AB, 4.213%, 4/15/10 (a)(b)	751	681,801
EXCO Resources, Inc., 7.25%, 1/15/11	275	273,625
Encore Acquisition Co., 6%, 7/15/15	30	27,600
Forest Oil Corp., 7.25%, 6/15/19	360	371,700
OPTI Canada, Inc., 8.25%, 12/15/14	320	330,400
Occidental Petroleum Corp., 6.75%, 1/15/12	250	271,479
Overseas Shipholding Group, Inc., 8.25%, 3/15/13	300	312,375
Sabine Pass LNG LP, 7.50%, 11/30/16	305	279,075
The Williams Companies, Inc., 7.125%, 9/01/11	25	26,563
Whiting Petroleum Corp.:
7.25%, 5/01/12	30	30,075
7.25%, 5/01/13	300	300,750

		4,751,817

Paper & Forest Products—1.3%
Abitibi-Consolidated, Inc., 6%, 6/20/13	190	78,850
Bowater, Inc.:
9%, 8/01/09	200	165,000
5.80%, 3/15/10 (c)	60	40,500
Domtar Corp., 7.125%, 8/15/15	40	38,600

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	61

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Paper & Forest Products (concluded)
NewPage Corp.:
10%, 5/01/12	$510	$544,425
10%, 5/01/12 (b)	120	128,100
Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (c)	225	210,375

		1,205,850

Pharmaceuticals—2.2%
Merck & Co., Inc., 4.375%, 2/15/13	1,000	1,014,628
Wyeth, 6.50%, 2/01/34	1,000	1,046,147

		2,060,775

Real Estate Investment Trusts (REITs)—0.5%
ERP Operating LP, 6.95%, 3/02/11	500	521,015

Real Estate Management & Development—0.1%
Realogy Corp., 12.375%, 4/15/15	140	76,300

Road & Rail—0.6%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (c)	20	17,300
Canadian National Railway Co., 6.90%, 7/15/28	500	529,165

		546,465

Semiconductors & Semiconductor Equipment—0.5%
Amkor Technology, Inc.:
7.75%, 5/15/13	50	47,875
9.25%, 6/01/16	50	49,875
Freescale Semiconductor, Inc., 6.675%, 12/15/14 (a)	450	370,125

		467,875

Software—0.1%
BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)	113	70,233

Specialty Retail—3.1%
AutoNation, Inc.,
4.713%, 4/15/13 (c)	110	95,012
7%, 4/15/14	110	103,125
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (c)	360	304,998
10.75%, 3/15/15	290	253,025
Lazy Days’ R.V. Center, Inc.,11.75%, 5/15/12	362	264,260
Michaels Stores, Inc.:
10%, 11/01/14	340	329,800
11.375%, 11/01/16	240	215,400
Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	1,400	1,330,000

		2,895,620

Thrifts & Mortgage Finance—0.0%
Residential Capital Corp., 8.125%, 11/21/08	40	33,200

Tobacco—0.2%
Reynolds American, Inc., 7.625%, 6/01/16	200	211,874

Wireless Telecommunication Services—2.8%
Cricket Communications, Inc., 9.375%, 11/01/14	115	112,844
Digicel Group Ltd. (b):
8.875%, 1/15/15	470	403,025
9.125%, 1/15/15 (a)	439	353,691
MetroPCS Wireless, Inc., 9.25%, 11/01/14	70	68,775
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	500	511,250
Sprint Capital Corporation, 7.625%, 1/30/11	105	99,488
Vodafone Group Plc, 7.75%, 2/15/10	1,000	1,055,285

		2,604,358

Total Corporate Bonds—83.0%		77,951,194

U.S. Government Obligations	Par (000)	Value

U.S. Treasury Bonds, 5.375%, 2/15/31	$410	$461,282
U.S. Treasury Notes:
4.125%, 8/15/10	810	843,223
4.25%, 8/15/13	1,000	1,056,953
4.75%, 5/15/14	710	771,903
4.25%, 8/15/15	75	78,978
4.875%, 8/15/16	550	598,727
4.75%, 2/15/37	130	135,454

Total U.S. Government Obligations—4.2%		3,946,520

Common Stocks	Shares

Media—0.1%
Adelphia Recovery Trust	396,568	15,863
Time Warner Cable, Inc. (h)	1,390	38,920

Total Common Stocks—0.1%		54,783

Preferred Securities

Capital Trusts	Par (000)

Diversified Financial Services—1.7%
Bank of America Corp. Series M,
8.125%, 12/29/49 (c)	1,550	1,584,069

Total Capital Trusts—1.7%		1,584,069

Preferred Stocks	Shares

Capital Markets—0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)	23	20,470

Electrical Equipment—0.1%
Superior Essex Holding Corp. Series A, 9.50%	50,000	37,500

Total Preferred Stocks—0.1%		57,970

Total Preferred Securities—1.8%		1,642,039

Other Interests (i)	Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	1	318

Media—0.0%
Adelphia Recovery Trust Escrow	400	33,000

Total Other Interests—0.0%		33,318

Total Long-Term Investments (Cost—$86,654,379)—89.1%		83,627,854

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

U.S.Government and Agency Discount Notes—8.3%
Federal Home Loan Bank, 1.75%, 5/01/08	$7,800	$7,800,000

Total Short-Term Securities
(Cost—$7,800,000)—8.3%		7,800,000

Options Purchased	Contracts	Value

Call Options Purchased
Marsico Parent Superholdco LLC, expiring December 2009 at $942.86	6	$10,350

Total Options Purchased
(Cost—$5,867)—0.0%		10,350

Total Investments (Cost—$94,460,246*)—97.4%		91,438,204
Other Assets Less Liabilities—2.6%		2,488,704

Net Assets—100.0%		$93,926,908

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$94,530,719

Gross unrealized appreciation	$1,320,156
Gross unrealized depreciation	(4,412,671)

Net unrealized depreciation	$(3,092,515)

(a)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)

Security is a perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(e)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f)	Convertible security
(g)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h)	Non-income producing security.
(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j)	Security is illiquid.
•	Financial futures contracts sold as of April 30, 2008 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

15	10-Year
	US Treasury
	Bond	Chicago	June 2008	$1,729,420	$(7,768)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	63

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)	BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	BlackRock Core Bond Trust (BHK)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust (BNA)	BlackRock Income Trust Inc. (BKT)
Assets
Investments at value - unaffiliated[2]	$39,587,167	$518,579,792	$50,237,527	$532,105,986	$725,142,750
Investments at value - affiliated[3]	—	861,491	—	—	2,666
Cash	118,176	128,313	36,741	—	8,272,573
Foreign currency at value[4]	—	18,139	—	—	—
Options purchased at value[5]	—	4,354,336	5,175	4,909,256	10,446,930
Investments sold receivable	—	84,529,313	919,163	68,949,150	84,062,845
Unrealized appreciation on swaps	—	20,244,517	—	22,530,491	31,174,753
Unrealized appreciation on foreign exchange contracts	—	25,828	—	—	—
Interest receivable	118,637	6,024,293	1,243,212	5,286,064	2,721,180
Swaps receivable	127,182	—	—	448,820	8,600,840
Options written receivable	—	—	—	52,287	—
Swap premiums paid	—	840,018	—	—	—
Variation margin receivable	—	228,963	—	282,224	—
Dividends receivable	17	2,316	1,937	268	331
Commitment fees receivable	—	—	—	—	—
Principal paydown receivable	—	69	8,241	21,012	1,730,913
Other receivables	—	1,861,213	—	—	—
Other assets	5,097	126,639	—	359,737	98,765
Prepaid expenses	—	1,126	1,105	1,684	2,959

Total assets	39,956,276	637,826,366	52,453,101	634,946,979	872,257,505

Liabilities
Unrealized depreciation on swaps	—	12,863,444	—	14,622,425	3,245,313
Loan payable	—	—	5,250,000	—	—
Unfunded loan commitment	—	—	—	—	—
TBA sale commitments at value[6]	—	83,117,169	—	60,898,170	66,000,648
Options written at value[7]	—	2,079,712	—	2,298,497	27,390,688
Borrowed bonds at value[8]	—	—	—	—	20,900,817
Reverse repurchase agreements	—	152,895,000	—	160,038,505	78,243,875
Unrealized depreciation on foreign exchange contracts	—	61,439	—	—	—
Swaps premiums received	—	378,125	—	398,607	248,408
Bank overdraft	—	—	—	101,013	—
Investments purchased payable	—	23,270,018	570,853	24,966,679	234,939,527
Variation margin payable	33,984	—	—	—	1,824,465
Interest expense payable	—	320,222	14,743	315,265	150,698
Income dividends payable - common shares	5,798	51,504	2,890	56,263	59,400
Investment advisory fees payable	17,893	230,067	43,731	27,511	234,780
Swaps payable	—	15,560	—	12,782	3,473,152
Officer and directors fees payable	5,251	53,616	10,484	81,009	99,863
Deferred Income	—	—	—	—	—
Adminstration fees payable	—	—	4,165	154,923	54,180
Commissions for Preferred Stock payable	—	—	—	—	—
Options purchased payable	—	—	—	—	—
Other affiliates payable	—	3,401	—	—	—
Other liabilities	—	—	32,793	109,947	—
Other accrued expenses	25,834	326,981	66,827	167,928	773,646

Total liabilities	88,760	275,666,258	5,996,486	264,249,524	437,639,460

Preferred Shares
$0.001 par value per share at $25,000 per share liquidation preference[9]	—	—	—	—	—

Net Assets Applicable to Common Shares	$39,867,516	$362,160,108	$46,456,615	$370,697,455	$434,618,045

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2008

April 30, 2008 (Unaudited)	BlackRock Limited Duration Income Trust (BLW)	BlackRock Preferred and Equity Advantage Trust (BTZ)	BlackRock Strategic Bond Trust (BHD)
Assets
Investments at value - unaffiliated[2]	$883,249,279	$1,390,252,318	$91,427,854
Investments at value - affiliated[3]	—	—	—
Cash	641,097	51,981	88,549
Foreign currency at value[4]	2,266,563	—	—
Options purchased at value[5]	79,350	2,197,438	10,350
Investments sold receivable	17,739,826	—	810,416
Unrealized appreciation on swaps	46,494	1,101,561	—
Unrealized appreciation on foreign exchange contracts	353,537	—	—
Interest receivable	13,091,189	14,205,923	1,733,483
Swaps receivable	29,367	—	—
Options written receivable	—	—	—
Swap premiums paid	26,061	—	—
Variation margin receivable	24,830	—	—
Dividends receivable	6,237	1,313,153	2,406
Commitment fees receivable	2,319	—	—
Principal paydown receivable	489,290	—	—
Other receivables	—	—	—
Other assets	86,608	25,246	9,357
Prepaid expenses	4,133	1,756	1,101

Total assets	918,136,180	1,409,149,376	94,083,516

Liabilities
Unrealized depreciation on swaps	—	2,541,195	—
Loan payable	—	—	—
Unfunded loan commitment	121,857	—	—
TBA sale commitments at value[6]	—	—	—
Options written at value[7]	—	4,270,730	—
Borrowed bonds at value[8]	—	—	—
Reverse repurchase agreements	131,740,260	—	—
Unrealized depreciation on foreign exchange contracts	136,626	—	—
Swaps premiums received	—	—	—
Bank overdraft	—	—	—
Investments purchased payable	150,600,950	11,730,096	—
Variation margin payable	—	2,738,493	6,328
Interest expense payable	201,727	—	—
Income dividends payable - common shares	257,765	1,239,652	15,313
Investment advisory fees payable	334,983	730,409	49,477
Swaps payable	—	65,908	—
Officer and directors fees payable	82,326	33,273	10,431
Deferred Income	37,814	—	—
Adminstration fees payable	—	—	—
Commissions for Preferred Stock payable	—	34,328	—
Options purchased payable	—	8,060	—
Other affiliates payable	11,281	—	—
Other liabilities	6,523	—	—
Other accrued expenses	169,962	84,449	75,059

Total liabilities	283,702,074	23,476,593	156,608

Preferred Shares
$0.001 par value per share at $25,000 per share liquidation preference[9]	—	462,225,612	—

Net Assets Applicable to Common Shares	$634,434,106	$923,447,171	$93,926,908

SEMI-ANNUAL REPORT	APRIL 30, 2008	65

Statements of Assets and Liabilities (concluded)

April 30, 2008 (Unaudited)		BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	BlackRock Core Bond Trust (BHK)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust (BNA)	BlackRock Income Trust Inc. (BKT)
Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value[10] per share[11]		$29,571	$27,019	$6,419	$344,497	$639,425
Paid-in capital in excess of par		38,164,047	380,862,247	90,440,587	402,495,300	480,038,780
Cost of shares held in Treasury[12]		—	—	—	(17,377,850)	—
Undistributed (distributions in excess of) net investment income		5,092,045	(3,100,988)	94,108	(152,008)	2,951,318
Accumulated net realized gain/loss		(3,788,610)	(15,902,590)	(37,516,320)	(15,781,857)	(89,873,402)
Net unrealized appreciation/depreciation		370,463	274,420	(6,568,179)	1,169,373	40,861,924

Net assets applicable to common shareholders		$39,867,516	$362,160,108	$46,456,615	$370,697,455	$434,618,045

Net asset value per Common Share		$13.48	$13.40	$7.24	$10.76	$6.80

[1]	Consolidated Statement of Assets and Liabilities.
[2]	Investments at Cost - unaffiliated	$39,390,237	$526,560,482	$56,807,948	$542,093,906	$698,786,936

[3]	Investments at Cost - affiliated	—	$926,764	—	—	$2,733

[4]	Foreign currency at cost	—	$17,162	—	—	—

[5]	Options purchased at cost	—	$3,186,823	$2,933	$3,608,978	$7,829,400

[6]	Proceeds from TBA sale commitments	—	$81,362,807	—	$60,651,057	$65,823,967

[7]	Proceeds from Options written	—	$1,842,109	—	$2,027,576	$11,471,578

[8]	Proceeds on Borrowed Bonds	—	—	—	—	$19,383,094

[9]	Preferred Shares authorized, issued and outstanding	—	—	—	—	—

[10]	Par Value Per Share	$0.010	$0.001	$0.001	$0.010	$0.010

[11]	Common Shares outstanding	2,957,093	27,018,774	6,418,859	34,449,693	63,942,536

[12]	Shares held in Treasury	—	—	—	1,757,400	—

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2008

April 30, 2008 (Unaudited)		BlackRock Limited Duration Income Trust (BLW)	BlackRock Preferred and Equity Advantage Trust (BTZ)	BlackRock Strategic Bond Trust (BHD)
Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value[10] per share[11]		$36,890	$51,828	$7,058
Paid-in capital in excess of par		701,305,214	1,206,156,456	98,443,594
Cost of shares held in Treasury[12]		—	—	—
Undistributed (distributions in excess of) net investment income		(353,079)	(23,933,671)	52,919
Accumulated net realized gain/loss		(9,606,802)	(112,582,708)	(1,546,853)
Net unrealized appreciation/depreciation		(56,948,117)	(146,244,734)	(3,029,810)

Net assets applicable to common shareholders		$634,434,106	$923,447,171	$93,926,908

Net asset value per Common Share		$17.20	$17.82	$13.31

[1]	Consolidated Statement of Assets and Liabilities.
[2]	Investments at Cost - unaffiliated	$940,283,698	$1,536,761,003	$94,454,379

[3]	Investments at Cost - affiliated	—	—	—

[4]	Foreign currency at cost	$2,227,747	—	—

[5]	Options purchased at cost	$44,978	$2,168,240	$5,867

[6]	Proceeds from TBA sale commitments	—	—	—

[7]	Proceeds from Options written	—	$5,395,097	—

[8]	Proceeds on Borrowed Bonds	—	—	—

[9]	Preferred Shares authorized, issued and outstanding	—	$18,480	—

[10]	Par Value Per Share	$0.001	$0.001	$0.001

[11]	Common Shares outstanding	36,889,650	51,828,157	7,058,402

[12]	Shares held in Treasury	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	67

Statements of Operations

Six Months Ended April 30, 2008 (Unaudited)	BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	BlackRock Core Bond Trust (BHK)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust (BNA)	BlackRock Income Trust Inc. (BKT)

Investment Income

Interest[2]	$1,276,791	$16,378,180	$2,583,062	$17,706,741	$26,143,785
Dividends[3]	1,609,140	167,538	2,077	171,251	1,600
Facility and other fees	—	—	—	—	—

Total income	2,885,931	16,545,718	2,585,139	17,877,992	26,145,385

Expenses

Investment advisory	108,114	1,372,545	286,886	1,116,470	1,356,812
Commissions for preferred shares	—	—	—	—	—
Accounting services	—	45,948	10,946	41,081	56,590
Professional	23,281	54,531	40,981	60,071	59,996
Transfer agent	272	4,765	5,021	6,932	26,275
Registration	—	4,670	5,095	6,664	12,721
Printing	5,902	28,501	5,922	32,348	36,620
Officer and Trustees	—	23,446	2,135	23,713	28,680
Custodian	888	35,737	7,081	37,909	37,192
Administration fees	29,486	—	27,311	186,078	313,111
Miscellaneous	45,871	57,107	42,121	37,005	21,352

Total expenses excluding interest expense, waiver of expense, interest sold short and excise tax	213,814	1,627,250	433,499	1,548,271	1,949,349
Interest expense	—	2,467,573	210,558	2,523,416	1,333,893
Interest expense on borrowed bonds	—	3,673,517	—	4,050,594	3,947,104
Excise tax	102,883	—	—	—	—

Total expenses	316,697	7,768,340	644,057	8,122,281	7,230,346
Less fees waived by advisor	(137,600)	—	—	—	—
Less fees paid indirectly	—	(3,762)	(547)	(2,862)	(4,896)

Net expenses after waiver and fees paid indirectly	179,097	7,764,578	643,510	8,119,419	7,225,450

Net investment income	2,706,834	8,781,140	1,941,629	9,758,573	18,919,935

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(575,969)	7,844,981	(987,262)	3,026,417	(976,201)[4]
Futures and swaps	9,589	(10,347,508)	—	(10,700,377)	(26,514,424)
Foreign currency	—	(607,171)	—	3,179	—
Options written	—	566,623	—	617,331	1,254,626
Short sales	—	—	—	—	—
Borrowed bonds	—	(3,376,859)	—	(3,674,680)	(1,275,586)

	(566,380)	(5,919,934)	(987,262)	(10,728,130)	(27,511,585)

Net change in unrealized appreciation/depreciation on:
Investments	462,992	(5,179,014)	(3,315,837)	(6,292,287)	35,006,220
Futures and swaps	173,533	9,039,647	—	10,094,589	14,489,565
Foreign currency	—	(46,958)	—	85,116	—
Options written	—	(944,807)	—	(1,037,275)	(14,606,808)
Short sales	—	—	—	(108,603)	—
Unfunded corporate loans	—	—	—	—	—
Borrowed bonds	—	32,701	—	—	(404,385)
TBA sale commitments	—	(1,751,817)	—	—	729,475

	636,525	1,149,752	(3,315,837)	2,741,540	35,214,067

Total realized and unrealized gain (loss)	70,145	(4,770,182)	(4,303,099)	(7,986,590)	7,702,482

Dividends and Distributions to Preferred Shareholders from net investment income	—	—	—	—	—

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,776,979	$4,010,958	$(2,361,470)	$1,771,983	$26,622,417

[1] Consolidated Statement of Operations.
[2] Interest from affiliates	—	$34,747	—	—	$52,771
[3] Net of foreign withholding tax	—	—	—	—	—
[4] Including ($2,153) from affiliates.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2008

Six Months Ended April 30, 2008 (Unaudited)	BlackRock Limited Duration Income Trust (BLW)	BlackRock Preferred and Equity Advantage Trust (BTZ)	BlackRock Strategic Bond Trust (BHD)

Investment Income

Interest[2]	$31,294,396	$28,760,791	$3,486,714
Dividends[3]	7,261	13,741,016	7,492
Facility and other fees	125,846	—	—

Total income	31,427,503	42,501,807	3,494,206

Expenses

Investment advisory	2,126,229	4,788,612	349,790
Commissions for preferred shares	—	540,032	—
Accounting services	67,480	57,427	9,686
Professional	118,579	83,947	32,504
Transfer agent	3,025	16,317	4,850
Registration	7,419	14,130	—
Printing	45,555	92,522	9,965
Officer and Trustees	29,187	50,098	3,394
Custodian	38,802	35,436	9,161
Administration fees	—	—	—
Miscellaneous	32,578	56,655	19,557

Total expenses excluding interest expense, waiver of expense, interest sold short and excise tax	2,468,854	5,735,176	438,907
Interest expense	2,457,248	665,726	—
Interest expense on borrowed bonds	—	—	—
Excise tax	—	—	—

Total expenses	4,926,102	6,400,902	438,907
Less fees waived by advisor	—	—	(60,313)
Less fees paid indirectly	(12,378)	(18,412)	(1,081)

Net expenses after waiver and fees paid indirectly	4,913,724	6,382,490	377,513

Net investment income	26,513,779	36,119,317	3,116,693

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(7,607,253)	(58,544,254)	(1,029,350)
Futures and swaps	785,532	(33,793,558)	—
Foreign currency	(2,612,589)	—	—
Options written	—	25,489,069	—
Short sales	—	2,023	—
Borrowed bonds	—	(291,613)	—

	(9,434,310)	(67,138,333)	(1,029,350)

Net change in unrealized appreciation/depreciation on:
Investments	(40,026,168)	(98,957,646)	(2,301,408)
Futures and swaps	163,667	4,922,735	(7,768)
Foreign currency	1,896,818	—	—
Options written	—	(171,660)	—
Short sales	—	(1,401)	—
Unfunded corporate loans	(121,857)	—	—
Borrowed bonds	—	(83,807)	—
TBA sale commitments	—	—	—

	(38,087,540)	(94,291,779)	(2,309,176)

Total realized and unrealized gain (loss)	(47,521,850)	(161,430,112)	(3,338,526)

Dividends and Distributions to Preferred Shareholders from net investment income	—	(11,187,607)	—

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(21,008,071)	$(136,498,402)	$(221,833)

[1] Consolidated Statement of Operations.
[2] Interest from affiliates	—	—	—
[3] Net of foreign withholding tax	$76,324	—	—
[4] Including ($2,153) from affiliates.

SEMI-ANNUAL REPORT	APRIL 30, 2008	69

Statements of Cash Flows

Six Months Ended April 30, 2008 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Income Opportunity Trust (BNA)	BlackRock Limited Duration Income Trust (BLW)

Cash Used for/Provided by Operating Activities

Net increase/decrease in net assets resulting from operations	$4,010,958	$1,771,985	$(21,008,071)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided by operating activities:
Increase/decrease in receivables	(2,064,366)	(7,079,266)	1,062,355
Increase in prepaid expenses and other assets	—	—	(2,337)
Increase/decrease in other liabilities	(2,512,274)	54,050,739	(3,825,226)
Swap premium paid	—	—	(26,061)
Net realized and unrealized gain/loss	(1,868,686)	(2,801,965)	49,298,489
Amortization of premium and discount on investments	(596,698)	104,028	(66,594)
Premiums received from options written	(419,436)	147,787	—
Proceeds from short sales	83,749,797	—	—
Unrealized loss on futures contracts	(3,041,477)	—	—
Proceeds from sales and paydowns of long-term securities	2,480,093,681	1,572,727,931	858,217,340
Purchases of long-term securities	(2,596,320,822)	(1,662,387,357)	(877,002,899)
Purchases of short-term investments	—	(162,391)	—
Net proceeds from sales of short-term investments	550,889	—	848,551
Premiums received on closing options written	(419,436)	(31,288)	—
Premiums paid on closing options written	(566,623)	(566,623)	—

Cash provided by (used for) operating activities	(39,404,493)	(44,226,420)	7,495,547

Cash Used for/Provided by Financing Activities

Cash receipts from borrowings	619,358,283	374,059,233	84,385,852
Cash payments from borrowings	(569,816,975)	(319,282,240)	(61,932,499)
Cash dividends paid to shareholders	(10,192,790)	(10,674,608)	(27,670,121)
Increase in custodian bank payable	—	101,013	—

Cash provided by (used for) financing activities	39,348,518	44,203,398	(5,216,768)

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	—	—	38,313

Cash

Net increase/decrease in cash	(55,975)	(23,022)	2,317,092
Cash at beginning of period	202,427	23,022	590,568

Cash at end of period	$146,452	$0	$2,907,660

Cash Flow Information

Cash paid for interest	$3,130,235	$7,579,932	$6,041,969

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2008

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Statements of Changes in Net Assets

	BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		BlackRock Core Bond Trust (BHK)

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$2,706,834	$1,408,548	$8,781,140	$19,706,087
Net realized gain (loss)	(566,380)	16,829	(5,919,934)	341,954
Net change in unrealized appreciation/depreciation	636,525	23,668	1,149,752	(3,507,844)

Net increase (decrease) in net assets	2,776,979	1,449,045	4,010,958	16,540,197

Dividends and Distributions From

Net investment income[2]	(2,478,442)	(2,661,384)	(10,186,077)	(16,495,698)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	(5,227,396)

Total dividends and distributions	(2,478,442)	(2,661,384)	(10,186,077)	(21,723,094)

Capital Share Transactions

Reinvestment of common dividends	—	—	—	—-

Net Assets Applicable

Total increase (decrease) in net assets	298,537	(1,212,339)	(6,175,119)	(5,182,897)
Beginning of period	39,568,979	40,781,318	368,335,227	373,518,124

End of period	$39,867,516	$39,568,979	$362,160,108	$368,335,227

End of period undistributed (distributions in excess of) net investment income	$5,092,045	$4,863,653	$(3,100,988)	$(1,696,051)

[1]	Consolidated Statement of Changes in Net Assets.
[2]	A portion of the dividends from net investment income for the six months ended April 30, 2008 may be deemed a tax return of capital or net realized gain at fiscal year end.

	BlackRock Limited Duration Income Trust (BLW)		BlackRock Preferred and Equity Advantage Trust (BTZ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Period December 27, 2006[1] to October 31, 2007

Operations

Net investment income	$26,513,779	$55,219,613	$36,119,317	$64,774,125
Net realized gain (loss)	(9,434,310)	3,120,082	(67,138,333)	(45,522,505)
Net change in unrealized appreciation/depreciation	(38,087,540)	(21,221,592)	(94,291,779)	(51,952,955)
Dividends to Preferred Shareholders from net investment income	—	—	(11,187,607)	(16,313,570)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(21,008,071)	37,118,103	(136,498,402)	(49,014,905)

Dividends and Distributions to Common Shareholders From

Net investment income[2]	(27,667,244)	(51,967,739)	(48,588,908)	(48,688,436)
Net realized gain	—	(2,229,742)	—	—
Tax return of capital	—	(1,074,826)	—	(24,171,991)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(27,667,244)	(55,272,307)	(48,588,908)	(72,860,427)

Capital Share Transactions

Net proceeds from the issuance of Common Shares	—	—	—	1,115,290,352
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	113,370,625
Reinvestment of common dividends	—	2,057,525	—	1,748,836

Net increase in net assets derived from capital share transactions	—	2,057,525	—	1,230,409,813

Net Assets Applicable to Common Shares

Total increase (decrease) in net assets applicable to Common Shares	(48,675,315)	(16,096,679)	(185,087,310)	1,108,534,481

Beginning of period	683,109,421	699,206,100	1,108,534,481	—

End of period	$634,434,106	$683,109,421	$923,447,171	$1,108,534,481

End of period undistributed (accumulated distributions in excess of) net investment income	$(353,079)	$800,386	$23,933,671	$(276,473)

[1]	Commencement of operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	A portion of the dividends from net investment income for the six months ended April 30, 2008 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2008

	BlackRock High Yield Trust (BHY)		BlackRock Income Opportunity Trust (BNA)		BlackRock Income Trust Inc. (BKT)

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$1,941,629	$4,031,885	$9,758,573	$21,461,718	$18,919,935	$18,973,713
Net realized gain (loss)	(987,262)	(2,450,156)	(10,728,130)	2,113,139	(27,511,585)	(10,368,025)
Net change in unrealized appreciation/depreciation	(3,315,837)	2,730,808	2,741,540	(6,083,476)	35,214,067	18,371,718

Net increase (decrease) in net assets	(2,361,470)	4,312,537	1,771,983	17,491,381	26,622,417	26,977,406

Dividends and Distributions From

Net investment income[2]	(1,964,171)	(3,927,807)	(10,679,405)	(20,862,233)	(9,655,323)	(18,808,452)
Net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(1,874,570)	—	(4,978,175)

Total dividends and distributions	(1,964,171)	(3,927,807)	(10,679,405)	(22,736,803)	(9,655,323)	(23,786,627)

Capital Share Transactions

Reinvestment of common dividends	—	12,289	—	—	—	—

Net Assets Applicable

Total increase (decrease) in net assets	(4,325,641)	397,019	(8,907,422)	(5,245,422)	16,967,094	3,190,779
Beginning of period	50,782,256	50,385,237	379,604,877	384,850,299	417,650,951	414,460,172

End of period	$46,456,615	$50,782,256	$370,697,455	$379,604,877	$434,618,045	$417,650,951

End of period undistributed (distributions in excess of) net investment income	$94,108	$116,650	$(152,008)	$768,824	$2,951,318	$(6,313,294)

	BlackRock Strategic Bond Trust (BHD)

Increase (Decrease) in Net Assets Applicable to Common Shareholders	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$3,116,693	$6,735,537
Net realized gain (loss)	(1,029,350)	999,009
Net change in unrealized appreciation/depreciation	(2,309,176)	(1,416,472)
Dividends to Preferred Shareholders from net investment income	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(221,833)	6,318,074

Dividends and Distributions to Common Shareholders From

Net investment income[2]	(3,260,982)	(6,521,963)
Net realized gain	—	—
Tax return of capital	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,260,982)	(6,521,963)

Capital Share Transactions

Net proceeds from the issuance of Common Shares	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—
Reinvestment of common dividends	—	—

Net increase in net assets derived from capital share transactions	—	—

Net Assets Applicable to Common Shares

Total increase (decrease) in net assets applicable to Common Shares	(3,482,815)	(203,889)

Beginning of period	97,409,723	97,613,612

End of period	$93,926,908	$97,409,723

End of period undistributed (accumulated distributions in excess of) net investment income	$52,919	$197,208

SEMI-ANNUAL REPORT	APRIL 30, 2008	73

Financial Highlights	BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.38	$13.79	$14.63	$15.98	$16.02	$17.33

Net investment income	0.92 [1]	0.48	0.65	0.80	0.61	1.28
Net realized and unrealized gain (loss)	0.01	0.01	(0.05)	(0.87)	0.25	(1.40)

Net increase (decrease) from investment operations	0.93	0.49	0.60	(0.07)	0.86	(0.12)

Dividends and distributions from:
Net investment income	(0.83)	(0.90)	(1.42)	(1.03)	(0.90)	(1.19)
Net realized gain	—	—	(0.02)	(0.25)	—	—

Total dividends and distributions	(0.83)	(0.90)	(1.44)	(1.28)	(0.90)	(1.19)

Net asset value, end of period	$13.48	$13.38	$13.79	$14.63	$15.98	$16.02

Market price, end of period	$13.58	$15.15	$15.08	$15.86	$15.80	$15.85

Total Investment Return[2]

Based on net asset value	2.97%[3]	2.95%	3.53%	(0.82)%	5.52%	(0.61)%

Based on market price	(8.39)%[3]	6.60%	4.44%	8.74%	5.45%	5.32%

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	0.39%[4]	1.86%	1.14%	2.37%	2.48%	2.43%

Total expenses after fees waived and paid indirectly	0.91%[4]	1.86%	1.14%	2.37%	2.48%	2.43%

Total expenses	1.61%[4]	1.86%	1.14%	2.37%	2.48%	2.43%

Net investment income	13.74%[4]	3.50%	4.50%	5.23%	3.83%	7.54%

Supplemental Data

Portfolio turnover	9%	10%	8%	116%	20%	39%

Net assets, end of period (000)	$39,868	$39,569	$40,781	$43,276	$47,255	$47,381

Asset coverage per $1,000	$—	$—	$—	$—	$3,453	$3,375

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.63	$13.82	$14.27	$15.22	$14.75	$14.33

Net investment income	0.33 [1]	0.74	0.66	0.78	0.92	0.83
Net realized and unrealized gain (loss)	(0.18)	(0.13)	0.11	(0.37)	0.66	0.77

Net increase from investment operations	0.15	0.61	0.77	0.41	1.58	1.60

Dividends and distributions from:
Net investment income[6]	(0.38)	(0.61)	(0.93)	(1.01)	(0.86)	(1.00)
Net realized gain	—	—	(0.29)	(0.35)	(0.25)	(0.18)
Tax return of capital	—	(0.19)	—	—	—	—

Total dividends and distributions	(0.38)	(0.80)	(1.22)	(1.36)	(1.11)	(1.18)

Net asset value, end of period	$13.40	$13.63	$13.82	$14.27	$15.22	$14.75

Market price, end of period	$12.30	$12.23	$12.86	$13.69	$14.02	$13.57

Total Investment Return[2]

Based on net asset value	1.40%[3]	5.04%	6.20%	3.18%	11.79%	11.76%

Based on market price	3.73%[3]	1.29%	3.07%	7.46%	11.93%	6.62%

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	0.90%[4]	0.78%	0.77%	0.85%	0.92%	0.87%

Total expenses after fees waived and paid indirectly	4.31%[4]	1.60%	1.08%	1.50%	1.32%	1.05%

Total expenses	4.31%[4]	1.60%	1.08%	1.50%	1.32%	1.05%

Net investment income	4.88%[4]	5.36%	4.78%	5.20%	6.20%	5.58%

Supplemental Data

Portfolio turnover	422%[5]	122%	88%	220%	398%	161%

Net assets, end of period (000)	$362,160	$368,335	$373,518	$385,514	$411,163	$398,540

Asset coverage per $1,000	$3,572	$4,564	$96,502	$5,438	$5,012	$5,348

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Includes TBA transactions, excluding these transactions, the portfolio turnover would have been 274%.
[6]	A portion of the distribution may be deemed a tax return of capital or net realized gain.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	75

Financial Highlights	BlackRock High Yield Trust (BHY)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$7.91	$7.85	$7.48	$7.95	$6.96	$6.13

Net investment income	0.30 [1]	0.63	0.66	0.68	0.92	1.06
Net realized and unrealized gain (loss)	(0.71)	0.04	0.36	(0.36)	1.02	0.89

Net increase (decrease) from investment operations	(0.41)	0.67	1.02	0.32	1.94	1.95

Dividends and distributions from:
Net investment income	(0.26)	(0.61)	(0.65)	(0.79)	(0.92)	(1.07)
Tax return of capital	—	—	—	—	(0.03)	(0.05)

Total dividends and distributions	(0.26)	(0.61)	(0.65)	(0.79)	(0.95)	(1.12)

Net asset value, end of period	$7.24	$7.91	$7.85	$7.48	$7.95	$6.96

Market price, end of period	$6.83	$6.92	$7.77	$7.36	$9.30	$10.25

Total Investment Return[2]

Based on net asset value	(4.11)%[3]	9.03%	14.25%	2.85%	26.24%	27.75%

Based on market price	3.40%[3]	(3.63)%	14.93%	(13.49)%	0.28%	32.87%

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	1.87%[4]	2.10%	2.19%	2.10%	1.96%	2.22%

Total expenses after fees waived and paid indirectly	2.77%[4]	4.14%	4.49%	3.51%	2.68%	3.07%

Total expenses	2.78%[4]	4.16%	4.50%	3.52%	2.69%	3.07%

Net investment income	8.37%[4]	7.84%	8.74%	8.71%	12.16%	16.37%

Supplemental Data

Portfolio turnover	17%	69%	85%	102%	156%	30%

Net assets, end of period (000)	$46,457	$50,782	$50,385	$47,924	$50,914	$44,438

Asset coverage per $1,000	$9,849	$6,490	$3,488	$3,310	$3,645	$3,308

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Income Opportunity Trust (BNA)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$11.02	$11.17	$11.56	$12.38	$11.93	$11.83

Net investment income	0.31 [1]	0.62	0.57	0.72	0.76	0.84
Net realized and unrealized gain (loss)	(0.26)	(0.11)	0.01	(0.45)	0.53	0.31

Net increase (decrease) from investment operations	0.05	0.51	0.58	0.27	1.29	1.15

Dividends and distributions from:
Net investment income	(0.31)	(0.61)	(0.65)	(0.81)	(0.84)	(0.81)
Net realized gain	—	—	(0.26)	(0.28)	—	(0.24)
Tax return of capital	—	(0.05)	(0.06)	—	—	—

Total dividends and distributions	(0.31)	(0.66)	(0.97)	(1.09)	(0.84)	(1.05)

Net asset value, end of period	$10.76	$11.02	$11.17	$11.56	$12.38	$11.93

Market price, end of period	$10.08	$10.19	$10.58	$10.90	$11.38	$10.95

Total Investment Return[2]

Based on net asset value	0.74%[3]	5.11%	5.76%	2.95%	11.90%	10.92%

Based on market price	2.07%[3]	2.62%	6.27%	5.53%	12.04%	14.71%

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	0.83%[4]	0.87%	0.89%	0.87%	0.84%	0.89%

Total expenses after fees waived and paid indirectly	4.35%[4]	2.00%	1.61%	1.72%	1.11%	1.29%

Total expenses	4.35%[4]	2.01%	1.61%	1.72%	1.11%	1.29%

Net investment income	5.23%[4]	5.68%	5.11%	5.97%	6.29%	6.99%

Supplemental Data

Portfolio turnover	296%	196%	131%	396%	300%	46%

Net assets, end of period (000)	$370,698	$379,605	$384,850	$398,078	$426,643	$410,981

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Includes TBA transactions, excluding these transactions, the portfolio turnover would have been 104%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	77

Financial Highlights	BlackRock Income Trust Inc. (BKT)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$6.53	$6.48	$6.54	$6.95	$7.21	$8.13

Net investment income	0.30 [1]	0.30	0.32	0.44	0.51	0.61
Net realized and unrealized gain (loss)	0.12	0.12	0.05	(0.30)	(0.16)	(0.52)

Net increase from investment operations	0.42	0.42	0.37	0.14	0.35	0.09

Dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.34)	(0.48)	(0.61)	(1.01)
Tax return of capital	—	(0.08)	(0.09)	(0.07)	—	—

Total dividends and distributions	(0.15)	(0.37)	(0.43)	(0.55)	(0.61)	(1.01)

Net asset value, end of period	$6.80	$6.53	$6.48	$6.54	$6.95	$7.21

Market price, end of period	$6.05	$5.81	$6.07	$5.90	$7.50	$7.71

Total Investment Return[2]

Based on net asset value	6.86%[3]	7.06%	6.06%	2.12%	5.01%	1.20%

Based on market price	6.85%[3]	1.69%	10.18%	(14.63)%	5.97%	15.41%

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	0.93%[4]	0.98%	1.00%	0.99%	0.97%	1.02%

Total expenses after fees waived and paid indirectly	3.45%[4]	2.76%	2.84%	2.79%	1.37%	1.36%

Total expenses	3.45%[4]	2.77%	2.85%	2.80%	1.37%	1.36%

Net investment income	9.04%[4]	4.60%	4.92%	6.54%	7.13%	8.18%

Supplemental Data

Portfolio turnover	118%[5]	250%	80%	60%	120%	64%

Net assets, end of period (000)	$434,618	$417,651	$414,460	$418,390	$442,635	$457,301

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Includes TBA transactions, excluding these transactions, the portfolio turnover would have been 19%.

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)

						Period July 30, 2003[1] Through October 31, 2003

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$18.52	$19.01	$19.17	$20.13	$19.74	$19.10 [2]

Net investment income	0.72 [3]	1.50	1.35	1.46	1.46	0.33
Net realized and unrealized gain (loss)	(1.29)	(0.49)	0.03	(0.94)	0.43	0.60

Net increase (decrease) from investment operations	(0.57)	1.01	1.38	0.52	1.89	0.93

Dividends and distributions from:
Net investment income[7]	(0.75)	(1.41)	(1.52)	(1.33)	(1.49)	(0.25)
Net realized gain	—	(0.06)	—	(0.15)	(0.01)	—
Tax return of capital	—	(0.03)	(0.02)	—	—	—

Total dividends and distributions	(0.75)	(1.50)	(1.54)	(1.48)	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	—	—	—	—	(0.04)

Net asset value, end of period	$17.20	$18.52	$19.01	$19.17	$20.13	$19.74

Market price, end of period	$15.73	$16.68	$18.85	$17.48	$19.95	$18.80

Total Investment Return[4]

Based on net asset value	(2.62)%[5]	5.66%	7.85%	2.93%	10.17%	4.71%[5]

Based on market price	(1.11)%[5]	(4.03)%	17.31%	(5.30)%	14.64%	(4.77)%[5]

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	0.63%[6]	0.83%	0.91%	0.92%	0.90%	0.79%[6]

Total expenses after fees waived and paid indirectly	1.27%[6]	2.14%	2.19%	1.71%	1.25%	0.82%[6]

Total expenses	1.27%[6]	2.16%	2.20%	1.71%	1.26%	0.82%[6]

Net investment income	6.84%[6]	7.92%	7.10%	7.42%	7.34%	6.87%[6]

Supplemental Data

Portfolio turnover	97%	65%	132%	70%	215%	127%

Net assets, end of period (000)	$634,434	$683,109	$699,206	$704,961	$739,225	$724,747

[1]	Commencement of operations.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.
[7]	A portion of the distribution may be deemed a tax return of capital or net realized gain.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	79

Financial Highlights	BlackRock Preferred and Equity Advantage Trust (BTZ)

	Six Months Ended April 30, 2008 (Unaudited)	Period December 27, 2006[1] through October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$21.39	$23.88 [2]

Net investment income	0.70 [3]	1.25
Net realized and unrealized loss	(3.11)	(1.86)
Dividends to Preferred Shareholders from net investment income	(0.22)	(0.31)

Net decrease from investment operations	(2.63)	(0.92)

Dividends and distributions to common shareholders from:
Net investment income[9]	(0.94)	(0.93)
Net realized gain	—	(0.47)

Total dividends and distributions	(0.94)	(1.40)

Capital charges with respect to issuance of:
Common Shares	—	(0.04)
Preferred Shares	—	(0.13)

Total capital charges	—	(0.17)

Net asset value, end of period	$17.82	$21.39

Market price, end of period	$16.34	$18.65

Total Investment Return[4]

Based on net asset value	(11.98)%[5]	(4.42)%[5]

Based on market price	(7.43)%[5]	(20.34)%[5]

Ratios to Average Net Assets Applicable to Common Shares[6]

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax[7]	1.12%[8]	1.04%[8]

Total expenses after fees waived and paid indirectly[7]	1.26%[8]	1.88%[8]

Total expenses[7]	1.26%[8]	1.90%[8]

Net investment income[7]	7.04%[8]	6.50%[8]

Preferred share dividends	2.20%[8]	1.64%[8]

Net investment income available to Common Shareholders	4.84%[8]	4.86%[8]

Supplemental Data

Portfolio turnover	39%	35%

Net assets applicable to common shareholders, end of period (000)	$923,447	$1,108,534

Preferred Shares outstanding at liquidation preference, end of period (000)	$462,000	$462,000

Asset coverage end of period (000)	$74,970	$89,737

[1]	Commencement of operations.
[2]	Net asset value, beginning of period, reflects a deduction of $1.125 per share sales charge from the initial offering price of $25.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Ratios are calculated on the basis of income and expense applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7]	Do not reflect the effects of dividends to Preferred Shareholders.
[8]	Annualized.
[9]	A portion of the distribution may be deemed a tax return of capital or net realized gain.

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Strategic Bond Trust (BHD)

	Six Months Ended April 30, 2008 (Unaudited)
		Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.80	$13.83	$13.68	$15.10	$15.07	$12.63

Net investment income	0.44 [1]	0.95	0.99	1.10	1.39	1.59
Net realized and unrealized gain (loss)	(0.47)	(0.06)	0.18	(1.13)	0.25	2.34

Net increase (decrease) from investment operations	(0.03)	0.89	1.17	(0.03)	1.64	3.93

Dividends and distributions from:
Net investment income[5]	(0.46)	(0.92)	(0.98)	(1.12)	(1.61)	(1.49)
Tax return of capital	—	—	(0.04)	(0.27)	—	—

Total dividends and distributions	(0.46)	(0.92)	(1.02)	(1.39)	(1.61)	(1.49)

Net asset value, end of period	$13.31	$13.80	$13.83	$13.68	$15.10	$15.07

Market price, end of period	$11.68	$11.88	$12.85	$12.45	$16.70	$15.27

Total Investment Return[2]

Based on net asset value	0.31%[3]	7.26%	9.58%	(0.49)%	11.35%	32.55%

Based on market price	2.25%[3]	(0.62)%	11.87%	(18.11)%	21.54%	37.36%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly and excluding interest expense and excise tax	0.81%[4]	0.87%	0.94%	0.92%	0.89%	1.01%

Total expenses after fees waived and paid indirectly	0.81%[4]	1.27%	2.00%	1.87%	1.23%	1.71%

Total expenses	0.94%[4]	1.45%	2.25%	2.14%	1.49%	2.01%

Net investment income	6.66%[4]	6.86%	7.26%	7.58%	9.23%	11.32%

Supplemental Data

Portfolio turnover	18%	34%	56%	51%	31%	32%

Net assets, end of period (000)	$93,927	$97,410	$97,614	$96,546	$106,433	$106,045

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.
[5]	A portion of the distribution may be deemed a tax return of capital or net realized gain.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	81

Notes to Financial Statements (Unaudited)

Note 1. Significant Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Preferred and Equity Advantage Trust (“Preferred and Equity”) is registered as a non-diversified, closed-end management investment company under the 1940 Act. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts. Broad Investment Grade, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration, Preferred and Equity and Strategic Bond are individually referred to as a “Trust” and collectively as the “Trusts”. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset value of its Common Shares on a daily basis.

On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned registered investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

On November 29, 2007, Broad Investment Grade’s Board of Directors approved a Plan of Liquidation and Dissolution. Accordingly, Broad Investment Grade will liquidate substantially all of its assets on or about the close of business on December 31, 2009.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: The Trusts value their corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Directors or Trustees, as appropriate (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Trusts’ pricing service. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of each Trust are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — Each Trust may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such

82	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Trust as unrealized gains or losses.

When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward Foreign Exchange Contracts — Each Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward foreign exchange currency contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•

Options — Each Trust may purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. European options are exercised at maturity date only.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

•

Swaps — Each Trust may enter into swap agreements, which are OTC contracts in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Trust are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

•

Credit Default Swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

•

Interest Rate Swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Total Return Swaps — Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

•

Swaptions — The Trusts may purchase and write call and put swaptions. Swaption contracts written by the Trusts represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Trust will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Trust purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Trust writes a swap-tion, upon exercise of the option the Trust will become obligated according to the terms of the underlying agreement.

When a Trust writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. When a security is purchased or sold through an exercise of a swaption, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. Changes in the value of the swaption are recognized as unrealized gains or losses. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Trust as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Trusts enter into swaption contracts with coun-terparties whose creditworthiness has been evaluated by the investment advisor. The Trusts bear the market risk arising from any change in index values or interest rates.

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Notes to Financial Statements (continued)

Borrowed Bond Agreements: In a borrowed bond agreement, each Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into settle short positions. In a borrowed bond agreement, the Trust’s prime broker or third party broker takes possession of cash as collateral. The Trust’s receive interest income on the cash collateral relating to the borrowed bond agreement and are obligated to pay the prime broker or third party broker payments received on such borrowed securities. The cash collateral approximates the principal amount of the bonds borrowed transaction. To the extent that the bonds borrowed transactions exceed one business day, the value of the collateral with any counter-party is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: The Trusts may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Trust considers these investments to be investments in debt securities for purposes of its investment policies.

A Trust earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded as gains or losses. When the Trust buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

A Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Trust having a contractual relationship only with the lender, not with the borrower. The Trust will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Trust will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trust’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trust may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Mortgage Dollar Rolls: Each Trust may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Trust is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Trust will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust.

If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trusts compared with what the performance would have been without the use of dollar rolls.

Preferred Shares: The Trusts may invest in Preferred Shares. Preferred Shares have a preference over Common Shares in liquidation (and generally in receiving dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of Preferred Shares with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible Preferred Shares generally also reflects some element of conversion value. Because Preferred Shares are junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a Preferred Shares than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, Preferred Shares’ dividends are payable only if

84	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

declared by the issuer’s Board of Directors or Trustees. Preferred Shares also may be subject to optional or mandatory redemption provisions.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statements of Assets and Liabilities. At the time the Trust enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Borrowed Bonds: Each Trust may engage in short selling of securities as a method of managing potential price declines in similar securities owned by the Trust. When a Trust engages in short selling, it may enter into a borrowed bond agreement to borrow the security sold short and deliver it to the broker-dealer with which it engaged in the short sale. A gain, limited to the price at which a Trust sold the security short or pursuant to the borrowed bond agreement, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale or borrowed bond agreement if the market price is greater or less than the proceeds originally received.

TBA Commitments: The Trusts may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Trust’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments.”

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Trusts report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Zero Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trust segregate assets in connection with certain investments (e.g., reverse repurchase agreements, swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each of the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, each Trust implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to each Trust, and has determined that the adoption of FIN 48 does not have a material impact on each Trust’s financial statements. Each Trust files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s tax returns remains open for the years ended October 31, 2004 through October 31, 2006.The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on each of the Trust’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to

SEMI-ANNUAL REPORT	APRIL 30, 2008	85

Notes to Financial Statements (continued)

facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on each of the Trust’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on each of the Trust’s financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Directors or Trustees (“Independent Directors or Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors or Trustees. This has approximately the same economic effect for the Independent Directors or Trustees as if the Independent Directors or Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors or Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statement of Assets and Liabilities.

Other: Expenses directly related to one of the Trusts are charged to that Trust. Other operating expenses shared by several Trusts are pro-rated among those Trusts on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment and administration services. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 0.65% for Preferred and Equity, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average total assets (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations from 2002 through February 28, 2007, 0.15% through February 28, 2008, 0.10% through February 28, 2009 and 0.05% through February 28, 2010. In addition, effective November 1, 2007, the Advisor agreed to waive the advisory and administration fees for Broad Investment Grade for the period November 1, 2007 to the Trust’s termination in 2009.

Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Advisory Agreement for Core Bond, Limited Duration, Preferred and Equity and Strategic Bond covers both investment advisory and administration services. The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.15% for Broad Investment Grade, 0.10% for Income Opportunity, and 0.15% for Income Trust, of each Trust’s average net assets and 0.10% for High Yield of the Trust’s average managed assets.

Effective January 1, 2008, certain Trusts reimbursed the Advisor the following amounts for certain accounting services, which are included in accounting services expenses in the Statements of Operations:

Reimbursement

Core Bond	$1,519
Limited Duration	$2,617
Preferred and Equity	$5,893
Strategic Bond	$389

BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration, Preferred and Equity and Strategic Bond. BlackRock Investment Management, LLC (“BIM”), a wholly owned subsidiary of BlackRock, Inc., also serves as sub-advisor to Preferred and Equity. The Advisor pays BFM and BIM for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

During the six months ended, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned commissions on transactions of securities as follows:

Six Months Ended April 30, 2008

Income Trust	$30
Preferred and Equity	$23,449

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates.

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Notes to Financial Statements (continued)

3. Investments:

Purchases and sales (including paydowns, payups, TBA transactions and excluding short-term securities) of investments, excluding short-term securities, for the six months ended April 30, 2008 for each Trust were as follows:

	Purchases	Sales

Broad Investment Grade	$6,302,020	$3,521,814
Core Bond	$2,424,691,512	$2,485,512,831
High Yield	$9,156,155	$14,639,439
Income Opportunity	$1,422,444,161	$1,510,324,560
Income Trust	$1,206,879,531	$527,864,475
Limited Duration	$887,164,786	$868,841,113
Preferred and Equity	$551,128,803	$688,487,571
Strategic Bond	$14,938,937	$14,906,990

Transactions in options written for the six months ended April 30, 2008 were as follows:

Core Bond

	Contracts*	Premiums Received

Outstanding call options written, beginning of period	28	$1,130,772
Options written	58	142,079
Options expired	(66)	(401,113)

Outstanding call options written, end of period	20	$871,738

* Some contracts represent a notional amount of $1,000,000.

	Contracts*	Premiums Received

Outstanding put options written, beginning of period	28	$1,130,773
Options written	60	238,239
Options expired	(12)	(371,035)
Options closed	(30)	(27,606)

Outstanding put options written, end of period	46	$970,371

* Some contracts represent a notional amount of $1,000,000.

Income Opportunity

	Contracts	Premiums Received

Outstanding call options written, beginning of period	31	$1,239,280
Options written	63	156,092
Options expired	(72)	(436,195)

Outstanding call options written, end of period	22	$959,177

Income Trust

Transactions in call options written for the six months ended April 30, 2008 were as follows:

	Contracts*	Premiums Received

Outstanding call options written, beginning of period	138	$4,975,195
Options written	554	6,463,894
Options expired	(28)	(431,530)
Options closed	(246)	(2,703,447)

Outstanding call options written, end of period	418	$8,304,112

*Some contracts represent a notional amount of $1,000,000.

	Contracts*	Premiums Received

Outstanding put options written, beginning of period	138	$4,929,221
Options expired	(13)	(403,292)
Options closed	(67)	(1,358,523)

Outstanding put options written, end of period	58	$3,167,406

*Some contracts represent a notional amount of $1,000,000.

Preferred and Equity Advantage

	Contracts*	Premiums Received

Outstanding call options written, beginning of period	2,455	$5,426,127
Options written	34,204	50,754,570
Options expired	(8,045)	(21,311,342)
Options closed	(17,484)	(29,474,258)

Outstanding call options written, end of period	11,130	$5,395,097

4. Reverse Repurchase Agreements:

For the six months ended April 30, 2008, the Core Bond’s average amount of reverse repurchase agreements outstanding was approximately $140,791,000 and the daily weighted average interest rate was 3.51%.

For the six months ended April 30, 2008, Income Opportunity’s average amount of reverse repurchase agreements outstanding was approximately $141,168,000 and the daily weighted average interest rate was 3.72%.

For the six months ended April 30, 2008, the Income Trust’s average amount of reverse repurchase agreements outstanding was approximately $70,110,000 and the daily weighted average interest rate was 3.76%.

For the six months ended April 30, 2008, the Limited Duration Income’s average amount of reverse repurchase agreements outstanding was approximately $134,275,000 and the daily weighted average interest rate was 3.62%.

For the six months ended April 30, 2008, the Preferred and Equity’s average amount borrowed was approximately $27,807,000 and the daily weighted average interest rate was 4.74%.

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Notes to Financial Statements (continued)

5. Commitments:

Limited Duration may invest in floating rate loans. In connection with these investments, the Trust may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Trust to furnish temporary financing to a borrower until permanent financing can be arranged. At April 30, 2008, the Trust had outstanding commitments of approximately $2,088,000. In connection with these commitments, the Trust earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of April 30, 2008, the Trust had the following unfunded loan commitments:

Borrower	Commitment (000)	Value of Underlying Loan (000)

Community Health	$419	$419
Las Vegas Sands	$448	$411
NG Wireless	$140	$133
Big West Oil	$425	$398
Cellular South	$500	$468
Advanced Foods	$156	$138

6. Capital Loss Carryforwards:

As of October 31, 2007, the Trusts had a capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,058,299	2011
	684,360	2012
	479,568	2014

	$3,222,227

Core Bond	$4,880,373	2014

High Yield	$3,270,311	2008
	15,159,280	2009
	8,468,860	2010
	4,771,417	2011
	316,410	2012
	2,060,533	2014
	2,467,773	2015

	$36,514,584

Income Opportunity	$2,451,626	2014
	2,342,922	2015

	$4,794,548

Income Trust	$1,352,206	2008
	13,940,898	2009
	21,960,613	2011
	10,100,201	2012
	3,861,222	2013
	6,952,429	2014
	8,585,744	2015

	$66,753,313

Preferred and Equity	$49,741,712	2015

Strategic Bond	$447,113	2014

7. Capital Share Transactions:

There are 200 million of $0.01 par value Common Shares authorized for Broad Investment Grade, Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value Common Shares authorized for Core Bond, High Yield, Limited Duration, Preferred and Equity and Strategic Bond. At April 30, 2008, the shares owned by an affiliate of the Advisor of Limited Duration and Preferred and Equity were 6,021 and 4,817, respectively.

Preferred and Equity, which commenced on December 27, 2006, issued 47,004,817 common shares under the initial public offering. On February 1, 2007, an additional 4,750,000 shares were issued by the underwriters exercising their over-allotment option. Offering costs incurred in connection with the offering of Common Shares have been charged against the proceeds from the initial Common Share offering in the amount of $1,367,957.

Common Shares

During the six months ended April 30, 2008 and year ended October 31, 2007, the following Trusts issued additional shares under their respective dividend reinvestment plan:

	April 30, 2008	October 31, 2007

High Yield	—	1,496
Limited Duration	—	107,367
Preferred and Equity	—	73,340

Preferred Shares

As of April 30, 2008, Preferred and Equity has the following series of Preferred Shares outstanding as listed in the table below. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Series	Shares

T7	4,620
W7	4,620
R7	4,620
F7	4,620

Shares issued and outstanding for the six months ended April 30, 2008 remained constant.

Preferred and Equity pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25% calculated on the aggregate principal amount. For the six months ended April 30, 2008, MLPF&S received $265,286 in commissions from Preferred and Equity.

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, Preferred and Equity is required to pay the maximum applicable rate on the Preferred Shares to holders of such Shares for each successive dividend period until such time as the stock is successfully auctioned. The maximum applicable rate on the Preferred Shares is 150% times or 1.25% plus the Telerate/BBA LIBOR rate. During the six months ended April 30, 2008, the Preferred Shares of

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Notes to Financial Statements (concluded)

Preferred and Equity was successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend rates on the Preferred Shares for Preferred and Equity for the six months ended April 30, 2008 were as follows:

Series	Low	High	Average

T7	3.950%	5.850%	4.764%
W7	4.023%	5.400%	4.763%
R7	3.880%	6.000%	4.742%
F7	3.600%	5.750%	4.666%

Since February 13, 2008 the Preferred Shares of Preferred and Equity failed to clear any of it auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate which ranged from 3.94% to 4.73%. A failed auction is not an event of default for Preferred and Equity but it is a liquidity event for the holders of the Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate Preferred Shares than buyers. It is impossible to predict how long this imbalance will last. An auction for the Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the ability to sell the Preferred Shares at its liquidation preference.

Preferred and Equity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Preferred Shares are redeemable at the option of Preferred and Equity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Preferred and Equity, as set forth in the Trust’s Statement of Preferences, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for Preferred and Equity. In addition, the 1940 Act requires that, along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

8. Subsequent Events:

Subsequent to April 30, 2008, the Board declared dividends per Common Share payable June 2, 2008, to shareholders of record on May 15, 2008. The per share common dividends declared were as follows:

Common Dividend Per Share

Broad Investment Grade	$0.049000
Core Bond	$0.062000
High Yield Trust	$0.051000
Income Trust	$0.024000
Limited Duration Income Trust	$0.105000
Preferred & Equity Advantage	$0.156250
Strategic Bond	$0.077000

The dividends declared on Preferred Shares for the period May 1, 2008 to May 31, 2008 for Preferred and Equity were as follows:

Series	Dividends Declared

T7	$363,271
W7	$461,122
R7	$456,040
F7	$380,318

On June 2, 2008, Preferred and Equity announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

Series	Redemption Date	Shares to be Redeemed	Aggregate Price

T7	6/11/2008	2,310	$57,750,000
W7	6/12/2008	2,310	$57,750,000
R7	6/13/2008	2,310	$57,750,000
F7	6/9/2008	2,310	$57,750,000

Preferred and Equity will finance the Preferred Share redemptions with cash received from reverse repurchase agreement transactions.

SEMI-ANNUAL REPORT	APRIL 30, 2008	89

Officers and Directors or Trustees

G. Nicholas Beckwith, III, Director or Trustee
Richard E. Cavanagh, Director or Trustee
Richard S. Davis, Director or Trustee
Kent Dixon, Director or Trustee
Frank J. Fabozzi, Director or Trustee
Kathleen F. Feldstein, Director or Trustee
James T. Flynn, Director or Trustee
Henry Gabbay, Director or Trustee
Jerrold B. Harris, Director or Trustee
R. Glenn Hubbard, Director or Trustee
W. Carl Kester, Director or Trustee
Karen P. Robards, Director or Trustee
Robert S. Salomon, Jr., Director or Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company Boston, MA 02101

Transfer Agents Common Shares:
Computershare Trust Companies, N.A. Canton, MA 02021

Preferred Shares:
For Preferred and Equity Advantage Trust
BNY Mellon Shareowner Services Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP New York, NY 10036

Fund Address
BlackRock Closed-End Funds c/o BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809

90	SEMI-ANNUAL REPORT	APRIL 30, 2008

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

Deposit Securities

Effective May 30, 2008, following approval by the BlackRock Preferred and Equity Advantage Trust (the “Trust”) Board and the applicable ratings agencies, the definition of “Deposited Securities” in the Trust’s Statement of Preferences was amended in order to facilitate the redemption of the Trust’s Preferred Stock. The following phrase was added to the definition of “Deposit Securities” found in the Trust’s Statement of Preferences:

; provided, however, that solely in connection with any redemption of AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

SEMI-ANNUAL REPORT	APRIL 30, 2008	91

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions by Character				Percentage of Fiscal Year to Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Limited Duration Income Trust	$0.72	$—	$0.03	$0.75	96%	—%	4%	100%
Preferred and Equity	0.50	—	0.44	0.94	53	—	47	100

Each Trust estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

92	SEMI-ANNUAL REPORT	APRIL 30, 2008

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-SEMI-3-0408

Item 2 –    Code of Ethics – Not Applicable to this semi-annual report

Item 3 –    Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –    Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –    Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –    Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –    Portfolio Managers of Closed-End Management Investment Companies – As of April 30, 2008

(a) Not Applicable

(b) Effective May 22, 2008, Stuart Spodek joined the Registrant’s portfolio management team. Messrs. James E. Keenan and Kevin Booth, previously identified in response to paragraph (a) of this item in the Registrant’s most recent annual report, continue as members of the Registrant’s portfolio management team.

(a)(1) As of May 22, 2008, BlackRock Income Opportunity Trust, Inc. is managed by a team of investment professionals comprised of Stuart Spodek, Managing Director at BlackRock a Kevin J. Booth, CFA, Managing Director at BlackRock and James E. Keenan, CFA, Director at BlackRock. Messrs. Spodek, Booth and Keenan are the Fund’s co-portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Booth and Keenan have been members of the Fund’s management team since 2007. Mr. Spodek has been a member of the Fund’s management team since 2008.

Stuart Spodek, Managing Director and portfolio manager, is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group and a member of the Leadership Committee. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995.

(a)(2) As of April 30, 2008:

(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Stuart Spodek	20	17	230	0	4	19
	$7.31 Billion	$7.18 Billion	$88.4 Billion	$0	$2.72 Billion	$6.45 Billion

(iv) Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. In this regard, it should be noted that Mr. Spodek currently manages certain accounts that are subject to performance fees. In addition, Mr. Spodek assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of April 30, 2008:
Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources.

Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to Mr. Spodek, such benchmarks for the Fund include a combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the BlackRock’s ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc.

restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Mr. Spodek has received awards under the LTIP.

     Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Mr. Spodek has participated in the deferred compensation program.

     Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Spodek has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of April 30, 2008, Mr. Spodek did not beneficially own any stock issued by the Fund.

Item 9 –     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –  Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –  Controls and Procedures

11(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –   Exhibits attached hereto

12(a)(1) –  Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –  Certifications – Attached hereto

12(a)(3) –  Not Applicable

12(b) –      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: June 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: June 23, 2008